AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 18, 2000

                                                Securities Act File No. 33-36962
                                        Investment Company Act File No. 811-6175
     =====================================================================


                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                 --------------

                                    FORM N-1A

          Registration Statement Under The Securities Act of 1933         /_/
                       Pre-Effective Amendment No.__                      /_/
                      Post-Effective Amendment No. 24                     /X/

                                     and/or

      Registration Statement Under The Investment Company Act of 1940     /_/
                              Amendment No. 26                            /X/
                        (Check appropriate box or boxes)

                        MAINSTAY INSTITUTIONAL FUNDS INC.
               (Exact Name of Registrant as Specified in Charter)

                                51 Madison Avenue
                               New York, NY 10010
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (212) 576-8149

         Robert Anselmi, Esq.                                   Copy to:
          51 Madison Avenue                             Mitchell B. Birner, Esq.
       New York, New York 10010                                  Dechert
                                                          30 Rockefeller Plaza
                                                          New York, N.Y. 10112
                    (Name and Address of Agent for Service)



It is proposed that this filing will become effective (check appropriate box):

/_/    Immediately upon filing pursuant to paragraph (b) of Rule 485

/_/    On ___________ pursuant to paragraph (b)(1)(v) of Rule 485

/_/    60 days after filing pursuant to paragraph (a)(1) of Rule 485

/_/    On February 29, 2000 pursuant to paragraph (a)(1) of Rule 485

/X/    75 days after filing pursuant to paragraph (a)(2)

/_/    On ___________ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

/_/ This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

                                     MAINSTAY(R) INSTITUTIONAL FUNDS INC.


/ /  PROSPECTUS


                                     JANUARY 2, 2001


                                     CORE BOND PLUS FUND

                                     MID CAP CORE FUND

                                     TAX FREE BOND FUND

                                     Neither the Securities and Exchange
                                     Commission nor any state securities
                                     commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

MAINSTAY INVESTMENTS

                                 What's Inside?

PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS: AN OVERVIEW.................................................    1

CORE BOND PLUS FUND..............................................................................................    3

MID CAP CORE FUND................................................................................................    6

TAX FREE BOND FUND...............................................................................................    8

MORE ABOUT PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS...................................................   10

SHAREHOLDER GUIDE................................................................................................   14

KNOW WITH WHOM YOU'RE INVESTING..................................................................................   24

        PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS: AN OVERVIEW


This Prospectus discusses three mutual funds (the "Funds") that invest for varying combinations of income and growth. The Funds offered by this Prospectus are part of MainStay Institutional Funds Inc., a series mutual fund with 14 different funds (the "Company"). The 11 funds not discussed in this Prospectus are offered by a separate prospectus, which is available to you upon request. Each Fund is managed by New York Life Investment Management LLC ("NYLIM"), which is responsible for the day-to-day management of the Mid Cap Core Fund. MacKay Shields LLC ("MacKay Shields") is the Subadvisor for the Core Bond Plus Fund and the Tax Free Bond Fund and is responsible for the day-to-day management of those funds. Each Fund pursues somewhat different strategies to achieve its objective. The Mid Cap Core Fund invests primarily in equity securities and the Core Bond Plus and the Tax Free Funds invest primarily in debt or fixed income securities. In times of unusual or adverse conditions, for temporary defensive purposes, each Fund may invest outside the scope of its principal investment focus.

Publicly held corporations may raise needed cash by issuing or selling equity securities to investors. When you buy stock in a corporation you become part owner. Equity securities may be purchased through principal stock exchanges, such as the New York Stock Exchange or the American Stock Exchange, or in the over-the-counter market. There are many different types of equity securities, including: stocks, convertible securities, American Depositary Receipts and others. Investors buy equity securities to make money through dividend payments and/or selling them for more than they paid.

Both governments and companies may raise needed cash by issuing or selling debt securities to investors. Debt securities may be purchased directly from those governments and companies or in the secondary trading markets. There are many different types of debt securities, including:

         -        bonds

         -        notes

         -        debentures and others

Some debt securities pay fixed rates of return while others pay variable rates. Interest may be paid at different intervals. Some debt securities do not make regular interest payments, but instead are initially sold at a discount to the principal amount to be paid at maturity.

         The amount of interest paid is subject to many variables, including:

         -        creditworthiness of the issuer

         -        length of time to maturity of the security

         -        market factors

         -        the nature of the debt instrument

NOT INSURED

An investment in the Funds is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

YOU COULD LOSE MONEY

Before considering one or more investments, you should understand that you could lose money.

NAV WILL FLUCTUATE

The value of Fund shares, also known as net asset value ("NAV"), will fluctuate based on the value of a Fund's holdings. Security values change. Investment in common stocks and other equity securities is particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in management's ability to anticipate such changes which can adversely affect the value of a Fund's holdings. In the case of debt securities, security values usually change when interest rates change. Generally, when interest rates go up, the value of a debt security goes down and when interest rates go down, the value of a debt security goes up. Other factors that can affect security values and Fund share prices are changes in:

         -        company or industry conditions

         -        how the market views the creditworthiness of an issuer

         -        economic or market conditions

         -        relative values of currencies, and

         -        the average maturity of a Fund's investments.

MORE INFORMATION

The next section of this prospectus gives you more detailed information about the investment objectives, policies, principal investment strategies, principal risks, past performance and expenses of each of the Funds offered in this prospectus. Please review it carefully.

                               CORE BOND PLUS FUND

The Core Bond Plus Fund's investment objective is to seek to maximize total return consistent with the preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES

The Fund normally invests at least 65% of its total assets in a diversified portfolio of

         - Debt or debt related securities issued or guaranteed by the U.S. or foreign governments, their agencies or instrumentalities;

         -        Obligations of international or supranational entities;

         -        Debt securities issued by U.S. or foreign corporate entities;

         -        Zero coupon bonds;

         -        Mortgage-related and other asset-backed securities;

         -        Loan participation interests.

The Fund may also invest up to 20% of its total assets in debt securities rated below investment grade and 10% of its total assets in foreign securities. As part of the principal investment strategy, the Fund's Subadviser may use mortgage dollar rolls and portfolio securities lending techniques.

INVESTMENT PROCESS

The Fund seeks to identify investment opportunities based, in part, on the financial condition and competitiveness of bond issuers. In addition, among the principal factors considered in determining whether to increase or decrease the emphasis placed upon a particular type of security or bond market sector are:

         -        fundamental economic cycle analysis

         -        credit quality

         -        interest rate trends.

The Fund also invests in a variety of countries, which may include countries with established economies as well as emerging market countries that the Subadvisor believes present favorable opportunities. Securities of issuers in one country may be denominated in the currency of another country. The Fund's principal investments also may include high yield debt securities rated below BBB by S&P or Baa by Moody's or, if unrated, determined by the Subadvisor to be of comparable quality. The Fund's principal investments also include mortgage-related and asset-backed securities, and when-issued securities and forward commitments.

The Fund may enter into mortgage-dollar roll transactions, buy and sell currency on a spot basis and may enter into foreign currency forward contracts for hedging purposes. The Fund may also buy foreign currency options and may use portfolio securities lending as a principal investment strategy.

PRINCIPAL RISKS

The values of debt securities fluctuate depending upon various factors, including:

-        interest rates

-        issuer creditworthiness

-        market conditions

-        maturities.

The total return for a convertible security will be partly dependent upon the performance of the underlying common stock into which it can be converted.

PAST PERFORMANCE

Since the Fund commenced operations on January 2, 2001, there are no performance figures reflecting the Fund's performance.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

         SHAREHOLDER FEES
         (fees paid directly from your investment)
         Maximum Sales Charge (Load) Imposed on Purchases of Shares (as a                 None
         percentage of offering price)

         Maximum Deferred Sales Charge (Load) (as a percentage of redemption              None
         proceeds)

         Exchange Fee                                                                     None

         ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

         Management Fee                                                                  0.60%

         Distribution (12b-1) Fees                                                        None

         Shareholder Service Fees                                                         None

         Other Expenses(1)                                                               0.47%

         Total Annual Fund Operating Expenses(2)                                         1.07%

(1) "Other Expenses" are based on estimated amounts for the current fiscal year.

(2) The Manager has voluntarily agreed to waive a portion of the fees otherwise payable to it to the extent that annual operating expenses exceed 0.70% of average daily net assets of the Fund. As a result, for the fiscal period ending October 31, 2001 it is estimated the management fee paid will be 0.23% and Total Annual Fund Operating Expenses will be 0.70% of the Fund's average daily net assets. This waiver may be discontinued at any time without notice.

EXAMPLE

The "Example" is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reflects what you would pay if you close your account at the end of each of the time periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund operating expenses remain the same. Your actual costs may be higher or lower than those shown.

                        EXPENSES AFTER
                        1 year                                 $109
                        3 years                                $340

                                MID CAP CORE FUND

The Mid Cap Core Fund's investment objective is to seek long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

The Fund normally invests at least 65% of the value of its total assets in the stocks of Mid-sized companies. NYLIM, the Fund's manager, seeks those mid cap companies that it believes will outperform the average of the mid cap universe. Mid-sized companies are those companies with market capitalizations of approximately $2 billion to $10 billion.

INVESTMENT PROCESS

NYLIM uses a quantitative management approach that ranks stocks based on a proprietary model. NYLIM ranks companies in the mid cap universe and then generally invests in those companies ranked in the top 75% of the universe. NYLIM ranks stocks based on the financial strength of the issuer and the potential for strong, long-term earnings growth. This approach seeks to overweight those mid cap stocks that NYLIM believes will outperform the mid cap universe as a whole.

PRINCIPAL RISKS

Investment in common stocks and other equity securities is particularly subject to the risk of changing economic, stock market, industry and company conditions and the risk inherent in management's ability to anticipate such changes that can adversely affect the value of the Fund's holdings. Mid cap stocks are generally less established and may be more volatile and less liquid than stocks of larger companies.

PAST PERFORMANCE

Since the Fund commenced operations on January 2, 2001 there are no performance figures reflecting the Fund's performance.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

         SHAREHOLDER FEES
         (fees paid directly from your investment)
         Maximum Sales Charge (Load) Imposed on Purchases of Shares (as a                 None
         percentage of offering price)

         Maximum Deferred Sales Charge (Load) (as a                                       None


         percentage of redemption proceeds)

         Exchange Fee                                                                     None

         ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

         Management Fee                                                                  0.85%

         Distribution (12b-1) Fees                                                        None

         Shareholder Service Fees                                                         None

         Other Expenses(1)                                                               0.37%

         Total Annual Fund Operating Expenses(2)                                         1.22%

(1) "Other Expenses" are based on estimated amounts for the current fiscal year.

(2) The Manager has voluntarily agreed to waive a portion of the fees otherwise payable to it to the extent that annual operating expenses exceed 1.00% of average daily net assets of the Fund. As a result, for the fiscal period ending October 31, 2001 it is estimated that the management fee paid will be 0.63% and Total Annual Fund Operating Expenses will be 1.00% of the Fund's average daily net assets. This waiver may be discontinued at any time without notice.

EXAMPLE

The "Example" is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reflects what you would pay if you close your account at the end of each of the time periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund operating expenses remain the same. Your actual costs may be higher or lower than those shown.

                        EXPENSES AFTER
                        1 year                                 $124
                        3 years                                $387

                               TAX FREE BOND FUND

The Tax Free Bond Fund's investment objective is to provide a high level of current income free from regular federal income tax, consistent with the preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES

The Fund normally invests in tax-exempt securities that are, at the time of purchase, rated in one of the top four categories (or short-term tax-exempt securities rated in one of the top three categories) by either Moody's, Standard & Poor's, or Fitch IBCA. Up to 20% of the Fund's net assets may be invested in unrated tax-exempt securities that are deemed by the Fund's Subadvisor, MacKay Shields LLC, to be of a quality comparable to those securities rated in the top four categories. The Fund normally invests at least 80% of its net assets in "municipal bonds" issued by, or on behalf of, the states, the District of Columbia, the territories, commonwealths and possessions of the United States and their political subdivisions, and agencies, authorities and instrumentalities of these entities. In addition, up to 20% of the Fund's net assets may be invested in bonds rated below investment grade ("high-yield securities").

The two main types of municipal bonds are general obligation and revenue bonds. The Fund may not invest more than 20% of its net assets in tax-exempt securities subject to the federal alternative minimum tax (AMT) for individual shareholders.

INVESTMENT PROCESS

The Subadvisor uses a combined approach to investing, analyzing economic trends as well as factors pertinent to particular issuers and securities. Up to 25% of the Fund's total assets may be invested in industrial development bonds. The Fund also may invest in pollution control bonds and zero coupon bonds. The Fund may also invest more than 25% of its total assets in municipal bonds that are related in such a way that an economic, business or political development or change affecting one such security could also affect the other securities (for example, securities whose issuers are located in the same state). Some of the Fund's earnings may be subject to federal tax and most may be subject to state and local taxes.

PRINCIPAL RISKS

The values of debt securities fluctuate depending upon various factors, including:

-        interest rates

-        issuer creditworthiness

-        market conditions

-        maturities.

Consistent with its principal investment strategies, the Fund's investments include derivatives, such as call and put options, futures contracts on debt securities or securities indexes and options on futures contracts. The Fund may use derivatives to try to enhance returns or reduce the risk of loss of (hedge) certain of its holdings. Regardless of the purpose, the Fund may lose money using derivatives. The use of derivatives may increase the volatility of the Fund's net asset value and may involve a small investment of cash relative to the magnitude of risk assumed.

Industrial development, pollution control, and revenue bonds are generally not secured by the taxing power of the municipality but are secured by revenues paid by the industrial user. This means that if the industrial user cannot repay principal and/or interest on the bonds, the Fund may lose money.

High yield securities are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. These securities pay investors a premium--a high interest rate or yield--because of the increased risk of loss. These securities can also be subject to greater price volatility.

To help you decide whether taxable or nontaxable yields are better for you, see Appendix A for a comparative yield table.

PAST PERFORMANCE

Since the Fund commenced operation on January 2, 2001, there are no performance figures reflecting the Fund's performance for a full calendar year.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

         SHAREHOLDER FEES
         (fees paid directly from your investment)

         Maximum Sales Charge (Load) Imposed on Purchases of Shares (as a                 None
         percentage of offering price)

         Maximum Deferred Sales Charge (Load) (as a percentage of redemption              None
         proceeds)

         Exchange Fee                                                                     None

         ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

         Management Fee                                                                  0.50%

         Distribution (12b-1) Fees                                                        None

         Shareholder Service Fees                                                         None

         Other Expenses(1)                                                               0.63%

         Total Annual Fund Operating Expenses(2)                                         1.13%

(1) "Other Expenses" are based on estimated amounts for the current fiscal year.

(2) The Manager has voluntarily agreed to waive a portion of the fees otherwise payable to it to the extent that annual operating expenses exceed 0.65% of average daily net assets of the Fund. As a result, for the fiscal period ending October 31, 2001 it is estimated the management fee paid will be 0.02% and Total Annual Fund Operating Expenses will be 0.65% of the Fund's average daily net assets. This waiver may be discontinued at any time without notice.

EXAMPLE

The "Example" is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reflects what you would pay if you close your account at the end of each of the time periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund operating expenses remain the same. Your actual costs may be higher or lower than those shown.

                                                          INSTITUTIONAL
                        EXPENSES AFTER                        CLASS
                        1 year                                 $115
                        3 years                                $359


         MORE ABOUT PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS

INFORMATION ABOUT EACH FUND'S PRINCIPAL INVESTMENTS, INVESTMENT PRACTICES AND PRINCIPAL RISKS APPEARS AT THE BEGINNING OF THE PROSPECTUS. THE INFORMATION BELOW DESCRIBES IN GREATER DETAIL THE PRINCIPAL INVESTMENTS, INVESTMENT PRACTICES AND PRINCIPAL RISKS PERTINENT TO THE FUNDS.

MORTGAGE-RELATED AND ASSET-BACKED SECURITIES

Mortgage-related (including mortgage-backed) and asset-backed securities are securities whose value is based on underlying pools of loans that may include interests in pools of lower-rated debt securities, consumer loans or mortgages, or complex instruments such as collateralized mortgage obligations and stripped mortgage-backed securities. The value of these securities may be significantly affected by changes in interest rates, the market's perception of issuers and the creditworthiness of the parties involved. NYLIM's or MacKay Shields' ability to correctly forecast interest rates and other economic factors correctly will impact the success of investments in mortgage-related and asset-backed securities. Some securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile. These securities may also be subject to prepayment risk if interest rates fall and if the security has been purchased at a premium the amount of some or all of the premium may be lost in the event of prepayment.

SWAP AGREEMENTS

Certain Funds may enter into interest rate, index and currency exchange rate swap agreements to attempt to obtain a desired return at a lower cost than a direct investment in an instrument yielding that desired return.

Whether a Fund's use of swap agreements will be successful will depend on whether the Manager or the Subadvisor correctly predicts movements in interest rates, indexes and currency exchange rates. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

LENDING OF PORTFOLIO SECURITIES

Portfolio securities may be lent to brokers, dealers and financial institutions to realize additional income under guidelines adopted by the Board of Directors. The risks in lending portfolio securities, as with other extensions of credit, consist of possible loss of rights in the collateral should the borrower fail financially. In determining whether to lend securities, the Manager or the Subadvisor will consider all relevant facts and circumstances, including the creditworthiness of the borrower.

RISK MANAGEMENT TECHNIQUES

Various techniques can be used to increase or decrease a Fund's exposure to changing security prices, interest rates, currency exchange rates, commodity prices or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling futures contracts and options on futures contracts, entering into foreign currency transactions (such as forward foreign currency exchange contracts and options on foreign currencies) and purchasing put or call options on securities and securities indexes.

These practices can be used in an attempt to adjust the risk and return characteristics of the Funds' portfolios of investments. For example, to gain exposure to a particular market, the Fund may be able to purchase a futures contract with respect to that market. When a Fund uses such techniques in an attempt to reduce risk it is known as "hedging." If the Manager or the Subadvisor judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investments, these techniques could result in a loss, regardless of whether the intent was to reduce risk or increase return. These techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.

DERIVATIVE SECURITIES

The value of derivatives is based on certain underlying equity or fixed-income securities, interest rates, currencies or indexes. Derivative securities may be hard to sell and are very sensitive to changes in the underlying security, interest rate, currency or index, and as a result can be highly volatile. If the Manager or the Subadvisor is wrong about its expectations of changes in interest rates or market conditions, the use of derivatives could result in a loss. A Fund could also lose money if the counterparty to the transaction does not meet its obligations. In addition, the leverage associated with inverse floaters, a type of derivative, may result in greater volatility in their market value than other income-producing securities.

FORWARD COMMITMENTS

Debt securities are often sold on a forward commitment basis. The price (or yield) of such securities is fixed at the time a commitment to purchase is made, but delivery and payment for the securities take place at a later date. During the period between purchase and settlement, no payment is made by the Fund and no interest accrues to the Fund. The market value of the securities on the settlement date may be more or less than the purchase price payable at settlement date.

RISKS OF INVESTING IN HIGH YIELD DEBT SECURITIES ("JUNK BONDS")

Debt securities rated lower than Baa by Moody's or BBB by S&P or, if not rated, determined to be of equivalent quality by the Manager or the Subadvisor are sometimes referred to as junk bonds and are considered speculative.

Investment in high yield bonds involves special risks in addition to the risks associated with investments in higher rated debt securities. High yield bonds may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Moreover, such securities may, under certain circumstances, be less liquid than higher rated debt securities.

TEMPORARY DEFENSIVE INVESTMENTS

In times of unusual or adverse conditions, for temporary defensive purposes, each Fund may invest outside the scope of its principal investment focus. During such times, a Fund may not invest in accordance with its investment objective or investment strategies and, as a result, there is no assurance that the Fund will achieve its investment objective. Under such conditions, each Fund may invest without limit in money market and other investments as described in this Prospectus and the Statement of Additional Information. During such times, a Fund may not invest in accordance with its invest in accordance with its investment objective or investment strategies and, as a result, may not achieve its investment objectives.

PORTFOLIO TURNOVER

Portfolio turnover measures the amount of trading a Fund does during the year. The use of certain investment strategies may generate increased portfolio turnover. Funds with high turnover rates (over 100%) often have higher transaction costs (which are paid by the Fund) and may generate short-term capital gains (on which you'll pay taxes, even if you don't sell any shares by year-end).

                                SHAREHOLDER GUIDE

The following pages are intended to help you understand the costs associated with buying, holding and selling your MainStay investments.

BUYING AND SELLING MAINSTAYSHARES:

HOW TO OPEN YOUR MAINSTAY ACCOUNT

Return your completed MainStay application with a check for the amount of your investment to MainStay Institutional Funds Inc., 260 Cherry Hill Road, Parsippany, NJ 07054. If you place your order by phone, MainStay must receive your completed application and check in good order within three business days. "Good order" means all the necessary information, signatures and documentation have been received.

When you open your account, you may also want to choose certain buying and selling options, including transactions by wire. In most cases, these choices can be made later in writing, but it may be quicker and more convenient to decide on them when you open your account.

You buy shares at net asset value. NAV is generally calculated as of the close of regular trading on the New York Stock Exchange (usually 4 pm Eastern time) every day the Exchange is open. When you buy shares, you must pay the NAV next calculated after MainStay Shareholder Services receives your order in good order.

INVESTMENT MINIMUMS:

         -        $1,000 for any single Fund

         -        $100 for each subsequent investment in any of the Funds or

         - $100 for initial and subsequent purchases through a systematic investment plan.

         - *The Company may also accept investments of smaller amounts at its discretion.

         - Tax deductible contributions to a regular IRA generally are limited to $2,000 a year ($4,000 in the case of a spousal
                  IRA). An investor in certain qualified retirement plans may be able to open an account with a smaller minimum investment.

         - The minimum initial investment amount is waived for purchases by the Directors and New York Life and its subsidiaries and their employees, officers, directors or agents.

BUYING AND SELLING MAINSTAY SHARES

OPENING YOUR ACCOUNT


                              HOW                            DETAILS
                                                             -         MainStay must receive your application and
    By phone:        Between 8 am and 6 pm                             check in good order within three
                     Eastern time any day the New                      business days.  If not, MainStay can
                     York Stock Exchange is open;                      cancel your order and hold you
                     call before 4 pm to buy                           liable for costs incurred in placing
                     shares at the current day's                       it.
                     price.
                                                             -         $1,000 minimum.

BUYING ADDITIONAL SHARES

                               HOW                                         DETAILS

By wire:             To buy shares the same day,             Phone in your order and wire the purchase amount to:
                     MainStay must receive your wired
                     money by 4 pm.

                                                             State Street Bank and Trust Company.
                                                             - ABA #011 0000 28
                                                             - The MainStay Institutional Funds Inc. (DDA
                                                               #99046179)
                                                             - Attn: Custody and Shareholder Services
                                                             - Fund name and class
                                                             - your account number
                                                             - name(s) of investor(s)

Electronically:      ACH                                     Call 1-800-695-2126

                     Eligible investors can
                     purchase shares by using
                     electronic debits from a
                     designated bank account.

By mail:             Address your order to:

                     The MainStay Institutional              Make your check payable to The MainStay
                     Funds Inc.                              Institutional Funds Inc.  Be sure to write on
                     P.O. Box 8407                           your check the Fund name, account number

               Boston, MA 02266-8407                   and class of shares.

                                                       * $1,000 minimum for initial purchases and $100 for
                                                       subsequent purchases.

               Send overnight orders to:

               The MainStay Institutional
               Funds Inc.
               c/o Boston Financial
               Data Services
               66 Brooks Drive
               Braintree, MA 02184

SELLING SHARES

                               HOW                                                     DETAILS
By phone:            TO RECEIVE PROCEEDS BY CHECK:           * The maximum order MainStay can process is
                                                             $100,000.

                     Call 1-800-695-2126 Between 8 am        * MainStay will only send checks to the account's
                     and 6 pm Eastern time any day the       owner at the owner's address of record and will not
                     New York Stock Exchange is open;        send checks to addresses on record for 30 days or
                     call before 4 pm to sell shares at      less.
                     the current day's prices (NAV).

                     TO RECEIVE PROCEEDS BY WIRE:            * MainStay must have your bank account
                                                             information on file.

                                                             * Generally, after receiving your sell order by phone,
                     Call 1-800-695-2126.                    MainStay will send the proceeds by bank
                                                             wire to your designated bank account the
                                                             next business day, although it may take up
                                                             to seven days to do so.  Your bank may
                                                             charge you a fee to receive the wire
                                                             transfer.

                     Eligible investors may sell shares
                     and have proceeds electronically
                     credited to a designated bank
                     account.

                     You can have redemption proceeds
                     wired any day banks and the New         * MainStay charges a $10 fee per transaction.
                     York Stock Exchange are open.

                                                             * $1,000 minimum.

By mail:             Address your order to:                  Write a letter of instruction that includes:

                     The MainStay Institutional Funds        * your name(s) and signature(s)
                     Inc.                                    * your account number
                     P.O. Box 8407                           * Fund name and class of shares
                     Boston, MA 02266-8407                   * dollar or share amount you want to sell.


                     Send overnight orders to:               * Obtain a signature guarantee or other
                     The MainStay Institutional Funds Inc.   documentation, if required.
                     c/o Boston Financial Data Services
                     66 Brooks Drive
                     Braintree, MA 02184

                                                             There is a $15 fee for checks mailed to you
                                                             overnight. There is a $10 fee for wire redemptions.

Reinvestment won't relieve you of any tax consequences on gains realized from the sale. The deductions for losses may, however, be denied.

CONVENIENT, YES . . .

BUT NOT RISK-FREE. Telephone redemption privileges are convenient, but you give up some security. When you sign the application to buy shares, you agree that The MainStay Funds will not be liable for following phone instructions that they reasonably believe are genuine. When using the MainStay Audio Response System, you bear the risk of any loss from your errors unless the Funds or MainStay Shareholder Services fails to use established safeguards for your protection. These safeguards are among those currently in place at The MainStay Funds:

         - all phone calls with service representatives are tape recorded and

         - written confirmation of every transaction is sent to your address of record.

REDEMPTIONS-IN-KIND

The Trust reserves the right to pay certain large redemptions, either totally or partially, by a distribution-in-kind of securities (instead of cash) from the applicable Fund's portfolio.

SHAREHOLDER SERVICES

AUTOMATIC SERVICES

Buying or selling shares automatically is easy with the services described below. You select your schedule and amount, subject to certain restrictions. You can set up most of these services with your application, or by calling 1-800-695-2126 for a form.

SYSTEMATIC INVESTING

MainStay offers three automatic investment plans.

AUTOINVEST

If you are authorized, you can automatically debit your designated bank account by:

         -        making regularly scheduled investments

         -        purchasing shares whenever you choose.

DIVIDEND REINVESTMENT

Automatically reinvest dividends and distributions from one MainStay Fund into the same Fund or the same class of any other MainStay Fund.

PAYROLL DEDUCTIONS

If your employer offers this option, you can make automatic investments through payroll deduction.

SYSTEMATIC WITHDRAWAL PLAN

Withdrawals must be at least $100. You must have at least $10,000 in your account at the time of request and shares must not be in certificate form.

The Funds will not knowingly permit systematic withdrawals if, at the same time, you are making systematic investments.

EXCHANGING SHARES AMONG THE MAINSTAY INSTITUTIONAL FUNDS INC.

You exchange shares when you sell all or a portion of shares in one Fund and use the proceeds to purchase shares in another Fund. You may exchange shares of the same Class between Funds. Exchanges will be based upon each Fund's NAV per share next computed following receipt of a properly executed exchange request. You may request an exchange by calling 1-800-695-2126. You may also use the Systematic Exchange program described above.

INVESTING FOR RETIREMENT

Except for the Tax Free Bond Fund, you can purchase shares of any of the Funds for retirement plans providing tax-deferred investments for individuals and institutions. You can use the Funds in established plans or the Distributor may provide the required plan documents for selected plans. A plan document must be adopted for a plan to be in existence.

MainStay also provides custodial services for IRA, ROTH IRA, SEP, SARSEP, SIMPLE IRA and Education IRA plans and for 403(b)(7) TSA Custodial Accounts. Plan administration is also available for select qualified retirement plans.

An investor should consult with his or her tax adviser before establishing any tax-deferred retirement plan.

GENERAL POLICIES

BUYING SHARES

         - All investments must be in U.S. dollars with funds drawn on a U.S. bank. MainStay does not accept third-party checks, and it reserves the right to limit the number of checks processed at one time. If your check or ACH purchase is returned unpaid, your order will be canceled and your account will be charged a $20 fee for each returned check or ACH purchase. In addition, the Fund may also redeem shares to cover any losses it incurs as a result. If an AutoInvest payment is returned unpaid for two consecutive periods, the privilege will be suspended until you notify us to reinstate it.

SELLING SHARES

         - If you have share certificates, you must return them with a written redemption request.

         - Your shares will be sold at the next NAV calculated after MSS receives your order in good order. MainStay will make the payment, within seven days after receiving your request in good order.

         - If you buy shares by check or by ACH purchase and quickly decide to sell them the Fund may withhold payment for 10 days from the date the check or ACH purchase order is received.

         - There will be no redemption during any period in which the right of redemption is suspended or date of payment is postponed because the New York Stock Exchange is closed or trading on the Exchange is restricted or the SEC deems an emergency to exist.

         - Unless you decline telephone privileges on your application, you may be responsible for any fraudulent telephone order as long as MSS takes reasonable measures to verify the order.

         -        MainStay requires a written order to sell shares if:

                  - an account has submitted a change of address in the previous 30 days.

         - MainStay requires a written order to sell shares and a signature guarantee if;

                  -        MainStay does not have required bank information

                  -        the proceeds from the sale will exceed $100,000

                  - the proceeds of the sale are to be sent to an address other than the address of record or,

                  - the proceeds are to be payable to someone other than the account holder.

In the interests of all shareholders, MainStay reserves the right to:

         - change or discontinue its exchange privilege upon notice to shareholders, or temporarily suspend this privilege without notice under extraordinary circumstances.

         - change or discontinue the systematic withdrawal plan on notice to shareholders.

         - charge a $12 annual account fee (maximum of $36 per social security or tax I.D. number) on accounts with balances less than $500. The fee is not charged on retirement plan accounts, accounts with automatic investment plans and accounts for which tracking data is not available.

         -        change its minimum investment amounts.

CORRECTION

When you buy and sell shares directly from the Fund, you will receive confirmation statements that describe your transaction. You should review the information in the confirmation statements carefully. If you notice an error, you should call MainStay immediately. If you fail to notify MainStay within one year of the transaction, you may be required to bear the costs of correction.

A signature guarantee helps protect against fraud. You can obtain one from most banks, credit unions and securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call MSS at 1-800-695-2126 to ensure that your signature will be guaranteed by an appropriate institution.

The policies and fees described in this prospectus govern transactions with The MainStay Funds. If you invest through a third party -- bank, broker, 401(k) plan, financial adviser or financial supermarket -- there may be transaction fees for and you may be subject to different investment minimums or limitations on buying or selling shares. Consult a representative of your plan or financial institution if in doubt.

DETERMINING THE FUNDS' SHARE PRICES (NAV) AND THE VALUATION OF SECURITIES

MainStay generally calculates the share price of each Fund (also known as its net asset value, or NAV) at the close of regular trading on the New York Stock Exchange (usually 4 pm Eastern time). The value of the Funds' investments is based on current market prices. If current market values are not available, investments will be valued by another method that the Board of Trustees believes accurately reflects fair value. Changes in the value of the Funds' securities after the close of regular trading that occur will not be reflected in the calculation of NAV unless the Subadvisor deems a particular event would materially affect NAV. In this case, an adjustment in the valuing of the securities may be made.

FUND EARNINGS

DIVIDENDS AND INTEREST

Most Funds earn either dividends from stocks, interest from bonds and other securities, or both. A mutual fund, however, always pays this income to you as "dividends." The dividends paid by each Fund will vary based on the income from its investments and the expenses incurred by the Fund.

CAPITAL GAINS

The Funds earn capital gains when they sell securities at a profit.

WHEN THE FUNDS PAY DIVIDENDS

The Funds declare and distribute any dividends at least once a year.

WHEN THE FUNDS PAY CAPITAL GAINS

At each fiscal year-end, each Fund matches its gains against its losses. If the balance results in a gain, the Fund will distribute the gain to shareholders.

If you prefer to reinvest dividends and/or capital gains in another Fund, you must first establish an account in that class of shares of the Fund.

HOW TO TAKE YOUR EARNINGS

You may receive your share of MainStay Fund earnings in one of five ways. You can make your choice at the time of application, and change it as often as you like by notifying your investment professional (if permitted by the broker-dealer) or MainStay directly. The five choices are:

1.       Reinvest everything in:

         -        the same Fund or

         -        another MainStay Fund of your choice.

2.       Take the dividends in cash and reinvest the capital gains in:

         -        the same Fund or

         -        another MainStay Fund of your choice.

3.       Take the capital gains in cash and reinvest the dividends in:

                  -        the same Fund or

                  -        another MainStay Fund of your choice.

4. Take a percentage of dividends or capital gains in cash and reinvest the remainder in the same Fund.

5.       Take everything in cash.

If you do not make one of these choices on your application, your earnings will be automatically reinvested in the same class of shares of the same Fund.

UNDERSTAND THE TAX CONSEQUENCES

Any dividends and capital gains distributions you receive from the Mid Cap Core Fund and Core Bond Plus Fund are taxable, whether you take them as cash or automatically reinvest them. A Fund's realized earnings are taxed based on the length of time a Fund holds its investments, regardless of how long you hold Fund shares. If a Fund realizes long-term capital gains, the earnings are taxed as long-term capital gains; earnings from short-term capital gains and income generated on debt investments and other sources are generally taxed as ordinary income. Earnings of the Mid Cap Core Fund, if any, will generally be a result of capital gains that may be taxed as either long-term capital gains or short-term capital gains (taxed as ordinary income). Earnings of the Core Bond Plus Fund, if any, will generally be a result of income generated on debt investments and will be taxable as ordinary income.

MainStay will mail your tax report each year by January 31. This report will tell you which distributions should be treated as taxable ordinary income, which, if any, as tax-exempt income, and which, if any, as long-term capital gains.

SEEK PROFESSIONAL ASSISTANCE. Your investment professional can help you keep your investment goals coordinated with your tax considerations. But for tax counsel, always rely on your tax adviser. For additional information on federal, state and local taxation, see "Tax Information" in the SAI.

BUY AFTER THE DIVIDEND PAYMENT. Avoid buying shares shortly before a dividend payment. Part of your investment may be returned in the form of a dividend, which may be taxable.

EXCHANGES

An exchange of shares of one MainStay Fund for shares of another will be treated as a sale of shares of the first Fund and a purchase of shares of the second MainStay Fund. Any gain on the transaction may be subject to taxes.

"TAX-FREE" RARELY MEANS 'TOTALLY TAX-FREE"

Dividends paid by the Tax Free Bond Fund will generally be exempt form federal tax. It should be noted, however, that

-        Tax-exempt dividends may still be subject to state and local taxes.

- A portion of the distributions may be treated as ordinary income and/or long-term capital gains.

- Any time you sell shares -- even shares of a tax-free fund -- you will be subject to tax on any gain (the rise in the share price).

- If you sell shares of a tax-free fund after receiving a tax-exempt dividend, and you have held those shares for six months or less, then you may not be allowed to claim a loss on the sale.

- If you sell shares in a tax-free fund before you become entitled to receive tax-exempt interest as a dividend, the amount that would have been treated as a tax-free dividend will instead be treated as a taxable part of the sales proceeds.

-        Some tax-exempt income may be subject to the alternative minimum tax.

                                 KNOW WITH WHOM
                                YOU'RE INVESTING

WHO RUNS THE FUNDS' DAY-TO-DAY BUSINESS?

New York Life Investment Management LLC (the "Manager"), 300 Interpace Parkway, Building A, Parsippany, NJ 07054, serves as the Funds' manager, handling business affairs for the Funds. The Manager was formed as an independently managed, wholly-owned subsidiary of New York Life Insurance Company in April, 2000. The Manager is an indirect wholly-owned subsidiary of New York Life Insurance Company. The Manager provides offices and conducts clerical, recordkeeping and bookkeeping services, and keeps most of the financial and accounting records required for the Funds. The Manager has delegated its portfolio management responsibilities for two funds to MacKay Shields LLC. The Manager has also delegated certain of its administrative responsibilities to New York Life Insurance Company.

The Manager pays the salaries and expenses of all personnel affiliated with the Funds, and all the operational expenses that aren't the responsibility of the Funds, including the fees paid to the Subadvisors and New York Life Insurance Company as the subadministrator.

The Manager receives an aggregate fee for services performed as a percentage of the average daily net assets of each Fund as follows:

                                                                 RATE PAYABLE FOR CALENDAR
                                                                           YEAR 2001
                      Core Bond Plus Fund                                    .60%
                      Mid Cap Core Fund                                      .85%
                      Tax Free Fund                                          .50%

                      New York Life Investment Management LLC has voluntarily agreed to waive a portion of the fees otherwise payable to it to the extent that annual fund operating expenses exceed 1.00% of average daily net assets of the Core Bond Plus Fund, 1.00% average daily net assets of Mid Cap Core Fund and 0.65% of average daily net assets of Tax Free Bond Fund.

The Manager is not responsible for records maintained by the Funds' Custodian, Transfer Agent, Dividend Disbursing and Shareholder Servicing Agent, or Subadvisor. As of September 30, 2000, the Manager managed over $__ billion in assets.

Under the supervision of the Manager, the Subadvisor is responsible for making the specific decisions about buying, selling and holding securities; selecting brokers and brokerage firms to trade for it; maintaining accurate records; and, if possible, negotiating favorable commissions and fees with the brokers and brokerage firms. For these services, the Subadvisor is paid a monthly fee by the Manager, not the Funds. (See the SAI for a breakdown of fees.) The Funds' Directors oversee the management and operations of the Funds.

WHO MANAGES YOUR MONEY?

New York Life Investment Management LLC, 300 Interpace Parkway, Building A, Parsippany, NJ 07054, serves as Manager of the assets of the Mid Cap Core Fund. NYLIM was formed in April, 2000 as a Delaware limited liability company. NYLIM is an indirect wholly-owned subsidiary of New York Life Insurance Company. As of September 30, 2000, NYLIM managed approximately $_________].

MacKay Shields LLC, 9 West 57th St., New York, NY 10019, is the Subadvisor to the Core Bond Plus Fund and the Tax Free Bond Fund. MacKay Shields is also the Subadvisor to the MainStay Institutional Bond, Growth Equity, International Bond, International Equity, Short-Term Bond, and Value Equity Funds. The firm was incorporated in 1969 as an independent investment advisory firm and was privately held until 1984 when it became a wholly-owned, but autonomously managed subsidiary of New York Life Insurance Company. MacKay Shields became a Delaware limited liability company in 1999. As of September 30, 2000, MacKay Shields managed over $30 billion in assets.

PORTFOLIO MANAGERS: BIOGRAPHIES

CORE BOND PLUS FUND

GARY GOODENOUGH. Mr. Goodenough is a portfolio manager of the Core Bond Plus and has managed the Fund since its inception. Mr. Goodenough became a manager of the MainStay Funds Government Fund and MainStay Funds Total Return Fund in July 2000. Mr. Goodenough joined MacKay Shields as Managing Director and Co-head of the Bond Team in 2000. Prior to joining MacKay Shields, Mr. Goodenough was a Senior Portfolio Manager at Loomis Sayles & Co. from December 1993 to May 2000. Prior to this, he was a Managing Director at Bear Stearns & Company and was a Managing Director of High Yield Bonds and a Managing Director of Global Bonds at Salomon Brothers.

CHRISTOPHER HARMS. Mr. Harms is a portfolio manager of the Core Bond Plus Fund and has managed the Fund since its inception. Mr. Harms has managed the MainStay Institutional Short-Term Bond and MainStay Institutional Bond Funds since April 1999. Mr. Harms is a Managing Director of MacKay Shields. He joined MacKay Shields in 1991.

MID CAP CORE FUND

STEPHEN B. KILLIAN. Mr. Killian is a portfolio manager of the Mid Cap Core Fund and has managed the Fund since its inception. Mr. Killian has also managed the MainStay Institutional Indexed Equity Fund since February 1999 and the MainStay Institutional EAFE Index Fund since March 1999. Mr. Killian is a Managing Director of NYLIM and President of Monitor Capital Advisors LLC. In those roles, he has portfolio management responsibility for international equity funds, active quantitative equity portfolios and development of quantitative strategies. He joined Monitor Capital in 1997, which became part of NYLIM in April, 2000.

Mr. Killian was a Partner and Senior Portfolio Manager at RhumbLine Advisers from 1992 to 1997.

HARVEY FRAM. Mr Fram is a portfolio manager of the Mid Cap Core Fund. He joined Monitor Capital Advisors in February 1999 as a Portfolio Manager and Research Strategist. He is also a Vice President of NYLIM. He is responsible for the management of Monitor Capital's quantitative equity portfolios. Prior to joining Monitor, he was a quantitative equity research analyst at ITG, a technology based equity brokerage firm. Mr. Fram was awarded his CFA designation in 1999 and has an MBA from the Wharton School at the University of Pennsylvania.

TAX FREE BOND FUND

JOHN FITZGERALD. Mr. Fitzgerald is a portfolio manager of the Tax Free Bond Fund and has managed the Fund since its inception. Mr. Fitzgerald became a manager of the MainStay Funds California Tax Free Fund and the MainStay Funds New York Tax Free Fund in July 2000. Prior to joining MacKay Shields, Mr. Fitzgerald was Senior Portfolio Manager at SSB Citibank Asset Management where he managed tax-exempt fixed income accounts for institutions and high net-worth individuals from August 1999 to May 2000. Prior to this, Mr. Fitzgerald was a Vice President and Portfolio Manager at BlackRock Inc. and an Assistant Vice President at TCW Insurance Advisors.

LAURIE WALTERS. Mr. Walters is a portfolio manager of the Tax Free Bond Fund and has managed the Fund since its inception. Ms. Walters became a manager of the MainStay Funds California Tax Free Fund and the MainStay Funds New York Tax Free Fund in July 2000. Ms. Walters, who joined MacKay Shields in 1997, was a Mortgage Trader at Bear Stearns & Company from September 1994 to February 1995 and with Nomura Securities International from 1987 to 1994. Prior to this, she was an investment banking analyst at PaineWebber, Inc. Ms. Walters has 13 years of investment management and research experience.

No dealer, salesman or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus and in the related Statement of Additional Information, in connection with the offer contained in this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Company or the Distributor. This
Prospectus and the related Statement of
Additional Information do not constitute an offer by the Company or by the Distributor to sell or a solicitation of any offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer in such jurisdiction.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
Provides more details about the Funds. A current SAI is incorporated by reference into the prospectus and has been filed with the SEC.

ANNUAL/SEMIANNUAL REPORTS
Provide additional information about the Funds' investments and include discussions of market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year or fiscal period.

TO OBTAIN INFORMATION:
Write NYLIFE Distributors Inc., attn: MainStay Marketing Dept., 300 Interpace Parkway, Building A, Parsippany, N.J. 07054, call 1-800-695-2126.

You can obtain information about the Funds (including the SAI ) by visiting the SEC's Public Relations Room in Washington, D.C. (phone 1-202-942-8090). You may visit the SEC's website at http://www.sec.gov or you may send your written request and duplicating fee to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

THE MAINSTAY INSTITUTIONAL FUNDS INC.
SEC File Number: 811-6175

NYLIFE DISTRIBUTORS INC.
300 Interpace Parkway
Building A
Parsippany, New Jersey 07054
Distributor of MainStay Institutional Funds Inc.
NYLIFE Distributors Inc. is an indirect wholly owned subsidiary of New York Life Insurance Company.

[MAINSTAY INVESTMENTS LOGO]

[RECYCLE LOGO]
More information about the Funds is available free upon request.

                        MAINSTAY INSTITUTIONAL FUNDS INC.
                                51 MADISON AVENUE
                            NEW YORK, NEW YORK 10010

                       STATEMENT OF ADDITIONAL INFORMATION

                               CORE BOND PLUS FUND
                                MID CAP CORE FUND
                               TAX FREE BOND FUND

                              DATE: JANUARY 2, 2001


         This Statement of Additional Information (the "SAI") supplements the information contained in the Company's Prospectus dated January 2, 2001, as amended or supplemented from time to time (the "Prospectus"), for the Core Bond Plus Fund, Mid Cap Core Fund and Tax Free Bond Fund and should be read in conjunction with the Prospectus. The Prospectus is available without charge by writing to MainStay Institutional Funds Inc., 260 Cherry Hill Road, Parsippany, New Jersey 07054-1108, or by calling 1-800-695-2126. This SAI, although not in itself a Prospectus, is incorporated in its entirety by reference in and is made a part of the Prospectus. The Core Bond Plus Fund, Mid Cap Core Fund and Tax Free Bond Fund are part of the MainStay Institutional family of Funds, which include 14 mutual funds. The 11 other funds are offered in a separate prospectus dated January 2, 2001, also available by writing to or calling the Distributor.

         No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in this SAI or in the related Prospectus, in connection with the offer contained herein, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Funds or NYLIFE Distributors, Inc. (the "Distributor"). This SAI and the related Prospectus do not constitute an offer by the Company or by the Distributor to sell or a solicitation of any offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer in such jurisdiction.

         Shareholder inquiries should be made by writing directly to MainStay Institutional Funds Inc., 260 Cherry Hill Road, Parsippany, New Jersey 07054-1108, or by calling 1-800-695-2126. In addition, you can make inquiries through your registered representatives.

                                TABLE OF CONTENTS

THE MAINSTAY INSTITUTIONAL FUNDS..............................................   1
ADDITIONAL INFORMATION ABOUT THE FUNDS........................................   1
         CORE BOND PLUS FUND..................................................   1
         MID CAP CORE FUND....................................................   2
         TAX FREE BOND FUND...................................................   2
INVESTMENT PRACTICES AND INSTRUMENTS COMMON TO MULTIPLE FUNDS.................   3
         TEMPORARY DEFENSIVE MEASURES.........................................   3
         ARBITRAGE............................................................   3
         BORROWING............................................................   3
         CASH EQUIVALENTS.....................................................   4
         COMMERCIAL PAPER.....................................................   4
         REPURCHASE AGREEMENTS AND REVERSE REPURCHASE AGREEMENTS..............   4
         U.S. GOVERNMENT SECURITIES...........................................   5
         CORPORATE DEBT SECURITIES............................................   5
         LENDING OF PORTFOLIO SECURITIES......................................   5
         RESTRICTED SECURITIES................................................   6
         MUNICIPAL SECURITIES.................................................   6
         BANKING INDUSTRY AND SAVINGS AND LOAN INDUSTRY OBLIGATIONS...........   6
         FLOATING AND VARIABLE RATE SECURITIES................................   6
         FOREIGN SECURITIES...................................................   7
         FORWARD FOREIGN CURRENCY CONTRACTS...................................   8
         FOREIGN INDEX-LINKED INSTRUMENTS.....................................  10
         AMERICAN DEPOSITARY RECEIPTS ("ADRs")................................  11
         WHEN-ISSUED AND FIRM OR STANDBY COMMITMENT AGREEMENTS................  11
         MORTGAGE-RELATED AND OTHER ASSET-BACKED SECURITIES...................  11
         MORTGAGE DOLLAR ROLLS................................................  16
         BRADY BONDS..........................................................  16
         LOAN PARTICIPATION INTERESTS.........................................  16
         REAL ESTATE INVESTMENT TRUSTS........................................  17
         RISK MANAGEMENT TECHNIQUES...........................................  18
         OPTIONS ON SECURITIES................................................  18
         OPTIONS ON FOREIGN CURRENCIES........................................  21
         FUTURES TRANSACTIONS.................................................  22
         WARRANTS.............................................................  27
         SHORT SALES AGAINST THE BOX..........................................  28
         RISKS ASSOCIATED WITH DEBT SECURITIES................................  28
         SWAP AGREEMENTS......................................................  28
         HIGH YIELD/HIGH RISK SECURITIES......................................  30
         ZERO COUPON BONDS....................................................  31
FUNDAMENTAL INVESTMENT RESTRICTIONS...........................................  31
NON-FUNDAMENTAL INVESTMENT RESTRICTIONS.......................................  32
DIRECTORS AND OFFICERS........................................................  33
THE MANAGER, THE SUBADVISOR AND THE DISTRIBUTOR...............................  37
         MANAGEMENT AGREEMENT.................................................  37
         SUB-ADVISORY AGREEMENTS..............................................  38
         DISTRIBUTION AGREEMENT...............................................  39
SHAREHOLDER INVESTMENT ACCOUNT................................................  39
SHAREHOLDER TRANSACTIONS......................................................  39
PURCHASES, REDEMPTIONS, EXCHANGES AND REPURCHASE..............................  40
         HOW TO PURCHASE SHARES OF THE FUNDS..................................  40
         REDEMPTIONS AND EXCHANGES............................................  41
TAX-DEFERRED RETIREMENT PLANS.................................................  42

         CASH OR DEFERRED PROFIT SHARING PLANS UNDER SECTION 401(k)
         FOR CORPORATIONS AND SELF-EMPLOYED INDIVIDUALS.......................  42
         INDIVIDUAL RETIREMENT ACCOUNT ("IRA")................................  42
         403(b)(7) TAX SHELTERED ACCOUNT......................................  43
         GENERAL INFORMATION..................................................  44
         ADDITIONAL REDEMPTION INFORMATION....................................  44
PORTFOLIO TRANSACTIONS AND BROKERAGE..........................................  44
NET ASSET VALUE...............................................................  46
TAX INFORMATION...............................................................  47
         TAXATION OF THE FUNDS................................................  47
         CHARACTER OF DISTRIBUTIONS TO SHAREHOLDERS -- GENERAL................  48
         CHARACTER OF DISTRIBUTIONS TO SHAREHOLDERS -- TAX FREE BOND FUND.....  49
         DISCOUNT.............................................................  50
         USERS OF BOND-FINANCED FACILITIES....................................  50
         TAXATION OF OPTIONS, FUTURES AND SIMILAR INSTRUMENTS.................  50
         PASSIVE FOREIGN INVESTMENT COMPANIES.................................  51
         FOREIGN CURRENCY GAINS AND LOSSES....................................  52
         DISPOSITIONS OF FUND SHARES..........................................  52
         TAX REPORTING REQUIREMENTS...........................................  52
         FOREIGN TAXES........................................................  53
         STATE AND LOCAL TAXES................................................  53
         EXPLANATION OF FUND DISTRIBUTIONS....................................  53
         GENERAL INFORMATION..................................................  53
PERFORMANCE INFORMATION.......................................................  54
OTHER INFORMATION.............................................................  55
         CAPITALIZATION.......................................................  55
         EFFECTIVE MATURITY...................................................  55
         CONTROL PERSONS AND SHARE OWNERSHIP OF THE FUNDS.....................  55
         CODE OF ETHICS.......................................................  55
         INDEPENDENT ACCOUNTANTS..............................................  55
         LEGAL COUNSEL........................................................  55
         TRANSFER AGENT.......................................................  56
         CUSTODIAN............................................................  56
         REGISTRATION STATEMENT...............................................  56
APPENDIX A....................................................................  57
MOODY'S INVESTORS SERVICE, INC................................................  57
STANDARD & POOR'S.............................................................  59

                        THE MAINSTAY INSTITUTIONAL FUNDS

         MainStay Institutional Funds Inc. (the "Company") is an open-end management investment company (or mutual fund) currently consisting of 14 separate investment portfolios: Asset Manager Fund (formerly known as Multi-Asset Fund), EAFE Index Fund, Growth Equity Fund, Indexed Equity Fund, International Equity Fund, Value Equity Fund, Bond Fund, Indexed Bond Fund, International Bond Fund, Money Market Fund, Short-Term Bond Fund, Core Bond Plus Fund, Mid Cap Core Fund and Tax Free Bond Fund (hereinafter, the Core Bond Plus Fund, Mid Cap Core Fund and Tax Free Bond Fund are individually referred to as a "Fund" or, collectively, the "Funds"). Each Fund is a diversified fund as defined by the Investment Company Act of 1940, as amended (the "1940 Act"). This Statement of Additional Information refers specifically to the Core Bond Plus Fund, Mid Cap Core Fund and Tax Free Bond Fund.

         The Company, formed on September 21, 1990, is a Maryland corporation. New York Life Investment Management LLC (the "Manager") serves as the manager for the Funds and has entered into Sub-Advisory Agreements with MacKay Shields LLC ("MacKay Shields", the "Subadvisor") with respect to the Core Bond Plus Fund and the Tax Free Bond Fund.

                     ADDITIONAL INFORMATION ABOUT THE FUNDS

         The Prospectus discusses the investment objectives, principal investment strategies and principal risks of the Funds. This section contains supplemental information concerning certain of the securities and other instruments in which the Funds may invest, the investment policies and portfolio strategies the Funds may utilize, and certain risks involved with those investments, policies and strategies.

       NONE OF THE FUNDS ALONE CONSTITUTES A COMPLETE INVESTMENT PROGRAM.

         Investment decisions for each Fund are made independently from those of the other accounts and investment companies that may be managed by a Subadvisor. However, if such other accounts or investment companies are prepared to invest in, or desire to dispose of, securities in which one Fund invests at the same time as another Fund managed by the same Subadvisor, available investments or opportunities for sales will be allocated equitably to each. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by a Fund or the price paid or received by a Fund.

CORE BOND PLUS FUND

         The Core Bond Plus Fund's investment objective is to seek to maximize total return consistent with the preservation of capital. The Fund normally invests at least 65% of its total assets in a diversified portfolio of

     - Debt or debt related securities issued or guaranteed by the US or foreign governments, their agencies or instrumentalities;

     -   Obligations of international or supranational entities;

     -   Debt securities issued by US or foreign corporate entities;

     -   Zero coupon bonds;

     -   Mortgage-related and other asset-backed securities;

     -   Loan participation interests.

         The Fund may also invest up to 20% of its total assets in debt securities rated below investment grade and 10% of its total assets in foreign securities. As part of the principal investment strategy, the Fund's Subadvisor may use mortgage dollar rolls and portfolio securities lending techniques.

MID CAP CORE FUND

         The Mid Cap Core Fund's investment objective is to seek long-term growth of capital.

         The Fund normally invests at least 65% of the value of its total assets in the stocks of mid-sized companies. NYLIM, the Fund's manager, seeks those mid cap companies that it believes will outperform the average of the mid cap universe. Mid-sized companies are those companies with market capitalizations of approximately $2 billion to $10 billion.

         NYLIM uses a quantitative management approach that ranks stocks based on a proprietary model. NYLIM ranks companies in the mid cap universe and then generally invests in those companies ranked in the top 75% of the universe. NYLIM ranks stocks based on the financial strength of the issuer and the potential for strong, long-term earnings growth. This approach seeks to overweight those mid cap stocks that NYLIM believes will outperform the mid cap universe as a whole.

TAX FREE BOND FUND

         The Tax Free Bond Fund's investment objective is to provide a high level of current income free from regular federal income tax, consistent with the preservation of capital. The Subadvisor uses a combined approach to investing, analyzing economic trends as well as factors pertinent to particular issuers and securities. Up to 25% of the Fund's total assets may be invested in industrial development bonds. The Fund also may invest in pollution control bonds and zero coupon bonds. The Fund may also invest more than 25% of its total assets in municipal bonds that are related in such a way that an economic, business or political development or change affecting one such security could also affect the other securities (for example, securities whose issuers are located in the same state). Some of the Fund's earnings may be subject to federal tax and most may be subject to state and local taxes.

         The values of debt securities fluctuate depending upon various factors, including:

         -        interest rates

         -        issuer creditworthiness

         -        market conditions

         -        maturities.

         Consistent with its principal investment strategies, the Fund's investments include derivatives, such as call and put options, futures contracts on debt securities or securities indexes and options on futures contracts. The Fund may use derivatives to try to enhance returns or reduce the risk of loss of (hedge) certain of its holdings. Regardless of the purpose, the Fund may lose money using derivatives. The use of derivatives may increase the volatility of the Funds net asset value and may involve a small investment of cash relative to the magnitude of risk assumed.

         Industrial development, pollution control, and revenue bonds are generally not secured by the taxing power of the municipality but are secured by revenues paid by the industrial user. This means that if the industrial user cannot repay principal and/or interest on the bonds, the Fund may lose money.

         High yield securities are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. These securities pay investors a premium--a high interest rate or yield--because of the increased risk of loss. These securities can also be subject to greater price volatility.

         To help you decide whether taxable or nontaxable yields are better for you, see Appendix A for a comparative yield table.

         Municipal bonds are issued to obtain funds for various public purposes. The two main types of municipal bonds are general obligation and revenue bonds. The interest on these obligations is generally exempt from regular federal income tax in the hands of most investors. Because the Fund may hold high-grade municipal bonds, the income earned on shares of the Fund may tend to be less than it might be on a portfolio emphasizing lower quality securities. Conversely, to the extent that the Fund holds lower quality securities, the risk of default in the payment of principal or interest by the issuer of a portfolio security is greater than if the Fund held only higher quality securities. Although higher quality tax-exempt securities may produce lower yields, they are generally more marketable. To protect the Fund's capital under adverse market conditions, the Fund may from time to time purchase higher quality securities or taxable short-term investments with a resultant decrease in yield or increase in the proportion of taxable income.

         The Fund may sell a security at any time in order to improve the yield on the Fund's portfolio. In buying and selling portfolio securities, the Fund seeks to take advantage of market developments, yield disparities and variations in the creditworthiness of issuers. The Fund will not engage in arbitrage transactions. The Fund may invest in Industrial Development and Pollution Control Bonds and municipal lease obligations.

         From time to time, the Fund may invest 25% or more of the value of its total assets in municipal bonds that are related in such a way that an economic, business, or political development or change affecting one such security could also affect the other securities (for example, securities whose issuers are located in the same state). The Fund may also invest up to 25% of its total assets in Industrial Development Bonds. Further, the Fund may acquire all or part of privately negotiated loans made to tax-exempt borrowers. To the extent that these private placements are not readily marketable, the Fund will limit its investment in such securities (along with all other illiquid securities) to no more than 10% of the value of its total assets. Because an active trading market may not exist for such securities, the price that the Fund may pay for these securities or receive on their resale may be lower than that for similar securities with a more liquid market. The Fund may not invest more than 20% of its net assets in tax-exempt securities subject to the federal alternative minimum tax (AMT) for individual shareholders.

         The duration of the Fund's portfolio will be managed in light of current and projected economic and market conditions and other factors considered relevant by the Subadvisor.

          INVESTMENT PRACTICES AND INSTRUMENTS COMMON TO MULTIPLE FUNDS

         The Funds may engage in the following investment practices, or invest in the following instruments to the extent permitted in the Prospectus and elsewhere in this SAI.

TEMPORARY DEFENSIVE MEASURES

         In times of unusual or adverse market conditions - for temporary defensive purposes - each Fund may invest without limit in cash and cash equivalents. See "Cash Equivalents."

ARBITRAGE

         Each Fund may sell in one market a security which it owns and simultaneously purchase the same security in another market, or it may buy a security in one market and simultaneously sell it in another market, in order to take advantage of differences in the price of the security in the different markets. The Funds do not actively engage in arbitrage. Such transactions may be entered into only with respect to debt securities and will occur only in a dealer's market where the buying and selling dealers involved confirm their prices to the Fund at the time of the transaction, thus eliminating any risk to the assets of a Fund. Such transactions, which involve costs to a Fund, may be limited by the requirements imposed on each Fund to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code").

BORROWING

         A Fund may borrow from a bank up to a limit of 15% of its total assets, but only for temporary or emergency purposes. This borrowing may be unsecured. The 1940 Act requires a Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time and could cause the Fund to be unable to meet certain requirements for qualification as a regulated investment company for Federal tax purposes. To avoid the potential leveraging effects of a Fund's borrowings, a Fund will repay any money borrowed in excess of 5% of its total assets prior to purchasing additional securities. Borrowing may exaggerate the effect on a Fund's net asset value of any increase or decrease in the market value of the Fund's portfolio securities. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. A Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

CASH EQUIVALENTS

         Each of the Funds may invest in cash or cash equivalents, which include, but are not limited to: short-term obligations issued or guaranteed as to interest and principal by the U.S. Government or any agency or instrumentality thereof (including repurchase agreements collateralized by such securities); obligations of banks (certificates of deposit, bankers' acceptances and time deposits) which at the date of investment have capital, surplus, and undivided profits (as of the date of their most recently published financial statements) in excess of $100,000,000, and obligations of other banks or savings and loan associations if such obligations are federally insured; commercial paper (as described in this SAI); short-term corporate obligations which at the date of investment are rated AA or better by S&P or Aa or better by Moody's; and other debt instruments not specifically described above if such instruments are deemed by the Subadvisor to be of comparable high quality and liquidity.

COMMERCIAL PAPER

         Each Fund may invest in commercial paper. Each Fund will invest in commercial paper if rated at the time of investment Prime-1 by Moody's or A-1 by S&P, or, if not rated by Moody's or S&P, if the Funds Subadvisor determines that the commercial paper is of comparable quality. Commercial paper represents short-term unsecured promissory notes issued by banks or bank holding companies, corporations and finance companies.

REPURCHASE AGREEMENTS AND REVERSE REPURCHASE AGREEMENTS

         The Funds may enter into domestic or foreign repurchase agreements with certain sellers determined by the Manager or Subadvisor to be creditworthy. A repurchase agreement, which provides a means for a Fund to earn income on uninvested cash for periods as short as overnight, is an arrangement under which the purchaser (i.e., the Fund) purchases securities (the "Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Repurchase agreements with foreign banks may be available with respect to government securities of the particular foreign jurisdiction. The custody of the Obligation will be maintained by a custodian appointed by the Fund. The Fund attempts to assure that the value of the purchased securities, including any accrued interest, will at all times exceed the value of the repurchase agreement. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price upon repurchase. In either case, the income to the Fund is unrelated to the interest rate on the Obligation subject to the repurchase agreement.

         In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, the Fund may encounter delays and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. The Subadvisor seeks to minimize the risk of loss from repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. However, if the market value of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including accrued interest), the Fund will direct the seller of the Obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement equals or exceeds the repurchase price. No Fund will invest more than 10% of its net assets (taken at current market value) in repurchase agreements maturing in more than seven days.

         Each Fund may enter into reverse repurchase agreements with banks or broker-dealers, which involve the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price. The Fund will maintain a segregated account consisting of liquid assets to cover its obligations under reverse repurchase agreements. Each Fund will limit its investments in reverse repurchase agreements and other borrowing to no more than one-third of its total assets.

The use of reverse repurchase agreements by a Fund creates leverage which increases a Fund's investment risk. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the cost of the agreements, the Fund's earnings or net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or net asset value would decline faster than otherwise would be the case.

         The Directors have reviewed and approved certain sellers who they believe to be creditworthy and have authorized each Fund to enter into repurchase agreements with such sellers. If the other party to a repurchase agreement were to become bankrupt, a Fund could experience delays in recovering its investment or losses.

U.S. GOVERNMENT SECURITIES

         Government securities are obligations of, or guaranteed by, the U.S. government or its agencies or instrumentalities. Some U.S. government securities, such as Treasury bills, notes and bonds, are supported by the full faith and credit of the United States; others, such as those of the Federal Home Loan bank, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the Association, are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality.

CORPORATE DEBT SECURITIES

         A Fund's investments in U.S. dollar- or foreign currency-denominated corporate debt securities of domestic or foreign issuers are limited to corporate debt securities (corporate bonds, debentures, notes and other similar corporate debt instruments) which meet the credit quality and maturity criteria set forth for the particular Fund. The rate of return or return of principal on some debt obligations may be linked to indexes or stock prices or indexed to the level of exchange rates between the U.S. dollar and foreign currency or currencies.

         Corporate debt securities with a rating lower than BBB by S&P, and corporate debt securities rated Baa or lower by Moody's, have speculative characteristics and changes in economic conditions or individual corporate developments are more likely to lead to a weakened capacity to make principal and interest payments than in the case of high grade bonds. Should any individual bond held by a Fund, fall below a rating of BBB by S&P or Baa by Moody's, the Fund's Subadvisor will dispose of such bond as soon as reasonably practicable in light of then-existing market and tax considerations.

LENDING OF PORTFOLIO SECURITIES

         In accordance with guidelines adopted by the Board of Directors, each Fund may seek to, increase its income by lending portfolio securities. Under present regulatory policies, such loans may be made to institutions, such as broker-dealers, and would be required to be secured continuously by collateral in cash or U.S. government securities maintained on a current basis at an amount at least equal to the market value of the securities loaned. The total market value of securities loaned will not exceed 33% of the total assets of a Fund. The Fund would have the right to call a loan and obtain the securities loaned at any time generally on less than five days' notice. For the duration of a loan, the Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive compensation from the investment of the collateral. The Fund would not, however, have the right to vote any securities having voting rights during the existence of the loan, but the Fund would call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. The Company, on behalf of certain of the Funds, has entered into an agency agreement with Metropolitan West Securities, Inc. which acts as the Funds' agent in making loans of portfolio securities and short-term money market investments of the cash collateral received, subject to the supervision and control of the Funds' Subadvisor.

         As with other extensions of credit, there are risks of delay in recovery of, or even loss of rights in, the collateral should the borrower of the securities fail financially or breach its agreement with a Fund. However, the loans would be made only to firms deemed by a Subadvisor to be creditworthy and approved by the Board, and when, in the judgment of a Subadvisor, the consideration which can be earned currently from securities loans of this type justifies the attendant risk. If a Subadvisor determines to make securities loans, it is intended that the value of the securities loaned will not exceed 33%
of the value of the total assets of the lending Fund. Under the guidelines adopted by the Board of Directors, a Fund is prohibited from lending more than 5% of the Fund's total assets to any one counterparty.

RESTRICTED SECURITIES

         To the extent that they invest in restricted securities, the Funds may be exposed to additional risks. "Restricted" securities are those securities which have not been registered under the Securities Act of 1933, as amended (the "Securities Act"). Because they are unregistered, only a limited number of investors are qualified to invest in such securities. The smaller market may create undesirable delays in selling restricted securities. A Fund attempting to dispose of restricted securities may incur additional transaction costs in finding a buyer or, in an extreme case, the cost of registering the security.

MUNICIPAL SECURITIES

         The Tax Free Bond Fund may purchase municipal securities which are debt obligations of state and local governments, agencies and authorities. Municipal securities, which may be issued in various forms, including notes and bonds, are issued to obtain funds for various public purposes. The other Funds may purchase municipal securities for temporary defensive purposes. Two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities, or, in some cases, from the proceeds of a special excise or specific revenue source. Industrial development bonds or private activity bonds are issued by or on behalf of public authorities to obtain funds for privately operated facilities and are, in most cases, revenue bonds which do not generally carry the pledge of the full faith and credit of the issuer of such bonds, but depend for payment on the ability of the industrial user to meet its obligations (or any property pledged as security).

BANKING INDUSTRY AND SAVINGS AND LOAN INDUSTRY OBLIGATIONS

         Each Fund may invest in certificates of deposit, time deposits, bankers' acceptances, and other short-term debt obligations issued by commercial banks and in certificates of deposit, time deposits and other short-term obligations issued by savings and loan associations.

         Certificates of deposit are receipts from a bank or savings and loan association ("S&L"), for funds deposited for a specified period of time at a specified rate of return. Time deposits in banks or S&Ls are generally similar to certificates of deposit, but are uncertificated. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international commercial transactions. Each Fund may not invest in time deposits maturing in more than seven days which are subject to withdrawal penalties. Each Fund will limit its investment in time deposits for which there is a penalty for early withdrawal to 10% of its net assets.

         Each Fund will not invest in any obligation of a domestic or foreign bank unless (i) the bank has capital, surplus, and individual profits (as of the date of the most recently published financial statements) in excess of $100 million, or the equivalent in other currencies, and (ii) in the case of a U.S. bank, its deposits are insured by the Federal Deposit Insurance Corporation. These limitations do not prohibit investments in the securities issued by foreign branches of U.S. banks, provided such U.S. banks meet the foregoing requirements.

FLOATING AND VARIABLE RATE SECURITIES

         Each Fund may invest in floating rate debt instruments. Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate.

         The interest rate on a floating rate debt instrument ("floater") is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. While, because of the interest rate reset feature, floaters provide a Fund with a certain degree of protection against rises in interest rates, a Fund will participate in any declines in interest rates as well.

         Each Fund may invest in leveraged inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Accordingly, the duration of an inverse floater may exceed its stated final maturity. Certain inverse floaters may be determined to be illiquid securities for purposes of a Fund's limitation on investments in such securities.

FOREIGN SECURITIES

         The Core Bond Plus Fund and Mid Cap Core Fund may invest in securities of foreign issuers. Each Fund may invest, without limit, subject to the other investment policies applicable to the Fund, in U.S. dollar-denominated and non-dollar denominated foreign debt securities and in certificates of deposit issued by foreign banks and foreign branches of United States banks, to any extent deemed appropriate by MacKay Shields. Securities of issuers within a given country may be denominated in the currency of another country.

         Foreign investing involves the possibility of expropriation, nationalization, confiscatory taxation, foreign taxation of income earned in the foreign nation (including withholding taxes on interest and dividends) or other foreign taxes imposed with respect to investments in the foreign nation, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability or diplomatic developments which could affect investments in securities of issuers in those nations. In addition, in many countries there is less publicly available information about issuers than is available in reports about companies in the United States. Foreign companies are not generally subject to uniform accounting and auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. companies. In many foreign countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. Foreign securities transactions may be subject to higher brokerage and custodial costs than domestic securities transactions. In addition, the foreign securities markets of many of the countries in which the Funds may invest may also be smaller, less liquid and subject to greater price volatility than those in the United States.

         Many of the foreign securities in which the Funds (other than the Tax Free Bond Fund) invest will be denominated in foreign currencies. Changes in foreign exchange rates will affect the value of securities denominated or quoted in foreign currencies. Exchange rate movements can be large and can endure for extended periods of time, affecting either favorably or unfavorably the value of the Funds' assets. A Fund may, however, engage in foreign currency transactions to protect itself against fluctuations in currency exchange rates in relation to the U.S. dollar. Such foreign currency transactions may include forward foreign currency contracts, currency exchange transactions on a spot (i.e., cash) basis, put and call options on foreign currencies, and foreign exchange futures contracts.

         Each Fund may invest in emerging market countries, which presents risks in greater degree than, and in addition to, those presented by investment in foreign issuers in general. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar in recent years and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.

         Many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies, any of which may have a detrimental effect on the Fund's investments.

         To a different degree, each Fund is permitted to invest in debt securities or obligations of foreign governments, agencies, and supranational organizations ("Sovereign Debt"). Investments in Sovereign Debt can involve greater risks than investing in U.S. Government Securities. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and a Fund may have limited legal recourse in the event of default.

         The occurrence of political, social or diplomatic changes in one or more of the countries issuing Sovereign Debt could adversely affect a Fund's investments. Political changes or a deterioration of a country's domestic economy or balance of trade may affect the willingness of countries to service their Sovereign Debt. While the investment advisers intend to manage the Funds' portfolios in a manner that will minimize the exposure to such risks, there can be no assurance that adverse political changes will not cause a Fund to suffer a loss of interest or principal on any of its holdings.

FORWARD FOREIGN CURRENCY CONTRACTS

         A forward foreign currency contract (a "forward contract") is an obligation to purchase or sell a specific currency for an agreed price at a future date (usually less than a year), which is individually negotiated and privately traded by currency traders and their customers. These contracts may be used to gain exposure to a particular currency or to hedge against the risk of loss due to changing currency exchange rates.

         A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Although foreign exchange dealers do not charge a fee for commissions, they do realize a profit based on the difference between the price at which they are buying and selling various currencies. Although these contracts are intended, when hedging, to minimize the risk of loss due to a decline in the value of the hedged currencies, at the same time, they tend to limit any potential gain which might result should the value of such currencies increase.

         While a Fund (other than the Tax Free Bond Fund) may enter into forward contracts to reduce currency exchange risks, changes in currency exchange rates may result in poorer overall performance for the Fund than if it had not engaged in such transactions. Moreover, there may be an imperfect correlation between a Fund's portfolio holdings of securities denominated in a particular currency and forward contracts entered into by the Fund. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to the risk of currency exchange loss.

         A Fund will hold liquid assets in a segregated account with its custodian in an amount equal (on a daily marked-to-market basis) to the amount of the commitments under these contracts. At the maturity of a forward contract, a Fund may either accept or make delivery of the currency specified in the contract, or prior to maturity, enter into a closing purchase transaction involving the purchase or sale of an offsetting contract. Closing purchase transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. A Fund will only enter into such a forward contract if it is expected that there will be a liquid market in which to close out the contract. However, there can be no assurance that a liquid market will exist in which to close a forward contract, in which case the Fund may suffer a loss.

         Generally, consideration of the prospect for currency parities will be incorporated in a longer term investment decision made with regard to overall diversification strategies. However, each Subadvisor believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interest of a Fund will be served by entering into such a contract. Generally, the Subadvisor believes that the best interest of a Fund will be served by entering into such a contract under various circumstances, some of which are described below. For example, when a Fund enters into, or anticipates going into, a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollars price of the security. By entering into a forward contract for the purpose or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transaction, a Fund will be able to insulate itself from a possible loss resulting from a change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which payment is made or received, although a Fund would also forego any gain it might have realized had rates moved in the opposite direction. This technique is sometimes referred to as a "settlement" hedge or "transaction" hedge.

         In addition, when the Subadvisor believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of a Fund's portfolio securities denominated in such foreign currency. Such a hedge (sometimes referred to as a "position hedge") will tend to offset both positive and negative currency fluctuations, but will not offset changes in security values caused by other factors. The Fund also may hedge the same position by using another currency (or a basket of currencies) expected to perform in a manner substantially similar to the hedged currency ("proxy" hedge). The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. With respect to positions that constitute "transaction" or "position" hedges (including "proxy" hedges), a Fund will not enter into forward contracts to sell currency or maintain a net exposure to such contracts if the consummation of such contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency (or the related currency, in the case of a "proxy" hedge).

         A Fund also may enter into forward contracts to shift its investment exposure from one currency into another currency that is expected to perform inversely with respect to the hedged currency relative to the U.S. dollar. This type of strategy, sometimes known as a "cross-currency" hedge, will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if the Fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. "Cross-currency" hedges protect against losses resulting from a decline in the hedged currency, but will cause the Fund to assume the risk of fluctuations in the value of the currency it purchases.

         A Fund may also enter into currency transactions to profit from changing exchange rates based upon the Subadvisor's assessment of likely exchange rate movements. These transactions will not necessarily hedge existing or anticipated holdings of foreign securities and may result in a loss if the Subadvisor's currency assessment is incorrect.

         At the consummation of the forward contract, a Fund may either make delivery of the foreign currency or terminate its contractual obligation to deliver the foreign currency by purchasing an offsetting contract obligating it to purchase at the same maturity date the same amount of such foreign currency. If a Fund chooses to make delivery of the foreign currency, it may be required to obtain such currency for delivery through the sale of portfolio securities denominated in such currency, or through conversion of other assets of the Fund into such currency. If a Fund engages in an offsetting transaction, the Fund will realize a gain or a loss to the extent that there has been a change in forward contract prices. Closing purchase transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract.

         A Fund's dealing in forward contracts will be limited to the transactions described above. Of course, a Fund is not required to enter into such transactions with regard to its foreign currency-denominated securities and will not do so unless deemed appropriate by a Subadvisor. A Fund generally will not enter into a forward contract with a term of greater than one year.

         In cases of transactions which constitute "transaction" or "settlement" hedges or "position" hedges (including "proxy" hedges) or "cross-currency" hedges that involve the purchase and sale of two different foreign currencies directly through the same forward foreign currency contact, a Fund may deem its forward currency hedge position to be covered by underlying Fund portfolio securities or may establish a Segregated Account with its Custodian in an amount equal to the value of the Fund's total assets committed to the consummation of the subject hedge. The Segregated Account will consist of liquid assets. In the case of "anticipatory" hedges and "cross-currency" hedges that involve the purchase and sale of two different foreign currencies indirectly through separate forward currency contracts, the Fund will establish a Segregated Account with its Custodian as described above. In the event a Fund establishes a Segregated Account, the Fund will mark-to-market the value of the assets in the Segregated Account. If the value of the assets placed in the Segregated Account declines, additional liquid assets will be placed in the account by the Fund on a daily basis so that the value of the account will equal the amount of the Fund's commitments with respect to such contracts.

         It should be realized that this method of protecting the value of a Fund's portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which can be achieved at some future point in time. It also reduces any potential gain which may have otherwise occurred had the currency value increased above the settlement price of the contract.

         Forward contracts are intended to minimize the risk of loss to a Fund from adverse changes in the relationship between the U.S. dollar and foreign currencies. Such contracts do not eliminate fluctuations in the underlying prices of securities held by the Funds. Although such contracts tend to minimize the risk of loss due to a decline in the value of a currency that has been sold forward, and the risk of loss due to an increase in the value of a currency that has been purchased forward, at the same time they tend to limit any potential gain that might be realized should the value of such currency increase.

         The Funds cannot assure that their use of forward contracts will always be successful. Successful use of forward contracts depends on the Subadvisor's skill in analyzing and predicting relative currency values. Forward contracts alter a Fund's exposure to currency exchange rate activity and could result in losses to the Fund if currencies do not perform as the Subadvisor anticipates. A Fund may also incur significant costs when converting assets from one currency to another. Contracts to sell foreign currency would limit any potential gain which might be realized by a Fund if the value of the hedged currency increases.

         The Subadvisor believes that active currency management can enhance portfolio returns through opportunities arising from interest rate differentials between securities denominated in different currencies and/or changes in value between currencies. Moreover, the Subadvisor believes active currency management can be employed as an overall portfolio risk management tool. For example, in their view, foreign currency management can provide overall portfolio risk diversification when combined with a portfolio of foreign securities, and the market risks of investing in specific foreign markets can at times be reduced by currency strategies which may not involve the currency in which the foreign security is denominated.

         The Funds cannot assure that their use of forward contracts will always be successful. Successful use of forward contracts depends on the Subadvisor's skill in analyzing and predicting relative currency values. Forward contracts alter a Fund's exposure to currency exchange rate activity and could result in losses to the Fund if currencies do not perform as the Subadvisor anticipates. A Fund may also incur significant costs when converting assets from one currency to another. Contracts to sell foreign currency would limit potential gain which might be realized by a Fund if the value of the hedged currency increases.

         A Fund's foreign currency transactions may be limited by the requirements of Subchapter M of the Code for qualification as a regulated investment company.

FOREIGN INDEX-LINKED INSTRUMENTS

         As part of its investment program, and to maintain greater flexibility, each Fund may, subject to compliance with its respective limitations applicable to its investment in debt securities, invest in instruments issued by the U.S. or a foreign government or by private issuers that return principal and/or pay interest to investors in amounts which are linked to the level of a particular foreign index ("foreign index-linked instruments"). Foreign index-linked instruments have the investment characteristics of particular securities, securities indexes, futures contracts or currencies. Such instruments may take a variety of forms, such as debt instruments with interest or principal payments determined by reference to the value of a currency or commodity at a future point in time. Foreign index-linked instruments have the investment characteristics of particular securities, securities indexes, futures contracts or currencies. Such instruments may take a variety of forms, such as debt instruments with interest or principal payments determined by reference to the value of a currency or commodity at a future point in time.

         A foreign index may be based upon the exchange rate of a particular currency or currencies or the differential between two currencies, or the level of interest rates in a particular country or countries or the differential in interest rates between particular countries. In the case of foreign index-linked instruments linking the interest components to a foreign index, the amount of interest payable will adjust periodically in response to changes in the level of the foreign index during the term of the foreign index-linked instrument. The risks of such investments would reflect the risks of investing in the index or other instrument, the performance of which determines the return for the instrument. Tax considerations may limit the Funds' ability to invest in foreign index-linked instruments.

AMERICAN DEPOSITARY RECEIPTS ("ADRS")

         ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign securities. Most ADRs are traded on a U.S. stock exchange. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S. and, therefore, there may not be a correlation between such information and the market value of the unsponsored ADR. European Depositary Receipts and International Depositary Receipts are receipts typically issued by a European bank or trust company evidencing ownership of the underlying foreign securities. Global Depositary Receipts are receipts issued by either a U.S. or non-U.S. banking institution evidencing ownership of the underlying foreign securities.

WHEN-ISSUED AND FIRM OR STANDBY COMMITMENT AGREEMENTS

         Each Fund may from time to time purchase securities on a "when-issued" or "firm commitment" or "standby commitment" basis. Debt securities are often issued in this manner. The price of such securities, which may be expressed in yield terms, is fixed at the time a commitment to purchase is made, but delivery of and payment for the when-issued, or firm or standby commitment securities take place at a later date. Normally, the settlement date occurs within one month of the purchase (60 days for municipal bonds and notes). During the period between purchase and settlement, no payment is made by the Fund and no interest accrues to the Fund. To the extent that assets of a Fund are held in cash pending the settlement of a purchase of securities, that Fund would earn no income; however, it is the Company's intention that each Fund will be fully invested to the extent practicable and subject to the policies stated herein. Although when-issued, or firm or standby commitment securities may be sold prior to the settlement date, the Company intends to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons.

         The transactions are entered into in order to secure what is considered to be an advantageous price and yield to a Fund and not for purposes of leveraging the Fund's assets. However, a Fund will not accrue any income on these securities prior to delivery. The value of when-issued securities and firm and standby commitment agreements may vary prior to and after delivery depending on market conditions and changes in interest rate levels. There is a risk that a party with whom a Fund has entered into such transactions will not perform its commitment, which could result in a gain or loss to the Fund.

         At the time the Company makes the commitment on behalf of a Fund to purchase a security on a when-issued, or firm or standby commitment basis, it will record the transaction and reflect the amount due and the value of the security in determining the Fund's net asset value. The market value of the when-issued, or firm or standby commitment securities may be more or less than the purchase price payable at the settlement date. The Directors do not believe that a Fund's net asset value or income will be exposed to additional risk by the purchase of securities on a when-issued or firm commitment basis. Each Fund will establish a segregated account in which it will maintain liquid assets at least equal in value to any commitments to purchase securities on a when-issued, firm, or standby commitment basis. Such segregated securities either will mature or, if necessary, be sold on or before the settlement date.

MORTGAGE-RELATED AND OTHER ASSET-BACKED SECURITIES

         Mortgage-related and asset-back securities, which include mortgage-backed securities, are securities that derive their value from underlying pools of loans that may include interests in pools of lower-rate debt securities, consumer loans or mortgages, or complex instruments such as collateralized mortgage obligations and stripped mortgage-backed securities. The value of these securities may be significantly affected by changes in interest rates, the market's perception of issuers and the creditworthiness of the parties involved. The ability of a Fund to successfully utilize these instruments may depend in part upon the ability of the Fund's Subadvisor to forecast interest rates and other economic factors correctly. Some securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile. These securities may also be subject to prepayment risk and if the security has been purchased at a premium the amount of the premium would be lost in the event of prepayment. While principal and interest payments on some mortgage-related securities may be guaranteed by the U.S. government, government agencies or other guarantors, the market value of such securities is not guaranteed.

         A Fund will invest only in mortgage-related (or other asset-backed) securities either (i) issued by U.S. government-sponsored corporations (currently the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC")), or (ii) privately issued securities rated Baa or better by Moody's or BBB by S&P or, if not rated, of comparable investment quality as determined by the Fund's investment adviser. In addition, if any such security is determined to be illiquid, a Fund will limit its investments in these and other illiquid instruments to not more than 10% of its net assets.

         MORTGAGE PASS-THROUGH SECURITIES. Mortgage pass-through securities, which are securities interests in pools of mortgage-related securities, differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect these payments are a "pass-through" of the monthly payments made by the individual borrowers on their residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by the GNMA) are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment. Some mortgage pass-through certificates may include securities backed by adjustable-rate mortgages which bear interest at a rate that will be adjusted periodically.

         Early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment, the value of the premium would be lost.

         Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. government (in the case of securities guaranteed by GNMA); or guaranteed by agencies or instrumentalities of the U.S. government (in the case of securities guaranteed by the FNMA or the FHLMC, which are supported only by the discretionary authority of the U.S. government to purchase the agency's obligations).

         The principal governmental guarantor of mortgage-related securities is the GNMA. GNMA is a wholly-owned U.S. government corporation within the U.S. Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as S&Ls, commercial banks and mortgage bankers) and backed by pools of Federal Housing Administration ("FHA")-insured or Veterans Administration-guaranteed mortgages.

         Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include the FNMA and the FHLMC. FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development and acts as a government instrumentality under authority granted by Congress. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. government. FNMA is authorized to borrow from the U.S. Treasury to meet its obligations.

         FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation and acts as a government instrumentality under authority granted by Congress. FHLMC was formerly owned by the twelve Federal Home Loan Banks and is now owned entirely by private stockholders. FHLMC issues Participation Certificates ("PCs") which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

         If either fixed or variable rate pass-through securities issued by the U.S. government or its agencies or instrumentalities are developed in the future, the Funds, reserve the right to invest in them.

         Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets a Fund's investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. A Fund may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the originator/servicers and poolers, the Fund's Subadvisor determines that the securities meet the Fund's quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable. No Fund will purchase mortgage-related securities or any other assets which in the opinion of the Fund's Subadvisor are illiquid if, as a result, more than 10% of the value of the Fund's net assets will be illiquid.

         COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"). A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal is paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

         CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.

         In a typical CMO transaction, a corporation ("issuer") issues multiple series (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third-party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

         The eligible Funds will not invest in any privately issued CMOs that do not meet the requirements of Rule 3a-7 under the 1940 Act if, as a result of such investment, more than 5% of a Fund's net assets would be invested in any one CMO, more than 10% of the Fund's net assets would be invested in CMOs and other investment company securities in the aggregate, or the Fund would hold more than 3% of any outstanding issue of CMOs.

         FHLMC COLLATERALIZED MORTGAGE OBLIGATIONS. FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC PCs, payments of principal and interest on the CMOs are made semiannually, as opposed to monthly. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMCs mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC's minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the "pass-through" nature of all principal payments received on the collateral pool in excess of FHLMC's minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date.

         If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet FHLMC's minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.

         Criteria for the mortgage loans in the pool backing the CMOs are identical to those of FHLMC PCs. FHLMC has the right to substitute collateral in the event of delinquencies and/or defaults.

         OTHER MORTGAGE-RELATED SECURITIES. Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including CMO residuals and stripped mortgaged-backed securities, and may be structured in classes with rights to receive varying proportions of principal and interest. Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

         The Funds' Subadvisor expects that governmental, government-related or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. The mortgages underlying these securities may include alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed rate mortgages. As new types of mortgage-related securities are developed and offered to investors, a Fund's Subadvisor will, consistent with the Fund's investment objectives, policies and quality standards, consider making investments in such new types of mortgage-related securities.

         CMO RESIDUALS. CMO residuals are derivative mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

         The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only ("IO") class of stripped mortgage-backed securities. See "Stripped Mortgage-Backed Securities." In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments, are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances, a portfolio may fail to recoup fully its initial investment in a CMO residual.

         CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has only very recently developed and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may or, pursuant to an exemption therefrom, may not have been registered under the Securities Act. CMO residuals, whether or not registered under the Securities Act, may be subject to certain restrictions on transferability, and may be deemed "illiquid" and subject to a portfolio's limitations on investment in illiquid securities. Each of the Funds limits its investment in CMO residuals to less than 5% of its net assets.

         CMOs may offer a higher yield than U.S. government securities, but they may also be subject to greater price fluctuation and credit risk. In addition, CMOs typically will be issued in a variety of classes or series, which have different maturities and are retired in sequence. Privately issued CMOs are not government securities nor are they supported in any way by any governmental agency or instrumentality. In the event of a default by an issuer of a CMO, there is no assurance that the collateral securing such CMO will be sufficient to pay principal and interest. It is possible that there will be limited opportunities for trading CMOs in the over-the-counter market, the depth and liquidity of which will vary from time to time.

         STRIPPED MORTGAGE-BACKED SECURITIES. Stripped mortgage-backed securities ("SMBS") are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

         SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the IO class), while the other class will receive all of the principal (the principal-only or IO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities even if the security is in one of the highest rating categories.

         Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed "illiquid" and subject to a Fund's limitations on investment in illiquid securities.

         RISKS ASSOCIATED WITH MORTGAGE-RELATED SECURITIES. As in the case with other fixed income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The value of some mortgage-related securities in which the Funds may invest may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Funds, the ability of a Fund to successfully utilize these instruments may depend in part upon the ability of a Subadvisor to forecast interest rates and other economic factors correctly. If the Subadvisor incorrectly forecasts such factors and has taken a position in mortgage-related securities that is or becomes contrary to prevailing market trends, the Funds could be exposed to the risk of a loss.

         Investment in mortgage-related securities poses several risks, including prepayment, market, and credit risk. Prepayment risk reflects the chance that borrowers may prepay their mortgages faster than expected, thereby affecting the investment's average life and perhaps its yield. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise their prepayment options at a time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages may also be affected by home value appreciation, ease of the refinancing process and local economic conditions.

         Market risk reflects the chance that the price of the security may fluctuate overtime. The price of mortgage-related securities may be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding, and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-related securities, and a Fund invested in such securities wishing to sell them may find it difficult to find a buyer, which may in turn decrease the price at which they may be sold.

         Credit risk reflects the chance that a Fund may not receive all or part of its principal because the issuer or credit enhance has defaulted on its obligations. Obligations issued by U.S. government-related entities are guaranteed as to the payment of principal and interest, but are not backed by the full faith and credit of the U.S. government. The performance of private label mortgage-related securities, issued by private institutions, is based on the financial health of those institutions.

         OTHER ASSET-BACKED SECURITIES. The Funds' Subadvisor expects that other asset-backed securities (unrelated to mortgage loans) will be offered to investors in the future. Several types of asset-backed securities have already been offered to investors, including Certificates for Automobile Receivables ("CARs(SM)"). CARs(SM) represent undivided fractional interests in a trust ("trust") whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARs(SM) are passed-through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. An investor's return on CARs(SM) may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of Federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

         Consistent with a Fund's investment objective and policies a Fund also may invest in other types of asset backed securities. Certain asset-backed securities may present the same types of risks that may be associated with mortgage-related securities.

MORTGAGE DOLLAR ROLLS

         A mortgage dollar roll ("MDR") is a transaction in which a Fund sells mortgage-related securities ("MBS") from its portfolio to a counter party from whom it simultaneously agrees to buy a similar security on a delayed delivery basis. The Fund maintains a segregated account with its custodian containing securities from its portfolio having a value not less than the repurchase price, including accrued interest. MDR transactions involve certain risks, including the risk that the MBS returned to the Fund at the end of the roll, while substantially similar, could be inferior to what was initially sold to the counter party.

BRADY BONDS

         Each Fund may invest a portion of its assets in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings. Brady Bonds may be collateralized or uncollateralized and are issued in various currencies (primarily the U.S. dollar). Brady Bonds are not considered U.S. Government securities. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized on a one-year or longer rolling-forward basis by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of interest payments or, in the case of floating rate bonds, initially is equal to at least one year's interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk").

         Brady Bonds involve various risk factors, including the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds. Investments in Brady Bonds are to be viewed as speculative. There can be no assurance that Brady Bonds in which the Fund may invest will not be subject to restructuring arrangements or to requests for new credit, which may cause the Fund to suffer a loss of interest or principal on any of its holdings.

LOAN PARTICIPATION INTERESTS

         The Funds may invest in participation interests in loans. A Fund's investment in loan participation interests may take the form of participation interests in, assignments of or novations of a corporate loan ("Participation Interests"). The Participation Interests may be acquired from an agent bank, co-lenders or other holders of Participation Interests ("Participants"). In a novation, a Fund would assume all of the rights of the lender in a corporate loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. As an alternative, a Fund may purchase an assignment of all or a portion of a lender's interest in a corporate loan, in which case, the Fund may be required generally to rely on the assigning lender to demand payment and enforce its rights against the borrower, but would otherwise be entitled to all of such lender's rights in the corporate loan. A Fund also may purchase a Participation Interest in a portion of the rights of a lender in a corporate loan. In such a case, the Fund will be entitled to receive payments of principal, interest and fees, if any, but generally will not be entitled to enforce its rights directly against the agent bank or the borrower; rather the Fund must rely on the lending institution for that purpose. A Fund will not act as an agent bank, a guarantor or sole negotiator of a structure with respect to a corporate loan.

         In a typical corporate loan involving the sale of Participation Interests, the agent bank administers the terms of the corporate loan agreement and is responsible for the collection of principal and interest and fee payments to the credit of all lenders which are parties to the corporate loan agreement. The agent bank in such cases will be qualified under the 1940 Act to serve as a custodian for a registered investment company such as the Company. A Fund generally will rely on the agent bank or an intermediate Participant to collect its portion of the payments on the corporate loan. The agent bank monitors the value of the collateral and, if the value of the collateral declines, may take certain action, including accelerating the corporate loan, giving the borrower an opportunity to provide additional collateral or seeking other protection for the benefit of the Participants in the corporate loan, depending on the terms of the corporate loan agreement. Furthermore, unless under the terms of a participation agreement a Fund has direct recourse against the borrower (which is unlikely), the Fund will rely on the agent bank to use appropriate creditor remedies against the borrower. The agent bank also is responsible for monitoring compliance with covenants contained in the corporate loan agreement and for notifying holders of corporate loans of any failures of compliance. Typically, under corporate loan agreements, the agent bank is given broad discretion in enforcing the corporate loan agreement, and is obligated to use only the same care it would use in the management of its own property. For these services, the borrower compensates the agent bank. Such compensation may include special fees paid on structuring and funding the corporate loan and other fees paid on a continuing basis.

         A financial institution's employment as an agent bank may be terminated in the event that it fails to observe the requisite standard of care or becomes insolvent, or has a receiver, conservator, or similar official appointed for it by the appropriate bank regulatory authority or becomes a debtor in a bankruptcy proceeding. A successor agent bank generally will be appointed to replace the terminated bank, and assets held by the agent bank under the corporate loan agreement should remain available to holders of corporate loans. If, however, assets held by the agent bank for the benefit of a Fund were determined by an appropriate regulatory authority or court to be subject to the claims of the agent bank's general or secured creditors, the Fund might incur certain costs and delays in realizing payment on a corporate loan, or suffer a loss of principal and/or interest. In situations involving intermediate Participants similar risks may arise.

         When a Fund acts as co-lender in connection with a Participation Interest or when a Fund acquires a Participation Interest the terms of which provide that the Fund will be in privity of contract with the corporate borrower, the Fund will have direct recourse against the borrower in the event the borrower fails to pay scheduled principal and interest. In all other cases, the Fund will look to the agent bank to enforce appropriate credit remedies against the borrower. In acquiring Participation Interests a Fund's Subadvisor will conduct analysis and evaluation of the financial condition of each such co-lender and participant to ensure that the Participation Interest meets the Fund's qualitative standards. There is a risk that there may not be a readily available market for loan Participation Interests and, in some cases, this could result in a Fund disposing of such securities at a substantial discount from face value or holding such security until maturity. When a Fund is required to rely upon a lending institution to pay the Fund principal, interest, and other amounts received by the lending institution for the loan participation, the Fund will treat both the borrower and the lending institution as an "issuer" of the loan participation for purposes of certain investment restrictions pertaining to the diversification and concentration of the Fund's portfolio. The Funds consider Participation Interests not subject to puts to be illiquid.

         The principal credit risk associated with acquiring Participation Interests from a co-lender or another Participant is the credit risk associated with the underlying corporate borrower. A Fund may incur additional credit risk, however, when it is in the position of participant rather than a co-lender because the Fund must assume the risk of insolvency of the co-lender from which the Participation Interest was acquired and that of any person interpositioned between the Fund and the co-lender.

REAL ESTATE INVESTMENT TRUSTS

         The Asset Manager Fund may invest in securities issued by equity real estate investment trusts ("REITs"). REITs pool investors' funds for investment primarily in income-producing commercial real estate or real-estate related loans. REITs are similar to holding companies in that they are essentially holding companies that rely on professional managers to supervise their investments. A REIT is not taxed on income distributed to shareholders if it complies with several requirements relating to its organization, ownership, assets, and income and the requirement that it distribute to its shareholders at least 95% of its taxable income (other than net capital gains) for each taxable year.

         Investment in REITs may be subject to many of the same risks as a direct investment in real estate. This is due to the fact that the value of the REIT may be affected by the value of the real estate owned by the companies in which it invests. These risks include changes in economic conditions, interest rates, property values, property tax increases, overbuilding and increased competition, environmental contamination zoning and natural disasters.

RISK MANAGEMENT TECHNIQUES

         The Funds can use various techniques to increase or decrease their exposure to changing security prices, interest rates, currency exchange rates, commodity price or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling futures contracts and options on futures contracts, entering into foreign currency transactions (such as forward foreign currency exchange contracts and options on foreign currencies) and purchasing or writing put or call options on securities and securities indexes.

         The Funds can use these practices in an attempt to adjust the risk and return characteristics of their portfolios of investments. When a Fund uses such techniques in an attempt to reduce risk it is known as "hedging". If a Funds Subadvisor judges market conditions incorrectly or employs a strategy that does not correlate well with the Funds investments, these techniques could result in a loss, regardless of whether the intent was to reduce risk or increase return. These techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the counter party to the transaction does not perform as promised.

OPTIONS ON SECURITIES

         WRITING CALL OPTIONS. Subject to any limitations stated in the Prospectus or in this SAI, each Fund may sell ("write") covered call options on its portfolio securities in an attempt to enhance investment performance. A call option sold by a Fund is a short-term contract, having a duration of nine months or less, which gives the purchaser of the option the right to buy, and the writer of the option--in return for a premium received--the obligation to sell, the underlying security at the exercise price upon the exercise of the option at any time prior to the expiration date, regardless of the market price of the security during the option period. A call option on a stock or bond index gives the purchaser of the option, in return for the premium paid, the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option. A call option may be covered by, among other things, the writer's owning the underlying security throughout the option period, or by holding, on a share-for-share basis, a call on the same security as the call written, where the exercise price of the call held is equal to or less than the price of the call written, or greater than the exercise price of a call written if the difference is maintained by the Fund in liquid assets in a segregated account with its custodian.

         A Fund will write covered call options both to reduce the risks associated with certain of its investments and to increase total investment return through the receipt of premiums. In return for the premium income, the Fund will give up the opportunity to profit from an increase in the market price of the underlying security above the exercise price so long as its obligations under the contract continue, except insofar as the premium represents a profit. Moreover, in writing the call option, the Fund will retain the risk of loss should the price of the security decline, which loss the premium is intended to offset in whole or in part. A Fund, in writing "American Style" call options, must assume that the call may be exercised at any time prior to the expiration of its obligations as a writer, and that in such circumstances the net proceeds realized from the sale of the underlying securities pursuant to the call may be substantially below the prevailing market price. In contrast, "European Style" options may only be exercised on the expiration date of the option. Covered call options and the securities underlying such options will be listed on national securities exchanges, except for certain transactions in options on debt securities and foreign securities.

         During the option period, the covered call writer has, in return for the premium received an option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline.

         A Fund may protect itself from further losses due to a decline in value of the underlying security or from the loss of ability to profit from appreciation by buying an identical option, in which case the purchase cost may offset the premium. In order to do this, the Fund makes a "closing purchase transaction"--the purchase of a call option on the same security with the same exercise price and expiration date as the covered call option which it has previously written on any particular security. The Fund will realize a gain or loss from a closing purchase transaction if the amount paid to purchase a call option in a closing transaction is less or more than the amount received from the sale of the covered call option. Also, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the closing out of a call option is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. When a security is to be sold from the Fund's portfolio, the Fund will first effect a closing purchase transaction so as to close out any existing covered call option on that security.

         A closing purchase transaction may be made only on a national or foreign securities exchange (an "Exchange") which provides a secondary market for an option with the same exercise price and expiration date, except as discussed below. There is no assurance that a liquid secondary market on an Exchange or otherwise will exist for any particular option, or at any particular time, and for some options no secondary market on an Exchange or otherwise may exist. If a Fund is unable to effect a closing purchase transaction involving an exchange-traded option, the Fund will not sell the underlying security until the option expires or the Fund delivers the underlying security upon exercise. Over-the-counter options differ from exchange-traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options. Therefore, a closing purchase transaction for an over-the-counter option may in many cases only be made with the other party to the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver or purchase the underlying securities at the exercise price.

         Each Fund pays brokerage commissions and dealer spreads in connection with writing covered call options and effecting closing purchase transactions, as well as for purchases and sales of underlying securities. The writing of covered call options could result in significant increases in a Fund's portfolio turnover rate, especially during periods when market prices of the underlying securities appreciate.

         WRITING PUT OPTIONS. Subject to any limitations in the Prospectus or in this SAI, each Fund may also write covered put options. A put option is a short-term contract which gives the purchaser of the put option, in return for a premium, the right to sell the underlying security to the seller of the option at a specified price during the term of the option. A put option written by a Fund is "covered" if the Fund maintains liquid assets with a value equal to the exercise price in a segregated account with its custodian. A put option is also "covered" if the Fund holds on a share-for-share basis a put on the same security as the put written, where the exercise price of the put held is equal to or greater than the exercise price of the put written, or less than the exercise price of the put written if the difference is maintained by the Fund in liquid assets in a segregated account with its custodian.

         The premium which the Funds receive from writing a put option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, the option period, supply and demand and interest rates.

         A covered put writer assumes the risk that the market price for the underlying security will fall below the exercise price, in which case the writer would be required to purchase the security at a higher price than the then-current market price of the security. In both cases, the writer has no control over the time when it may be required to fulfill its obligation as a writer of the option.

         The Funds may effect a closing purchase transaction to realize a profit on an outstanding put option or to prevent an outstanding put option from being exercised. The Funds may also effect a closing purchase transaction, in the case of a put option, to permit the Funds to maintain their holdings of the deposited U.S. Treasury obligations, to write another put option to the extent that the exercise price thereof is secured by the deposited U.S. Treasury obligations, or to utilize the proceeds from the sale of such obligations to make other investments.

         If a Fund is able to enter into a closing purchase transaction, the Fund will realize a profit or loss from such transaction if the cost of such transaction is less or more than the premium received from the writing of the option, respectively. After writing a put option, the Fund may incur a loss equal to the difference between the exercise price of the option and the sum of the market value of the underlying security plus the premium received from the sale of the option.

         In addition, the Funds may also write straddles (combinations of covered puts and calls on the same underlying security). The extent to which the Funds may write covered put and call options and enter into so-called "straddle" transactions involving put or call options may be limited by the requirements of the Code for qualification as a regulated investment company and the Company's intention that each Fund qualify as such.

         PURCHASING OPTIONS. Each Fund, as specified for the Fund in the Prospectus, may purchase put or call options which are traded on an Exchange or in the over-the-counter market. Options traded in the over-the-counter market may not be as actively traded as those listed on an Exchange. Accordingly, it may be more difficult to value such options and to be assured that they can be closed out at any time. The Funds will engage in such transactions only with firms the Subadvisor deems to be of sufficient creditworthiness so as to minimize these risks.

         The Funds may purchase put options on securities to protect their holdings in an underlying or related security against a substantial decline in market value. Securities are considered related if their price movements generally correlate with one another. The purchase of a put option would entitle the Fund, in exchange for the premium paid, to sell a security at a specified price upon exercise of the option during the option period. The purchase of put options on securities held in the portfolio or related to such securities will enable a Fund to preserve, at least partially, unrealized gains occurring prior to the purchase of the option on a portfolio security without actually selling the security. In addition, the Fund will continue to receive interest or dividend income on the security. The put options purchased by the Fund may include, but are not limited to, "protective puts," in which the security to be sold is identical or substantially identical to a security already held by the Fund or to a security which the Fund has the right to purchase. The Fund would ordinarily recognize a gain if the value of the securities decreased during the option period below the exercise price sufficiently to cover the premium. The Fund would recognize a loss if the value of the securities remained above the difference between the exercise price and the premium.

         The Funds may also purchase call options on securities, which the Funds intend to purchase, to protect against substantial increases in prices of such securities pending their ability to invest in an orderly manner in such securities. The purchase of a call option would entitle the Fund, in exchange for the premium paid, to purchase a security at a specified price upon exercise of the option during the option period. The Fund would ordinarily realize a gain if the value of the securities increased during the option period above the exercise price sufficiently to cover the premium. The Fund would have a loss if the value of the securities remained below the sum of the premium and the exercise price during the option period. In order to terminate an option position, the Funds may sell put or call options identical to those previously purchased, which could result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put or call option when it was purchased.

         SPECIAL RISKS ASSOCIATED WITH OPTIONS ON SECURITIES. Exchange markets in the U.S. government securities options are a relatively new and untested concept, and it is impossible to predict the amount of trading interest that may exist in such options. The same types of risk apply to over-the-counter trading in options. There can be no assurance that viable markets will develop or continue in the United States or abroad.

         A Fund's purpose in selling covered options is to realize greater income than would be realized on portfolio securities transactions alone. A Fund may forego the benefits of appreciation on securities sold pursuant to call options, or pay a higher price for securities acquired pursuant to put options written by the Fund. If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price, or, in the case of a call, remains less than or equal to the exercise price, the Fund will not be able to exercise profitably the option and will lose its entire investment in the option. Also, the price of a put or call option purchased to hedge against price movements in a related security may move more or less than the price of the related security.

         The Fund would ordinarily realize a gain if the value of the securities increased during the option period above the exercise price sufficiently to cover the premium. The Fund would have a loss if the value of the securities remained below the sum of the premium paid and the exercise price during the option period.

         The ability of a Fund to successfully utilize options may depend in part upon the ability of the Subadvisor to forecast interest rates and other economic factors correctly.

         The hours of trading for options on securities may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets.

OPTIONS ON FOREIGN CURRENCIES

         Subject to any limitation stated in the Prospectus or this SAI, the Core Bond Plus Fund and Mid Cap Core Fund may purchase and write options on foreign currencies. A Fund may use foreign currency options contracts for various reasons, including: to manage its exposure to changes in currency exchange rates; as an efficient means of adjusting its overall exposure to certain currencies; or in an effort to enhance its return. A Fund may purchase and write put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities to be acquired. A Fund may also use foreign currency options to protect against potential losses in positions denominated in one foreign currency against another foreign currency in which the Fund's assets are or may be invested. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such declines in the value of portfolio securities, a Fund may purchase put options on the foreign currency. If the value of the currency does decline, that Fund will have the right to sell such currency for a fixed amount of dollars which exceeds the market value of such currency, resulting in a gain that may offset, in whole or in part, the negative effect of currency depreciation on the value of the Fund's securities denominated in that currency.

         Conversely, if a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, a Fund may purchase call options on such currency. If the value of such currency does increase, the purchase of such call options would enable the Fund to purchase currency for a fixed amount of dollars which is less than the market value of such currency, resulting in a gain that may offset, at least partially, the effect of any currency-related increase in the price of securities the Fund intends to acquire. As in the case of other types of options transactions, however, the benefit a Fund derives from purchasing foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent anticipated, a Fund could sustain losses on transactions in foreign currency options which would deprive it of a portion or all of the benefits of advantageous changes in such rates.

         If a Fund anticipates a decline in the dollar value of foreign currency-denominated securities due to declining exchange rates, it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received by the Fund.

         Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, a Fund could write a put option on the relevant currency. If rates move in the manner projected, the put option will expire unexercised and allow the Fund to offset such increased cost up to the amount of the premium. As in the case of other types of options transactions, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If unanticipated exchange rate fluctuations occur, the option may be exercised and a Fund would be required to purchase or sell the underlying currency at a loss which may not be fully offset by the amount of the premium. As a result of writing options on foreign currencies, a Fund also may be required to forego all or a portion of the benefits which might otherwise have been obtained from favorable movements in currency exchange rates.

         A call option written on foreign currency by a Fund is "covered" if that Fund owns the underlying foreign currency subject to the call or securities denominated in that currency or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currency held in its portfolio. A call option is also covered if a Fund holds a call on the same foreign currency for the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or
(b) is greater than the exercise price of the call written if the amount of the difference is maintained by a Fund in liquid assets in a segregated account with its custodian.

         Options on foreign currencies to be written or purchased by a Fund will be traded on U.S. and foreign exchanges or over-the-counter. Exchange-traded options generally settle in cash, whereas options traded over-the-counter may settle in cash or result in delivery of the underlying currency upon exercise of the option. As with other kinds of option transactions, however, the writing of an option on foreign currency will constitute only a partial hedge up to the amount of the premium received and a Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations, although, in the event of rate movements adverse to a Fund's position, a Fund may forfeit the entire amount of the premium plus related transaction costs.

         There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Fund may be unable to close out a position.

         Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of a Fund to reduce foreign currency risk using such options. Over-the-counter options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller and generally do not have as much market liquidity as exchanged-related options. Foreign currency exchange-traded options generally settle in cash, whereas options traded over-the-counter may settle in cash or result in delivery of the underlying currency upon exercise of the option.

FUTURES TRANSACTIONS

         Subject to any limitations in the Prospectus or this SAI, each Fund, as specified for the Fund in the Prospectus, may purchase and sell futures contracts on securities, interest rates, foreign currency and on indexes of securities to hedge against anticipated changes in interest rates and other economic factors that might otherwise have an adverse effect upon the value of a Fund's portfolio securities or to gain market experience to particular segments of the market represented by the futures contract. An interest rate or stock index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and at the end of the contract period. A futures contract on a foreign currency is an agreement to buy or sell a specified amount of a currency for a set price on a future date. The Funds may also enter into such futures contracts in order to lengthen or shorten the average maturity or duration of the Fund's portfolio. For example, a Fund may purchase futures contracts as a substitute for the purchase of longer-term debt securities to lengthen the average duration of a Fund's portfolio of fixed-income securities. A Fund may purchase and sell stock index futures to hedge its securities portfolio with regard to market (systematic) risk (involving the market's assessment of overall economic prospects), as distinguished from stock-specific risk (involving the market's evaluation of the merits of the issuer of a particular security).

         The Funds, as specified for the Fund in the Prospectus, may also purchase and sell other futures when deemed appropriate, in order to hedge the equity or non-equity portions of their portfolios. In addition, each Fund, as specified for the Fund in the Prospectus, may enter into contracts for the future delivery of foreign currencies to hedge against changes in currency exchange rates. Each of the Funds may also purchase and write put and call options on futures contracts of the type into which such Fund is authorized to enter and may engage in related closing transactions. In the United States, all such futures on securities, debt index futures, stock index futures, foreign currency futures and related options will be traded on exchanges that are regulated by the Commodity Futures Trading Commission ("CFTC"). Subject to compliance with applicable CFTC rules, the Funds also may enter into futures contracts traded on foreign futures exchanges as long as trading on the aforesaid foreign futures exchanges does not subject a Fund to risks that are materially greater than the risks associated with trading on U.S. exchanges.

         A futures contract is an agreement to buy or sell a security or currency (or to deliver a final cash settlement price in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts), for a set price at a future date. When interest rates are changing and portfolio values are falling, futures contracts can offset a decline in the value of a Fund's current portfolio securities. When interest rates are changing and portfolio values are rising, the purchase of futures contracts can secure better effective rates or purchase prices of the Fund than might later be available in the market when the Fund makes anticipated purchases. In the United States, futures contracts are traded on boards of trade which have been designated "contract markets" by the CFTC. Futures contracts trade on these markets through an "open outcry" auction on the exchange floor. Currently, there are futures contracts based on a variety of instruments, indexes and currencies, including long-term U.S. Treasury bonds, Treasury notes, GNMA certificates, three-month U.S. Treasury bills, three-month domestic bank certificates of deposit, a municipal bond index and various stock indexes.

         When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets ("initial margin") as a partial guarantee of its performance under the contract. The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract assuming all contractual obligations have been satisfied. Each Fund expects to earn interest income on its initial margin deposits. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day, as the value of the security, currency or index fluctuates, the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking-to-market." Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Fund will mark-to-market its open futures positions.

         A Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

         Positions taken in the futures markets are not normally held until delivery or final cash settlement is required, but are instead liquidated through offsetting transactions which may result in a gain or a loss. While futures positions taken by a Fund will usually be liquidated in this manner, the Fund may instead make or take delivery of underlying securities or currencies whenever it appears economically advantageous to the Fund to do so. A clearing organization associated with the exchange on which futures are traded assumes responsibility for closing-out transactions and guarantees that as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

         FUTURES ON DEBT SECURITIES. A futures contract on a debt security is a binding contractual commitment which, if held to maturity, will result in an obligation to make or accept delivery, during a particular future month, of securities having a standardized face value and rate of return. By purchasing futures on debt securities--assuming a "long" position--a Fund will legally obligate itself to accept the future delivery of the underlying security and pay the agreed-upon price. By selling futures on debt securities--assuming a "short" position--it will legally obligate itself to make the future delivery of the security against payment of the agreed-upon price. Open futures positions on debt securities will be valued at the most recent settlement price, unless such price does not appear to the Subadvisor to reflect the fair value of the contract, in which case the positions will be valued by or under the direction of the Directors.

         Hedging by use of futures on debt securities seeks to establish more certainly than would otherwise be possible the effective rate of return on portfolio securities. A Fund may, for example, take a "short" position in the futures market by selling contracts for the future delivery of debt securities held by the Fund (or securities having characteristics similar to those held by the Fund) in order to hedge against an anticipated rise in interest rates that would adversely affect the value of the Fund's portfolio securities. When hedging of this character is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position.

         On other occasions, a Fund may take a "long" position by purchasing futures on debt securities. This would be done, for example, when the Fund intends to purchase particular securities and it has the necessary cash, but expects the rate of return available in the securities markets at that time to be less favorable than rates currently available in the futures markets. If the anticipated rise in the price of the securities should occur (with its concomitant reduction in yield), the increased cost to the Fund of purchasing the securities will be offset, at least to some extent, by the rise in the value of the futures position taken in anticipation of the subsequent securities purchase. A Fund may also purchase futures contracts as a substitute for the purchase of longer-term securities to lengthen the average duration of the Fund's portfolio.

         The Fund could accomplish similar results by selling securities with long maturities and investing in securities with short maturities when interest rates are expected to increase or by buying securities with long maturities and selling securities with short maturities when interest rates are expected to decline. However, by using futures contracts as a risk management technique, given the greater liquidity in the futures market than in the cash market, it may be possible to accomplish the same result more easily and more quickly.

         SECURITIES INDEX FUTURES. A securities index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contracts expiration date a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular stock index futures contract reflect changes in the specified index of equity securities on which the contract is based. A stock index is designed to reflect overall price trends in the market for equity securities.

         Stock index futures may be used to hedge the equity portion of a Fund's securities portfolio with regard to market (systematic) risk, as distinguished from stock-specific risk. The Funds may enter into stock index futures to the extent that they have equity securities in their portfolio. Similarly, the Funds may enter into futures on debt securities indexes (including the municipal bond index) to the extent they have debt securities in their portfolios. By establishing an appropriate "short" position in securities index futures, a Fund may seek to protect the value of its portfolio against an overall decline in the market for securities. Alternatively, in anticipation of a generally rising market, a Fund can seek to avoid losing the benefit of apparently low current prices by establishing a "long" position in securities index futures and later liquidating that position as particular securities are in fact acquired. To the extent that these hedging strategies are successful, the Fund will be affected to a lesser degree by adverse overall market price movements, unrelated to the merits of specific portfolio securities, than would otherwise be the case. A Fund may also purchase futures on debt securities or indexes as a substitute for the purchase of longer-term debt securities to lengthen the average duration of the Fund's debt portfolio.

         CURRENCY FUTURES. A sale of a currency futures contract creates an obligation by a Fund, as seller, to deliver the amount of currency called for in the contract at a specified future time for a specified price. A purchase of a currency futures contract creates an obligation by a Fund, as purchaser, to take delivery of an amount of currency at a specified future time at a specified price. A Fund may sell a currency futures contract if the Subadvisor anticipates that exchange rates for a particular currency will fall, as a hedge against a decline in the value of the Fund's securities denominated in such currency. If the Subadvisor anticipates that exchange rates will rise, the Fund may purchase a currency futures contract to protect against an increase in the price of securities denominated in a particular currency the Fund intends to purchase. Although the terms of currency futures contracts specify actual delivery or receipt, in most instances the contracts are closed out before the settlement date without the making or taking of delivery of the currency. Closing out of a currency futures contract is effected by entering into an offsetting purchase or sale transaction. To offset a currency futures contract sold by a Fund, the Fund purchases a currency futures contract for the same aggregate amount of currency and delivery date. If the price in the sale exceeds the price in the offsetting purchase, the Fund is immediately paid the difference. Similarly, to close out a currency futures contract purchased by the Fund, the Fund sells a currency futures contract. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the offsetting sale price is less than the purchase price, the Fund realizes a loss.

         A risk in employing currency futures contracts to protect against the price volatility of portfolio securities denominated in a particular currency is that changes in currency exchange rates or in the value of the futures position may correlate imperfectly with changes in the cash prices of a Fund's securities. The degree of correlation may be distorted by the fact that the currency futures market may be dominated by short-term traders seeking to profit from changes in exchange rates. This would reduce the value of such contracts for hedging purposes over a short-term period. Such distortions are generally minor and would diminish as the contract approached maturity. Another risk is that the Subadvisor could be incorrect in its expectation as to the direction or extent of various exchange rate movements or the time span within which the movements take place.

         OPTIONS ON FUTURES. For bona fide hedging and other appropriate risk management purposes, the Funds also may purchase and write call and put options on futures contracts which are traded on exchanges that are licensed and regulated by the CFTC for the purpose of options trading, or, subject to applicable CFTC rules, on foreign exchanges. A "call" option on a futures contract gives the purchaser the right, in return for the premium paid, to purchase a futures contract (assume a "long" position) at a specified exercise price at any time before the option expires. A "put" option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a "short" position), for a specified exercise price at any time before the option expires.

         Upon the exercise of a "call," the writer of the option is obligated to sell the futures contract (to deliver a "long" position to the option holder) at the option exercise price, which will presumably be lower than the current market price of the contract in the futures market. Upon exercise of a "put," the writer of the option is obligated to purchase the futures contract (deliver a "short" position to the option holder) at the option exercise price, which will presumably be higher than the current market price of the contract in the futures market. When an entity exercises an option and assumes a long futures position, in the case of a "call," or a short futures position, in the case of a "put," its gain will be credited to its futures margin account, while the loss suffered by the writer of the option will be debited to its account. However, as with the trading of futures, most participants in the options markets do not seek to realize their gains or losses by exercise of their option rights. Instead, the writer or holder of an option will usually realize a gain or loss by buying or selling an offsetting option at a market price that will reflect an increase or a decrease from the premium originally paid.

         Options on futures contracts can be used by a Fund to hedge substantially the same risks and for the same duration and risk management purposes as might be addressed or served by the direct purchase or sale of the underlying futures contracts. If the Fund purchases an option on a futures contract, it may obtain benefits similar to those that would result if it held the futures position itself.

         The purchase of put options on futures contracts is a means of hedging a Fund's portfolio against the risk of rising interest rates, declining securities prices or declining exchange rates for a particular currency. The purchase of a call option on a futures contract represents a means of hedging against a market advance affecting securities prices or currency exchange rates when the Fund is not fully invested or of lengthening the average maturity or duration of a Fund's portfolio. Depending on the pricing of the option compared to either the futures contract upon which it is based or upon the price of the underlying securities or currencies, it may or may not be less risky than ownership of the futures contract or underlying securities or currencies.

         In contrast to a futures transaction, in which only transaction costs are involved, benefits received in an option transaction will be reduced by the amount of the premium paid as well as by transaction costs. In the event of an adverse market movement, however, the Fund will not be subject to a risk of loss on the option transaction beyond the price of the premium it paid plus its transaction costs, and may consequently benefit from a favorable movement in the value of its portfolio securities or the currencies in which such securities are denominated that would have been more completely offset if the hedge had been effected through the use of futures.

         If a Fund writes options on futures contracts, the Fund will receive a premium but will assume a risk of adverse movement in the price of the underlying futures contract comparable to that involved in holding a futures position. If the option is not exercised, the Fund will realize a gain in the amount of the premium, which may partially offset unfavorable changes in the value of securities held by or to be acquired for the Fund. If the option is exercised, the Fund will incur a loss in the option transaction, which will be reduced by the amount of the premium it has received, but which may partially offset favorable changes in the value of its portfolio securities or the currencies in which such securities are denominated.

         The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the underlying securities or the currencies in which such securities are denominated. If the futures price at expiration is below the exercise price, the Fund will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the Funds holdings of securities or the currencies in which such securities are denominated.

         The writing of a put option on a futures contract is analogous to the purchase of a futures contract. For example, if the Fund writes a put option on a futures contract on debt securities related to securities that the Fund expects to acquire and the market price of such securities increases, the net cost to a Fund of the debt securities acquired by it will be reduced by the amount of the option premium received. Of course, if market prices have declined, the Fund's purchase price upon exercise may be greater than the price at which the debt securities might be purchased in the securities market.

         While the holder or writer of an option on a futures contract may normally terminate its position by selling or purchasing an offsetting option of the same series, a Fund's ability to establish and close out options positions at fairly established prices will be subject to the maintenance of a liquid market. The Funds will not purchase or write options on futures contracts unless the market for such options has sufficient liquidity such that the risks associated with such options transactions are not at unacceptable levels.

         LIMITATIONS ON PURCHASE AND SALE OF FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. A Fund will only enter into futures contracts or related options which are standardized and traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system. In general, the Funds will engage in transactions in futures contracts and related options only for bona fide hedging and other appropriate risk management purposes, and not for speculation. The Funds will not enter into futures contracts for which the aggregate contract amounts exceed 100% of the Fund's net assets. In addition, with respect to positions in futures and related options that do not constitute bona fide hedging positions, a Fund will not enter into a futures contract or futures option contract if, immediately thereafter, the aggregate initial margin deposits relating to such positions plus premiums paid by it for open futures option positions, less the amount by which any such options are "in-the-money," would exceed 5% of the Fund's total assets. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

         When purchasing a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, the Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund.

         When selling a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) liquid assets that, when added to the amount deposited with a futures commission merchant as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund's custodian).

         When selling a call option on a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.

         When selling a put option on a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) liquid assets that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

         The requirements for qualification as a regulated investment company also may limit the extent to which a Fund may enter into futures, futures options or forward contracts. See "Tax Information."

         RISKS ASSOCIATED WITH FUTURES AND FUTURES OPTIONS. There are several risks associated with the use of futures contracts and futures options as hedging techniques. There can be no assurance that hedging strategies using futures will be successful. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract, which in some cases may be unlimited. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the Fund's securities being hedged. An incorrect correlation could result in a loss on both the hedged securities or currencies and the hedging vehicle so that the portfolio return might have been better had hedging not been attempted. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. It is also possible that, when a Fund has sold stock index futures to hedge its portfolio against a decline in the market, the market may advance while the value of the particular securities held in the Fund's portfolio may decline. If this occurred, the Fund would incur a loss on the futures contracts and also experience a decline in the value of its portfolio securities.

         Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

         There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or a futures option position, and that Fund would remain obligated to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent the Fund from liquidating an unfavorable position and the Fund would remain obligated to meet margin requirements until the position is closed.

         In addition to the risk that apply to all options transactions, there are several special risks relating to options on futures contracts. The ability to establish and close out positions in such options will be subject to the development and maintenance of a liquid market in the options. It is not certain that such a market will develop. Although the Funds generally will purchase only those options and futures contracts for which there appears to be an active market, there is no assurance that a liquid market on an exchange will exist for any particular option or futures contract at any particular time. In the event no such market exists for particular options, it might not be possible to effect closing transactions in such options with the result that a Fund would have to exercise options it has purchased in order to realize any profit and would be less able to limit its exposure to losses on options it has written.

         Many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist. If the price of a futures contract changes more than the price of the securities or currencies, the Fund will experience either a loss or a gain on the futures contracts which will not be completely offset by changes in the price of the securities or currencies which are the subject of the hedge. In addition, it is not possible to hedge fully or perfectly against currency fluctuations affecting the value of securities denominated in foreign currencies because the value of such securities is likely to fluctuate as a result of independent factors not related to currency fluctuations.

         Additional Risks of Options on Securities, Futures Contracts, Options on Futures Contracts, and Forward Currency Exchange Contracts and Options Thereon. Options on securities, futures contracts, options on futures contracts, currencies and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors; (ii) lesser availability than in the United States of data on which to make trading decisions; (iii) delays in a Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States; (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and (v) lesser trading volume.

WARRANTS

         The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, the Fund will lose its entire investment in such warrant.

SHORT SALES AGAINST THE BOX

         A short sale is a transaction in which a Fund sells through a broker a security it does not own in anticipation of a possible decline in market price. A short sale "against the box" is a short sale in which, at the time of the short sale, a Fund owns or has the right to obtain securities equivalent in kind and amount. Each of the Funds will only enter into short sales against the box. A Fund may enter into a short sale against the box among other reasons, to hedge against a possible market decline in the value of a security owned by the Fund. If the value of a security sold short against the box increases, the Fund would suffer a loss when it purchases or delivers to the selling broker the security sold short. The proceeds of the short sale are retained by the broker pursuant to applicable margin rules. In addition, the Fund may segregate assets, equal in value to 50% of the value of the short sale, in a special account with the Fund's custodian. The segregated assets are pledged to the broker pursuant to applicable margin rules. If a broker, with which the Fund has open short sales, were to become bankrupt, a Fund could experience losses or delays in recovering gains on short sales. The Funds will only enter into short sales against the box with brokers the Subadvisor believes are creditworthy. Short sales against the box will be limited to no more than 25% of a Fund's total assets.

RISKS ASSOCIATED WITH DEBT SECURITIES

         To the extent that a Fund invests in debt securities, it will be subject to certain risks. The value of the debt securities held by a Fund, and thus the net asset value of the shares of beneficial interest of the Fund, generally will fluctuate depending on a number of factors, including, among others, changes in the perceived creditworthiness of the issuers of those securities, movements in interest rates, the average maturity of the Fund's investments, changes in the relative values of the currencies in which the Fund's investments are denominated relative to the U.S. dollar, and the extent to which the Fund hedges its interest rate, credit and currency exchange rate risks. Generally, a rise in interest rates will reduce the value of fixed income securities held by a Fund, and a decline in interest rates will increase the value of fixed income securities held by a Fund. Longer term debt securities generally pay higher interest rates than do shorter term debt securities but also may experience greater price volatility as interest rates change.

         Since shares of the Funds represent an investment in securities with fluctuating market prices, the value of shares of each Fund will vary as the aggregate value of the Funds' portfolio securities increases or decreases. Moreover, the value of lower rated debt securities that a Fund purchases may fluctuate more than the value of higher rated debt securities. Lower rated debt securities generally carry greater risk that the issuer will default on the payment of interest and principal. Lower rated fixed income securities generally tend to reflect short-term corporate and market developments to a greater extent than higher rated securities which react primarily to fluctuations in the general level of interest rates. Changes in the value of securities subsequent to their acquisition will not affect cash income or yields to maturity to the Funds but will be reflected in the net asset value of the Funds' shares.

         Corporate debt securities may bear fixed, contingent, or variable rates of interest and may involve equity features, such as conversion or exchange rights or warrants for the acquisition of stock of the same or a different issuer, participations based on revenues, sales or profits, or the purchase of common stock in a unit transaction (where corporate debt securities and common stock are offered as a unit).

         When and if available, debt securities may be purchased at a discount from face value. From time to time, each Fund may purchase securities not paying interest or dividends at the time acquired if, in the opinion of the Subadvisor, such securities have the potential for future income (or capital appreciation, if any).

SWAP AGREEMENTS

         The Tax Free Bond Fund may enter into interest rate, index and currency exchange rate swap agreements for purposes of attempting to obtain a particular desired return at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return or for other portfolio management purposes. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. The "notional amount" of the swap agreement is only a fictive basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange.

         Consequently, a Fund's obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counter party will be covered by the maintenance of a segregated account consisting of liquid assets to avoid any potential leveraging of the Fund's portfolio. The Funds will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed [__]% of the Fund's total assets.

         Commonly used swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

         Whether the Funds use of swap agreements will be successful in furthering its investment objective will depend on the Subadvisor's ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counter party. The Subadvisor will cause the Fund to enter into swap agreements only with counter parties that would be eligible for consideration as repurchase agreement counter parties under the Fund's repurchase agreement guidelines. Certain restrictions imposed on the Fund by the Code may limit the Fund's ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

         Certain swap agreements are exempt from most provisions of the Commodity Exchange Act ("CEA") and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the CFTC. To qualify for this exemption, a swap agreement must be entered into by "eligible participants," which includes the following, provided the participants' total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.

         This exemption is not exclusive, and participants may continue to rely on existing exclusions for swaps, such as the Policy Statement issued in July 1989 which recognized a safe harbor for swap transactions from regulation as futures or commodity option transactions under the CEA or its regulations. The Policy Statement applies to swap transactions settled in cash that (1) have individually tailored terms, (2) lack exchange-style offset and the use of a clearing organization or margin system, (3) are undertaken in conjunction with a line of business, and (4) are not marketed to the public.

HIGH YIELD/HIGH RISK SECURITIES

         Securities rated below BBB by S&P or Baa by Moody's (sometimes called "junk bonds") are not considered "investment grade". There is more price volatility, more risk of losing your principal interest, a greater possibility of the issuer going bankrupt, plus additional risks. These securities are considered speculative.

         Each Fund may invest up to 25% of its net assets in debt securities, including short-term instruments, which are rated below investment grade (i.e., below BBB by S&P or Baa by Moody's) or, if not rated, determined to be of equivalent quality by the Subadvisor. The lower the ratings of such securities, the greater their risks render them like equity securities. Moody's considers bonds it rates Baa to have speculative elements as well as investment grade characteristics. The Funds may invest in securities which are rated D by S&P or, if unrated, are of equivalent quality. Securities rated D may be in default with respect to payment of principal or interest.

         Investors should be willing to accept the risk associated with investment in high yield/high risk securities. Investment in high yield/high risk bonds involves special risks in addition to the risks associated with investments in higher rated debt securities. High yield/high risk bonds may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Moreover, such securities may under certain circumstances be less liquid than higher rated debt instruments.

         Analysis of the creditworthiness of issuers of high yield/high risk bonds may be more complex than for issuers of higher quality debt securities, and the ability of the Fund to achieve its investment objective may, to the extent of its investment in high yield/high risk bonds, be more dependent upon such creditworthiness analysis than would be the case if the Fund were investing in higher quality bonds.

         High yield/high risk bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade bonds. The prices of high yield/high risk bonds have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. If the issuer of high yield/high risk bonds defaults, the Fund may incur additional expenses to seek recovery. In the case of high yield/high risk bonds structured as zero coupon or payment-in-kind securities, the market prices of such securities are affected to a greater extent by interest rate changes and, therefore, tend to be more volatile than securities which pay interest periodically and in cash.

         The secondary market on which high yield/high risk bonds are traded may be less liquid than the market for higher grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which the Fund could sell a high yield/high risk bond, and could adversely affect and cause large fluctuations in the daily net asset value of the Fund's shares. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield/high risk bond prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield/high risk bonds, especially in a thinly traded market.

         Legislation designed to limit the use of high yield/high risk bonds in corporate transactions may have a material adverse effect on a Fund's net asset value and investment practices. In addition, there may be special tax considerations associated with investing in high yield/high risk bonds structured as zero coupon or payment-in-kind securities. Interest on these securities is recorded annually as income even though no cash interest is received until the security's maturity or payment date. As a result, the amounts which have accrued each year are required to be distributed to shareholders and, such amounts will be taxable to shareholders. Therefore, the Fund may have to sell some of its assets to distribute cash to shareholders. These actions are likely to reduce the Fund's assets and may thereby increase its expense ratios and decrease its rate of return.

         The use of credit ratings as the sole method for evaluating high yield/high risk bonds also involves certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield/high risk bonds. Also, credit rating agencies may fail to change credit ratings on a timely basis to reflect subsequent events.

ZERO COUPON BONDS

         Zero coupon bonds are debt obligations issued without any requirement for the periodic payment of interest. Zero coupon bonds are issued at a significant discount from the face value. The discount approximates the total amount of interest the bonds would accrue and compound over the period until maturity at a rate of interest reflecting the market rate at the time of issuance. Cash to pay dividends representing unpaid, accrued interest may be obtained from sales proceeds of portfolio securities and Fund shares and from loan proceeds. Because interest on zero coupon obligations is not paid to the Fund on a current basis but is, in effect, compounded, the value of the securities of this type is subject to greater fluctuations in response to changing interest rates than the value of debt obligations which distribute income regularly. Zero coupon bonds tend to be subject to greater market risk than interest paying securities of similar maturities. The discount represents income, a portion of which a Fund must accrue and distribute every year even though the Fund receives no payment on the investment in that year. Zero coupon bonds tend to be more volatile than conventional debt securities.

                       FUNDAMENTAL INVESTMENT RESTRICTIONS

         The Funds' investment restrictions set forth below are fundamental policies of each Fund; i.e., they may not be changed with respect to a Fund without a majority vote of the outstanding shares of that Fund, as defined in the 1940 Act. Except for those investment policies of a Fund specifically identified as fundamental in the Prospectus and this Statement of Additional Information, and the Funds objectives as described in the Prospectus, all other investment policies and practices described may be changed by the Board of Directors without the approval of shareholders.

         Unless otherwise indicated, all of the percentage limitations below, and in the investment restrictions recited in the Prospectus, apply to each Fund on an individual basis, and apply only at the time a transaction is entered into. Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage which results from a relative change in values or from a change in a Fund's net assets will not be considered a violation.

         EACH FUND MAY NOT:

         (1) invest in a security if, as a result of such investment, 25% or more of its total assets would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (or repurchase agreements with respect thereto) and at such time that the 1940 Act is amended to permit a registered investment company to elect to be "periodically industry concentrated," (i.e., a fund that does not concentrate its investments in a particular industry would be permitted, but not required, to invest 25% or more of its assets in a particular industry) the Funds elect to be so classified and the foregoing limitation shall no longer apply with respect to the Funds;

         (2) invest in a security if, with respect to 75% of its total assets, more than 5% of its total assets would be invested in the securities of any one issuer, except that this restriction does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities;

         (3) invest in a security if, with respect to 75% of its assets, it would hold more than 10% of the outstanding voting securities of any one issuer, except that this restriction does not apply to U.S. government securities;

         (4) borrow money or issue senior securities, except that a Fund may (i) borrow from banks or enter into reverse repurchase agreements, but only if immediately after each borrowing there is asset coverage of 300%, and (ii) issue senior securities to the extent permitted under the 1940 Act;

         (5) lend any funds or other assets, except that a Fund may, consistent with its investment objectives and policies: (i) invest in debt obligations including bonds, debentures or other debt securities, bankers' acceptances and commercial paper, even though the purchase of such obligations may be deemed to be the making of loans; (ii) enter into repurchase agreements; and (iii) lend its portfolio securities in accordance with applicable guidelines established by the Securities and Exchange Commission and any guidelines established by the Company's Directors;

         (6) purchase or sell real estate (although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate, or interests therein);

         (7) purchase or sell commodities or commodities contracts, except that, subject to restrictions described in the Prospectus and in this Statement of Additional Information, (i) a Fund may enter into futures contracts on securities, currencies or on indexes of such securities or currencies, or any other financial instruments and options on such futures contracts; (ii) a Fund may enter into spot or forward foreign currency contracts and foreign currency options; or

         (8) act as an underwriter of securities of other issuers, except to the extent that in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the Federal securities laws.

                     NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

         In addition to the Company's fundamental investment restrictions, the Directors of the Company have voluntarily adopted certain policies and restrictions which are observed in the conduct of the affairs of the Funds. These represent intentions of the Directors based upon current circumstances. They differ from fundamental investment policies in that the following additional investment restrictions may be changed or amended by action of the Directors without requiring prior notice to or approval of shareholders.

         Unless otherwise indicated, all percentage limitations apply to each Fund on an individual basis, and apply only at the time a transaction is entered into. Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage which results from a relative change in values or from a change in a Fund's net assets will not be considered a violation.

         UNDER THESE RESTRICTIONS, A FUND MAY NOT:

         (1) purchase puts, calls, straddles, spreads and any combination thereof if, as a result, the value of its aggregate investment in such classes of securities would exceed 5% of its total assets;

         (2) purchase securities that may not be sold without first being registered under the Securities Act ("restricted securities") other than Rule 144A securities and Section 4(2) commercial paper determined to be liquid pursuant to guidelines adopted by the Company's Board of Directors; enter into repurchase agreements having a duration of more than seven days; purchase loan participation interests that are not subject to puts; purchase instruments lacking readily available market quotations ("illiquid instruments"); or purchase or sell over-the-counter options, if as a result of the purchase or sale, the Fund's aggregate holdings of restricted securities, repurchase agreements having a duration of more than seven days, loan participation interests that are not subject to puts, illiquid instruments, and over-the-counter options purchased by the Fund and the assets used as cover for over-the-counter options written by the Fund exceed 10% of the Fund's net assets;

         (3) invest in other companies for the purpose of exercising control;

         (4) purchase the securities of other investment companies, except to the extent permitted by the 1940 Act or in connection with a merger, consolidation, acquisition or reorganization;

         (5) a Fund may not purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute the purchase of securities on margin;

         (6) a Fund may not sell securities short, except for covered short sales or unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in options, futures and forward contracts are deemed not to constitute short sales of securities.

         The Directors have the ultimate responsibility for determining whether specific securities are liquid or illiquid. The Directors have delegated the function of making day-to-day determinations of liquidity to the Subadvisor, pursuant to guidelines approved by the Directors.

         Each Subadvisor takes into account a number of factors in determining whether a Rule 144A security being considered for purchase by a Fund is liquid, including at least the following:

         (i) the frequency and size of trades and quotes for the Rule 144A security relative to the size of the Fund's holding;

         (ii) the number of dealers willing to purchase or sell the 144A security and the number of other potential purchasers;

         (iii) dealer undertaking to make a market in the 144A security; and

         (iv) the nature of the 144A security and the nature of the market for the 144A security (i.e., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

         To make the determination that an issue of 4(2) commercial paper is liquid, the Subadvisor must conclude that the following conditions have been met:

         (a) the 4(2) commercial paper is not traded flat or in default as to principal or interest;

         (b) the 4(2) commercial paper is rated:

         (i) in one of the two highest rating categories by at least two nationally recognized statistical rating organizations ("NRSROs"); or

         (ii) if only one NRSRO rates the security, the 4(2) commercial paper is rated in one of the two highest rating categories by that NRSRO; or

         (iii) if the security is unrated, the Subadvisor has determined that the security is of equivalent quality based on factors commonly used by rating agencies; and

         (c) there is a viable trading market for the specific security, taking into account all relevant factors (e.g., whether the security is the subject of a commercial paper program that is administered by an issuing and paying agent bank and for which there exists a dealer willing to make a market in the security, the size of trades relative to the size of the Fund's holding or whether the 4(2) commercial paper is administered by a direct issuer pursuant to a direct placement program).

                             DIRECTORS AND OFFICERS

         The Board of Directors oversees the Funds, the Manager and the Subadvisor. Information pertaining to the Directors and Officers of the Company is set forth below. Directors deemed to be "interested persons" of the Company for purposes of the 1940 Act are indicated by an asterisk.

                                                                            Principal
                                                    POSITION(S) WITH        Occupation(s) During
                NAME, ADDRESS AND AGE               THE COMPANY             PAST 5 YEARS
                ---------------------               -----------             ------------
                Stephen C. Roussin*, 36             Director and            President and Chief Operating Officer, New
                51 Madison Avenue                   Chairman                York Life Investment Management LLC, 1999
                New York, NY 10010                                          to present; President, Chief Executive
                                                                            Officer and Trustee, The MainStay Funds,
                                                                            1997-present; Senior Vice President, New York Life
                                                                            Insurance Company, 1997 to present; Director, New
                                                                            York Life Trust Company, 1997 to present; Director,
                                                                            New York Life Benefit Services LLC, 1997 to present;
                                                                            Director, NYLIFE Securities, Inc., 1997 to present;
                                                                            Director, MainStay Shareholder Services LLC, 1997 to
                                                                            present; Director, Eagle Strategies Corp., 1997 to
                                                                            present; Director, President and Chief

                                                                            Principal
                                                    POSITION(S) WITH        Occupation(s) During
                NAME, ADDRESS AND AGE               THE COMPANY             PAST 5 YEARS
                ---------------------               -----------             ------------
                                                                            Executive Officer, MainStay Management LLC, 1997 to
                                                                            present; Senior Vice President Smith Barney, 1994 to
                                                                            1997.

                Patrick G. Boyle*, 46               Director                Senior Vice President, New York Life
                51 Madison Avenue                                           Investment Management Operating Company
                New York, NY 10010                                          LLC, 1999 to present; Senior Vice
                                                                            President, Pension Department New York Life
                                                                            Insurance Company, 1991 to present; Director, NYLIFE
                                                                            Distributors, Inc., 1993 to 1996; Chairman, Monitor
                                                                            Capital Advisors LLC, 1996 to 1998, and Director,
                                                                            1991 to present; Director, New York Life
                                                                            International Investment Inc., 1995 to present;
                                                                            Director, New York Life Trust Company, 1995 to
                                                                            present; Director, NYL Capital Management Limited,
                                                                            1994 to present; Member, American Council of Life
                                                                            Insurance Pension Committee, 1992 to 1998; Director,
                                                                            MBL Life Assurance Co., Inc., 1997 to present.

                Lawrence Glacken, 72                Director                Retired, 1987 to present; Vice President
                353 Canterbury Drive                                        Investment Banking, The First Boston
                Ramsey, NJ 07446                                            Corporation, 1964-1987.

                Robert P. Mulhearn, 52              Director                Private Investor, 1987 to present; Managing
                60 Twin Brooks Road                                         Director, Morgan Stanley, 1979-1987.
                Saddle River, NJ 07458

                Susan B. Kerley, 48                 Director                President, Global Research Associates, 1990
                P.O.  9572                                                  to present; Director, Citifunds, 1991 to
                                                                            present.

                Linda M. Livornese, 48              President               Vice President Pension Department, New York
                51 Madison Avenue                                           Life Insurance Company, 1990 to present;
                                                                            Vice President, NYLIFE Distributors Inc.,
                                                                            1993 to present; Vice President, NYLIFE
                                                                            Securities Inc., 1992 to present

                Marc J. Brookman, 36                Executive               Vice President, New York Life Insurance
                51 Madison Avenue                   Vice President          Company, 1998 to present; Senior Vice
                New York, NY 10010                                          President-Product Development MainStay
                                                                            Institutional Funds, Inc. and Retirement
                                                                            Plans, 1998 to present; National Sales
                                                                            Director, Vice President, United Asset
                                                                            Management Retirement Plan Services, 1996
                                                                            to 1998.

                                                                            Principal
                                                    POSITION(S) WITH        Occupation(s) During
                NAME, ADDRESS AND AGE               THE COMPANY             PAST 5 YEARS
                ---------------------               -----------             ------------
                Jefferson C. Boyce, 42              Senior Vice             Senior Vice President New York Life
                51 Madison Avenue                   President               Insurance Company, 1994 to present; Senior
                New York, NY 10010                                          Vice President The MainStay Funds, 1995 to
                                                                            present; Director, Monitor Capital Advisors
                                                                            LLC, 1991 to present and Senior Vice
                                                                            President, 1996 to present; Director, MSC
                                                                            Holding, Inc., 1992 to present and
                                                                            Secretary, 1994 to present, Director, Eagle
                                                                            Strategies Corp., 1993 to present,
                                                                            Director, NYLIFE Equity, Inc., 1993 to
                                                                            present, President and Chief Executive
                                                                            Officer, NYLIFE Distributors, Inc., 1996 to
                                                                            present and Director, 1993 to present
                                                                            Director, NYLIFE LLC, 1993 to present;
                                                                            Director, NYLIFE Structured Asset
                                                                            Management Company Ltd., 1993 to present;
                                                                            Director, CNP Realty Investments, Inc.,
                                                                            1994 to present; Director, New York Life
                                                                            Benefit Services, LLC, 1994 to present;
                                                                            Director, NYLIFE Depositary Corporation,
                                                                            present; Director, NYLIFE SFD Holding Inc.
                                                                            (formerly NAFCO, Inc.), 1994 to present;
                                                                            Director, President and Chief Executive
                                                                            Officer, NYLIFE Securities Inc., 1996 to
                                                                            present; Chairman and Director, MainStay
                                                                            Shareholder Services LLC., 1997 to present.

                Richard W. Zuccaro, 50              Tax Vice                Vice President, New York Life Insurance
                51 Madison Avenue                   President               Company, 1995 to present; Tax Vice
                                                                            President, NYLIFE Securities Inc., 1987 to
                                                                            present; Tax Vice President, NYLIFE SFD
                                                                            Holding Inc., 1990 to present; Tax Vice
                                                                            President, NYLIFE Depositary Inc., 1990 to
                                                                            present; Tax Vice President NYLIFE LLC,
                                                                            1990 to present; Tax Vice President NYLIFE
                                                                            Insurance Company of Arizona, 1990 to
                                                                            present; Tax Vice President, NYLIFE Realty
                                                                            Inc., 1991 to present; Tax Vice President
                                                                            NYLICO Inc., 1991 to present; Tax Vice
                                                                            President, New York Life Fund Inc., 1991 to
                                                                            present, Tax Vice President, New York Life
                                                                            International Investment, Inc., 1991 to
                                                                            present; Tax Vice President NYLIFE Funding
                                                                            Inc., 1991 to present Tax Vice President,
                                                                            NYLCO, 1991 to present; Tax Vice President,
                                                                            NYLIFE Equity Inc., 1991 to present; Tax
                                                                            Vice President MainStay VP Series Fund,
                                                                            Inc., 1991 to present; Tax Vice President,
                                                                            CNP Realty Investments, Inc., 1991 to
                                                                            present;

                                                                            Principal
                                                    POSITION(S) WITH        Occupation(s) During
                NAME, ADDRESS AND AGE               THE COMPANY             PAST 5 YEARS
                ---------------------               -----------             ------------
                                                                            Tax Vice President, New York Life Worldwide Holding,
                                                                            Inc., 1992 to present; Tax Vice President, NYLIFE
                                                                            Structured Asset Management Company Ltd., 1992 to
                                                                            present; Tax Vice President, The MainStay Funds,
                                                                            1991 to present; Tax Vice President Eagle Strategies
                                                                            Corp. (registered investment adviser), 1993 to
                                                                            present; Tax Vice President, NYLIFE Distributors
                                                                            Inc., 1993 to present; Vice President & Assistant
                                                                            Controller, New York Life Insurance and Annuity
                                                                            Corp., 1995 to present; Vice President, NYLCare
                                                                            Health Plans, Inc., 1995 to present; Vice President
                                                                            -Tax, New York Life and Health Insurance Co., 1996
                                                                            to present; Tax Vice President New York Life Trust
                                                                            Company, 1996 to present; Tax Vice President,
                                                                            Monitor Capital Advisors LLC, 1996 to present; Tax
                                                                            Vice President, NYLINK Insurance Agency
                                                                            Incorporated, 1996 to present; Tax Vice President,
                                                                            MainStay Shareholder Services LLC, 1997 to present.

                John Flanagan, 53                   Treasurer               Vice President and Treasurer, New York Life
                51 Madison Avenue                   (Principal Financial    Investment Management LLC, 1999 to present;
                New York, NY 10010                  and Accounting          Vice President, New York Life Insurance
                                                    Officer)                Company, 1999 to present; Vice President
                                                                            and Chief Financial Officer, The MainStay
                                                                            Funds, 1999 to present; Director, Vice
                                                                            President and Chief Financial Officer,
                                                                            MainStay Management LLC, 1999 to present;
                                                                            Director, Vice President and Chief
                                                                            Financial Officer, MainStay Shareholder
                                                                            Services LLC, 1999 to present; Senior Vice
                                                                            President and Chief Financial Officer,
                                                                            NYLIFE Distributors, Inc., 1999 to present;
                                                                            Treasurer, Strong Funds and Senior Vice
                                                                            President, Strong Capital Management, Inc.,
                                                                            1997 to 1998; Partner, predecessor to
                                                                            PricewaterhouseCoopers LLP, 1994 to 1997.


* Messrs. Boyle and Roussin are Directors who are "interested persons" of the Company as that term is defined in the 1940 Act.

         As indicated in the above table, certain Directors and Officers also hold positions with the Manager, MacKay Shields, New York Life Insurance Company ("New York Life"), NYLIFE Securities, Inc. ("NYLIFE Securities") and/or the Distributor.

         The majority of the Directors on the Board of Directors are not "interested persons" (as defined in the 1940 Act) of the Company or the Distributor (the "Independent Directors"). The Independent Directors of the Company receive from the Company an annual retainer of $24,000 and a fee of $1,000 for each Board of Directors meeting and for each Board committee meeting attended and are reimbursed for all out-of-pocket expenses related to attendance at such meetings. Directors who are affiliated with New York Life do not receive compensation from the Company.

         For the fiscal period ended October 31, 1999, the Directors received the following compensation from the Company and from certain other investment companies (as indicated) that have the same investment advisers as the Company or an investment adviser that is an affiliated person of one of the Company's investment advisers:

                                                                                         TOTAL COMPENSATION
                                                                                         FROM REGISTRANT AND
                                                   AGGREGATE COMPENSATION                FUND COMPLEX PAID
                 NAME AND POSITION                 FROM COMPANY                          DIRECTORS
                -----------------                 ---------------------------            -------------------
                 Lawrence Glacken                         $  24,000                          $  24,000
                 Director

                 Robert P. Mulhearn                       $  23,000                          $  23,000
                 Director

                 Susan B. Kerley                          $  23,000                          $  23,000
                 Director

         As of January 31, 2000, the Directors and Officers of the Company as a group owned less than 1% of the outstanding shares of any Class of each of the Funds.


                 THE MANAGER, THE SUBADVISOR AND THE DISTRIBUTOR

MANAGEMENT AGREEMENT

         Pursuant to the Management Agreement for all of the MainStay Institutional Funds dated November 21, 1997, as amended ________, 2000 to include the Core Bond Plus Fund, Mid Cap Core Fund and Tax Free Bond Fund, the Manager, subject to the supervision of the Directors of the Company and in conformity with the stated policies of the MainStay Institutional Funds, including the Funds, administers the funds' business affairs and investment advisory responsibilities. The Manager is a direct subsidiary of New York Life.

         The Directors, including the Independent Directors, approved the Management Agreement with respect to the MainStay Funds at an in-person meeting held on September 9, 1997 and for the Core Bond Plus Fund, Mid Cap Core Fund and Tax Free Bond Fund on __________, 2000. On November 17, 1997, the shareholders of the MainStay Funds approved the Management Agreement for each of the funds except the Core Bond Plus Fund, the Mid Cap Core Fund, and the Tax Free Bond Fund. The shareholders of the Core Bond Plus Fund, Mid Cap Core Fund and Tax Free Bond Fund approved the Management Agreement on __________, 2000. The Management Agreement for the Core Bond Plus Fund, Mid Cap Core Fund and Tax Free Bond Fund will remain in effect for two years following its effective date, and will continue in effect thereafter only if such continuance is specifically approved at least annually by the Directors or by a vote of a majority of the outstanding voting securities of each of the Funds (as defined in the 1940 Act and the rules thereunder) and, in either case by a majority of the Directors who are not "interested persons" of the Company or the Manager (as the term is defined in the 1940 Act). The Directors, including the Independent Directors, approved an amendment to the Management Agreement at an in-person meeting held on September 7, 1999 to reflect the conversion of MainStay Management from a corporation to a limited liability company under the laws of the State of Delaware.

         The Manager has authorized any of its directors, officers and employees who have been elected or appointed as Directors of the Company to serve in the capacities in which they have been elected or appointed.

         The Management Agreement provides that the Manager shall not be liable to a Fund for any error or judgment by the Manager or for any loss sustained by a Fund except in the case of the Manager's willful misfeasance, bad faith, gross negligence or reckless disregard of duty. The Management Agreement also provides that it shall terminate automatically if assigned and that it may be terminated without penalty by either party upon no more than 60 days' nor less than 30 days' written notice.

         In connection with its administration of the business affairs of each of the Funds, and except as indicated in the Prospectus under the heading "Know With Whom You're Investing," the Manager bears the following expenses:

         (a) the salaries and expenses of all personnel of the Company and the Manager, except the fees and expenses of the Directors not affiliated with the Manager or the Subadvisor;

         (b) the fees to be paid to the Subadvisor pursuant to the Sub-Advisory Agreements; and

         (c) all expenses incurred by the Manager in connection with administering the ordinary course of the Funds' business, other than those assumed by the Company.

         For its services, each Fund pays the Manager a monthly fee. (See the Prospectus, "Know With Whom You're Investing".)

         As long as expense limitations continue, they may lower the Funds' expenses and increase their respective yields. The voluntary expense limitations of the other Funds may be terminated or revised at any time, at which time the Funds' expenses may increase and their respective yields may be reduced, depending on the total assets of each of the Funds.

SUB-ADVISORY AGREEMENTS

         Pursuant to the Sub-Advisory Agreements between the Manager and the Subadvisor, and subject to the supervision of the Directors of the Company and the Manager in conformity with the stated policies of the Core Bond Plus Fund, the Tax Free Bond Fund and the Company, the Subadvisor manages the Funds' portfolios, including the purchase, retention, disposition and loan of securities. As compensation for service, the Manager, not the Funds, pays the Funds' Subadvisor a monthly fee calculated on the basis of each Fund's average daily net assets at the following annual rates:

                                                         PERCENTAGE OF AVERAGE
                    FUND                                 DAILY NET ASSETS
             --------------------                        ---------------------
             Core Bond Plus Fund                                  .30%
             Tax Free Bond Fund                                   .25%

         The Directors, including the Independent Directors, approved the Sub-Advisory Agreements at an in person meeting held [_______________, 2000]. On [_______________, 2000], the shareholders of the Core Bond Plus Fund and the Tax Free Bond Fund approved the Sub-Advisory Agreements with MacKay Shields. The Sub-Advisory Agreements will remain in effect for two years following their effective date, and will continue in effect thereafter only if such continuance is specifically approved at least annually by the Directors or by a vote of a majority of the outstanding voting securities of each of the Funds (as defined in the 1940 Act and the rules thereunder) and, in either case by a majority of the Directors who are not "interested persons" of the Company, the Manager, or the Subadvisor (as the term is defined in the 1940 Act).

         The Subadvisor has authorized any of its directors, officers and employees who have been elected or appointed as Directors or officers of the Company to serve in the capacities in which they have been elected or appointed. In connection with the services it renders, the Subadvisor bears the salaries and expenses of all of its personnel.

         The Sub-Advisory Agreements provide that the Subadvisor shall not be liable to a Fund for any error of judgment by the Subadvisor or for any loss sustained by a Fund except in the case of the Subadvisor's willful misfeasance, bad faith, gross negligence or reckless disregard of duty. The Sub-Advisory Agreements also provide that it shall terminate automatically if assigned and that it may be terminated without penalty by either party upon no more than 60 days nor less than 30 days' written notice.

         Because the Funds have not yet commenced operations, no fees were payable under the Management Agreement or Sub-Advisory Agreements.

DISTRIBUTION AGREEMENT

         NYLIFE Distributors, Inc., a corporation organized under the laws of Delaware, serves as the Company's distributor and principal underwriter (the "Distributor") pursuant to a Distribution Agreement, dated January 1, 1994. Prior to that time, NYLIFE Securities, an affiliated company, had acted as principal underwriter. NYLIFE Securities sells shares of the Funds pursuant to a dealer agreement with the Distributor. The Distributor is not obligated to sell any specific amount of the Company's shares, and receives no compensation from the Company pursuant to the Distribution Agreement. The Distributor is a wholly owned subsidiary of NYLIFE LLC and an indirect wholly owned subsidiary of New York Life.

         The Company anticipates making a continuous offering of its shares, although it reserves the right to suspend or terminate such offering at any time. The Distribution Agreement was most recently approved by the Board of Directors, including the Independent Directors who do not have any direct or indirect financial interest in the operation of the distribution plan or in any related agreement, at a meeting held on March 2, 1999 for the MainStay Funds, and on __________, 2000 for the Core Bond Plus Fund, Mid Cap Core Fund and Tax Free Bond Fund.

         The Distribution Agreement is subject to annual approval by the Board of Directors. The Distribution Agreement is terminable with respect to a Fund at any time, without payment of a penalty, by vote of a majority of the Company's Directors who are not "interested persons" (as defined in the 1940 Act) of the Company, upon 60 days' written notice to the Distributor, by vote of a majority of the outstanding voting securities of that Fund, upon 60 days' written notice to the Distributor, or by the Distributor, upon 60 days' written notice to the Company. The Distribution Agreement will terminate in the event of its assignment.

                         SHAREHOLDER INVESTMENT ACCOUNT

         A Shareholder Investment Account is established for each investor in the Funds, under which a record of the shares of each Fund held is maintained by MainStay Shareholder Services LLC ("MSS"). If a share certificate is desired, it must be requested in writing for each transaction. There is no charge to the investor for issuance of a certificate. Whenever a transaction takes place in a Fund, the shareholder will be mailed a confirmation showing the transaction. Shareholders will be sent a quarterly statement showing the status of the Account. In addition, shareholders will be sent a monthly statement for each month in which a transaction occurs.

                            SHAREHOLDER TRANSACTIONS

         MSS may accept written requests from at least one of the owners of a Shareholder Investment Account for the following account transactions and/or maintenance's:

         - dividend and capital gain changes (including moving dividends between account registrations);

         -        address changes;

         - certain Systematic Investment Plan and Systematic Withdrawal Plan changes (including increasing or decreasing amounts and plan termination);

         -        exchange requests between identical registrations; and

         -        redemptions less than $100,000 to the record address only.

                PURCHASES, REDEMPTIONS, EXCHANGES AND REPURCHASE

         Purchases and redemptions are discussed in the Prospectus under the heading "Shareholder Guide," and that information is incorporated herein by reference.

HOW TO PURCHASE SHARES OF THE FUNDS

GENERAL INFORMATION

BY MAIL

         Initial purchases of shares of the Funds should be made by mailing the completed application form to the [Fund or the Distributor]. Shares of any Fund may be purchased at the NAV per share next determined after receipt in good order of the purchase order by that Fund plus any applicable sales charge.

BY WIRE

         For both initial and subsequent investments, federal funds should be wired to:

         State Street Bank and Company Company

         225 Franklin Street

         Boston, Massachusetts 02110

         ABA No.: 011 0000 28 Attn.: Custody and Shareholder Services

         For Credit: MainStay ________________ Fund-Class______

         Shareholder Account No.____________________________

         Shareholder Registration ____________________________

         DDA Account Number 99029415

         An application must be received by MSS within three business days.

         The investor's bank may charge the investor a fee for the wire. To make a purchase effective the same day, the Registered Representative must call MSS by 12:00 noon Eastern time, and federal funds must be received by the MSS before 4:00 PM Eastern time.

         Wiring money to the Company will reduce the time a shareholder must wait before redeeming or exchanging shares, because when a shareholder purchases by check or by ACH payment, the Company may withhold payment for up to 10 days from the date the check is received.

ADDITIONAL INVESTMENTS

         Additional investments in a Fund may be made at any time by mailing a check payable to The MainStay Funds, P.O. Box 8401, Boston, Massachusetts 02266-8401. The shareholder's account number and the name of the Fund and class of shares must be included with each investment. Purchases will be effected at the NAV per share plus any applicable sales charge as described above.

         The Company's officers may waive the initial and subsequent investment minimums for certain purchases when they deem it appropriate, including, but not limited to, purchases through certain qualified retirement plans; purchases by the Directors; New York Life and its subsidiaries and their employees, officers, directors or agents; through financial services firms that have entered into an agreement with the Funds or New York Life Distributors; New York Life employee and agent investment plans; investments resulting from distributions by other New York Life products and NYLIFE Distributors, Inc. products; and purchases by certain individual participants.

SYSTEMATIC INVESTMENT PLANS

         Investors whose bank is a member of the Automated Clearing House ("ACH") may purchase shares of a Fund through AutoInvest. AutoInvest facilitates investments by using electronic debits, authorized by the shareholder, to a checking or savings account, for share purchases. When the authorization is accepted (usually within two weeks of receipt) a shareholder may purchase shares by calling MSS, toll free at 1-800-MAINSTAY (between 8:00 AM and 4:00 PM, Eastern time). The investment will be effected at the NAV per share next determined after receipt in good order of the order, and normally will be credited to the shareholder's Fund account within two business days thereafter. Shareholders whose bank is an ACH member also may use AutoInvest to automatically purchase shares of a Fund on a scheduled basis by electronic debit for an account designated by the shareholder on an application form. The initial investment must be in accordance with the investment amounts previously mentioned. Subsequent minimum investments are $50 monthly, $100 quarterly, $250 semiannually, or $500 annually. The investment day may be any day from the first through the twenty-eighth of the respective month. Redemption proceeds from Fund shares purchased by AutoInvest may not be paid until 10 days or more after the purchase date. Fund shares may not be redeemed by AutoInvest.

OTHER INFORMATION

         Investors may, subject to the approval of the Company, the Distributor, the Manager and the Subadvisor to the particular Fund, purchase shares of a Fund with liquid securities that are eligible for purchase by that Fund and that have a value that is readily ascertainable. These transactions will be effected only if the Manager or the Subadvisor intends to retain the security in the Fund as an investment. The Company reserves the right to amend or terminate this practice at any time. An investor must call MAINSTAY at 1-800-MAINSTAY before sending any securities.

         An investor in certain qualified retirement plans may open an account with a minimum investment of a lesser amount when permitted under such qualified retirement plan. The Company and the Distributor reserve the right to redeem shares of any shareholder who has failed to provide the Company with a certified Taxpayer I.D. number or such other tax-related certifications as the Company may require. A notice of redemption, sent by first class mail to the shareholder's address of record, will fix a date not less than 30 days after the mailing date, and shares will be redeemed at the NAV determined as of the close of business on that date unless a certified Taxpayer I.D. number (or such other information as the Company has requested) has been provided.

REDEMPTIONS AND EXCHANGES

         Shares may be redeemed directly from a Fund or through your Registered Representative. Shares redeemed will be valued at the NAV per share next determined after MSS receives the redemption request in "good order." "Good order" with respect to a redemption request generally means that for certificated shares, a stock power or certificate must be endorsed, and for uncertificated shares a letter must be signed by the record owner(s) exactly as the shares are registered, and the signature(s) must be guaranteed by an eligible guarantor institution. In cases where redemption is requested by a corporation, partnership, Company, fiduciary or any other person other than the record owner, written evidence of authority acceptable to MSS must be submitted before the redemption request will be accepted. The requirement for a signed letter may be waived on a redemption of $100,000 or less which is payable to the shareholder(s) of record and mailed to the address of record, or under such other circumstances as the Company may allow. Send your written request to The MainStay Funds, P.O. Box 8401, Boston, MA 02266-8401.

         Upon the redemption of shares the redeeming Fund will make payment in cash, except as described below, of the net asset value of the shares next determined after such redemption request was received, less any applicable contingent deferred sales charge.

         In times when the volume of telephone redemptions and exchanges is heavy, additional phone lines will be added by MSS. However, in times of very large economic or market changes, redemptions and exchanges may be difficult to implement by the telephone. When calling MSS to make a telephone redemption or exchange, shareholders should have available their account number and Social Security or Taxpayer I.D. numbers.

         The value of the shares redeemed from a Fund may be more or less than the shareholder's cost, depending on portfolio performance during the period the shareholder owned the shares.

SYSTEMATIC WITHDRAWAL PLAN

         MSS acts as agent for the shareholder in redeeming sufficient full and fractional shares to provide the amount of the systematic withdrawal

DISTRIBUTIONS IN KIND

         The Company has agreed to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder. The Company reserves the right to pay other redemptions, either total or partial, by a distribution in kind of securities (instead of cash) from the applicable Fund's portfolio. The securities distributed in such a distribution would be valued at the same value as that assigned to them in calculating the NAV of the shares being redeemed. If a shareholder receives a distribution in kind, he or she should expect to incur transaction costs when he or she converts the securities to cash.

SUSPENSION OF REDEMPTIONS

         The Company may suspend the right of redemption of shares of any Fund and may postpone payment for any period: (i) during which the New York Stock Exchange is closed other than customary weekend and holiday closings or during which trading on the New York Stock Exchange is restricted; (ii) when the SEC determines that a state of emergency exists which may make payment or transfer not reasonably practicable; (iii) as the SEC may by order permit for the protection of the security holders of the Company; or (iv) at any other time when the Company may, under applicable laws and regulations, suspend payment on the redemption or repurchase of its shares.

                          TAX-DEFERRED RETIREMENT PLANS

CASH OR DEFERRED PROFIT SHARING PLANS UNDER SECTION 401(k) FOR CORPORATIONS AND SELF-EMPLOYED INDIVIDUALS

         Shares of a Fund, except the Tax Free Bond Fund, may also be purchased as an investment under a specimen cash or deferred profit sharing plan intended to qualify under Section 401(k) of the Code (a "401(k) Plan") adopted by a corporation, a self-employed individual (including sole proprietors and partnerships), or other organization. All Funds, except the Tax Free Bond Fund, may be used as funding vehicles for qualified retirement plans including 401(k) plans, which may be administered by third-party administrator organizations. NYLIFE Distributors does not sponsor or administer such qualified plans at this time.

INDIVIDUAL RETIREMENT ACCOUNT ("IRA")

         Shares of a Fund, except the Tax Free Bond Fund, may also be purchased as an underlying investment for an IRA made available by NYLIFE Distributors. Three types of IRAs are available -- a traditional IRA, the Roth IRA and the Education IRA.

         An individual may contribute as much as $2,000 of his or her earned income to a traditional IRA. A married individual filing a joint return may also contribute to a traditional IRA for a nonworking spouse. The maximum deduction allowed for a contribution to a spousal IRA is the lesser of (i) $2,000 or (ii) the sum of (a) the compensation includible in the working spouse's gross income plus (b) any compensation includible in the gross income of the nonworking spouse, reduced by the amount of the deduction taken by the working spouse. The maximum deduction for an IRA contribution by a married couple is $4,000.

         An individual who has not attained age 70-1/2 may make a contribution to a traditional IRA which is deductible for federal income tax purposes. For the 1999 tax year, a contribution is deductible only if the individual (and his or her spouse, if applicable) has an adjusted gross income below a certain level ($51,000 for married individuals filing a joint return, with a phase-out of the deduction for adjusted gross income between $51,000 and $61,000; $31,000 for a single individual, with a phase-out for adjusted gross income between $31,000 and $41,000). These phase-out limits will gradually increase, eventually reaching $50,000 - $60,000 for single filers in 2005 and thereafter (and reaching $80,000 - $100,000 if married filing jointly in 2007 and thereafter). In addition, a married individual may make a deductible IRA contribution even though the individual's spouse is an active participant in a qualified employer's retirement plan, subject to a phase-out for adjusted gross income between $150,000 - $160,000 ($0-$10,000 for non-participant spouses filing a separate return). However, an individual not permitted to make a deductible contribution to an IRA may nonetheless make nondeductible contributions up to the maximum contribution limit for that year. The deductibility of IRA contributions under state law varies from state to state.

         Distributions from IRAs (to the extent they are not treated as a tax-free return of nondeductible contributions) are taxable under federal income tax laws as ordinary income. There are special rules for determining how withdrawals are to be taxed if an IRA contains both deductible and nondeductible amounts. In general, all traditional IRAs are aggregated and treated as one IRA, all withdrawals are treated as one withdrawal, and then a proportionate amount of the withdrawal will be deemed to be made from nondeductible contributions; amounts treated as a return of nondeductible contributions will not be taxable. Certain early withdrawals are subject to an additional penalty tax. However, there are exceptions for certain withdrawals, including: withdrawals up to a total of $10,000 for qualified first-time homebuyer expenses or withdrawals used to pay "qualified higher education expenses" of the taxpayer or his or her spouse, child or grandchild. There are also special rules governing when IRA distributions must begin and the minimum amount of such distributions; failure to comply with these rules can result in the imposition of an excise tax.

         Roth IRAs. Roth IRAs are a form of individual retirement account which feature nondeductible contributions that may be made even after the individual attains the age of 70-1/2. In certain cases, distributions from a Roth IRA may be tax free. The Roth IRA, like the traditional IRA, is subject to a $2,000 ($4,000 for a married couple) contribution limit (taking into account both Roth IRA and traditional IRA contributions). The maximum contribution that can be made is phased-out for taxpayers with adjusted gross income between $95,000 and $110,000 ($150,000 - $160,000 if married filing jointly). If the Roth IRA has been in effect for five years, and distributions are (1) made on or after the individual attains the age of 59-1/2; (2) made after the individual's death; (3) attributable to disability; or (4) used for "qualified first-time home buyer expenses," they are not taxable. If these requirements are not met, distributions are treated first as a return of contributions and then as taxable earnings. Taxable distributions may be subject to the same excise tax described above with respect to traditional IRAs. All Roth IRAs, like traditional IRAs, are treated as one IRA for this purpose. Unlike the traditional IRA, Roth IRAs are not subject to minimum distribution requirements during the account owner's lifetime. However, the amount in a Roth IRA is subject to required distribution rules after the death of the account owner.

         Education IRAs. A taxpayer may make non-deductible contributions of up to $500 per year per beneficiary to an Education IRA. Contributions cannot be made after the beneficiary becomes 18 years old. The maximum contribution is phased out for taxpayers with adjusted gross income between $95,000 and $110,000 ($150,000 - $160,000 if married filing jointly). Earnings are tax-deferred until a distribution is made. If a distribution does not exceed the beneficiary's "qualified higher education expenses" for the year, no part of the distribution is taxable. If part of a distribution is taxable, a penalty tax will generally apply as well. Any balance remaining in an Education IRA when the beneficiary becomes 30 years old must be distributed and any earnings will be taxable and subject to a penalty tax upon distribution.

         All income and capital gains deriving from IRA investments in the Fund are reinvested and compounded tax-deferred until distributed from the IRA. The combination of annual contributions to a traditional IRA, which may be deductible, and tax-deferred compounding can lead to substantial retirement savings. Similarly, the combination of tax free distributions from a Roth IRA or Education IRA combined with tax-deferred compounded earnings on IRA investments can lead to substantial retirement and/or education savings.

403(b)(7) TAX SHELTERED ACCOUNT

         Shares of a Fund, except Tax Free Bond Fund, may also be purchased as the underlying investment for tax sheltered custodial accounts (403(b)(7) TSA plans) made available by NYLIFE Distributors. In general, employees of tax-exempt organizations described in Section 501(c)(3) of the Code (such as hospitals, churches, religious, scientific, or literary organizations and educational institutions) or a public school system are eligible to participate in a 403(b)(7) TSA plan.

GENERAL INFORMATION

         Shares of a Fund, except the Tax Free Bond Fund, may also be a permitted investment under profit sharing, pension, and other retirement plans, IRAs, and tax-deferred annuities other than those offered by the Fund depending on the provisions of the relevant plan. Third-party administrative services, available for some corporate plans, may limit or delay the processing of transactions.

         The custodial agreements and forms provided by the Funds' Custodian and Transfer Agent designate New York Life Company Company as custodian for IRAs and 403(b)(7) TSA plans (unless another Companyee or custodian is designated by the individual or group establishing the plan) and contain specific information about the plans. Each plan provides that dividends and distributions will be reinvested automatically. For further details with respect to any plan, including fees charged by New York Life Company Company, tax consequences and redemption information, see the specific documents for that plan.

         The federal tax laws applicable to retirement plans, IRAs and 403(b)(7) TSA plans are extremely complex and change from time to time. Therefore, an investor should consult with his or her own professional tax adviser before establishing any of the tax-deferred retirement plans described above.

ADDITIONAL REDEMPTION INFORMATION

         Certain of the Funds have entered into a committed line of credit with The Bank of New York, as agent, and various other lenders, from whom a Fund may borrow up to 5% of its net assets in order to honor redemptions. The credit facility is expected to be utilized in periods when the Funds experience unusually large redemption requests.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

         Purchases and sales of securities on a securities exchange are effected by brokers, and the Funds pay a brokerage commission for this service. In transactions on stock exchanges in the United States, these commissions are negotiated, whereas on many foreign stock exchanges these commissions are fixed. In the over-the-counter markets, securities (i.e., municipal bonds and other debt securities) are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. Transactions in certain over-the-counter securities also may be effected on an agency basis when the total price paid (including commission) is equal to or better than the best total prices available from other sources. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.

         In effecting purchases and sales of portfolio securities for the account of a Fund, the Fund's Subadvisor will seek the best execution of the Fund's orders. The Subadvisor attempts to achieve this result by selecting broker-dealers to execute portfolio transactions on behalf of the Fund and its other clients on the basis of the broker-dealers' professional capability, the value and quality of their brokerage services and the level of their brokerage commissions. Consistent with the foregoing primary considerations, the Conduct Rules of the NASD and such other policies as the Directors may determine, the Subadvisor may consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute the Funds' portfolio transactions.

         NYLIFE Securities (the "Affiliated Broker") may act as broker for the Funds. In order for the Affiliated Broker to effect any portfolio transactions for the Funds on an exchange, the commissions, fees or other remuneration received by the Affiliated Broker must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow the Affiliated Broker to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arms-length transaction.

The Funds will not deal with the Affiliated Broker in any portfolio transaction in which the Affiliated Broker acts as principal.

         Under the Sub-Advisory Agreements and as permitted by Section 28(e) of the Securities Exchange Act of 1934, the Subadvisor may cause a Fund to pay a broker-dealer (except the Affiliated Broker) which provides brokerage and research services to the Subadvisor an amount of commission for effecting a securities transaction for a Fund in excess of the amount other broker-dealers would have charged for the transaction if the Subadvisor determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either a particular transaction or the Subadvisor's overall responsibilities to the Company or to its other clients. The term "brokerage and research services" includes advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or of purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto such as clearance and settlement.

         Although commissions paid on every transaction will, in the judgment of the Subadvisor, be reasonable in relation to the value of the brokerage services provided, commissions exceeding those which another broker might charge may be paid to broker-dealers (except the Affiliated Broker) who were selected to execute transactions on behalf of the Company and the Subadvisor's other clients in part for providing advice as to the availability of securities or of purchasers or sellers of securities and services in effecting securities transactions and performing functions incidental thereto such as clearance and settlement.

         Broker-dealers may be willing to furnish statistical research and other factual information or services ("Research") to the Subadvisor for no consideration other than brokerage or underwriting commissions. Securities may be bought or sold through such broker-dealers, but at present, unless otherwise directed by the Trust, a commission higher than one charged elsewhere will not be paid to such a firm solely because it provided Research to a Subadvisor. Research provided by brokers is used for the benefit of all of the Subadvisor's clients and not solely or necessarily for the benefit of the Company. The Subadvisor's investment management personnel attempt to evaluate the quality of Research provided by brokers. Results of this effort are sometimes used by the Subadvisor as a consideration in the selection of brokers to execute portfolio transactions.

         In certain instances there may be securities which are suitable for a fund's portfolio as well as for that of another Fund or one or more of the other clients of the Subadvisor. Investment decisions for a Fund and for the Subadvisor's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security in a particular transaction as far as a Fund is concerned. The Company believes that over time its ability to participate in volume transactions will produce better executions for the Funds.

         The Sub-Advisory fee that the Manager pays on behalf of each Fund to the Subadvisor will not be reduced as a consequence of the Subadvisor's receipt of brokerage and research services. To the extent a Fund's portfolio transactions are used to obtain such services, the brokerage commissions paid by the Fund will exceed those that might otherwise be paid, by an amount which cannot be presently determined. Such services would be useful and of value to the Subadvisor in serving both the Funds and other clients and, conversely, such services obtained by the placement of brokerage business of other clients would be useful to the Subadvisor in carrying out its obligations to the Funds.

         Because they have not commenced operations, the Funds have not paid any brokerage commissions.

         A Fund's portfolio turnover rate is calculated by dividing the lesser of sales or purchases of portfolio securities by the average monthly value of the Fund's portfolio securities. For purposes of this calculation, portfolio securities will exclude purchases and sales of debt securities having a maturity at the date of purchase of one year or less.

         The turnover rate for a Fund will vary from year-to-year and depending on market conditions, turnover could be greater in periods of unusual market movement and volatility. A higher turnover rate generally would result in greater brokerage commissions or other transaction expenses which must be borne, directly or indirectly, by the Fund and, ultimately, by the Fund's shareholders, High portfolio turnover may result in increased brokerage commissions and in the realization of a substantial increase in net short-term gains by the Fund which, when distributed to non tax-exempt shareholders, will be treated as dividends (ordinary income).

                                NET ASSET VALUE

         The Company determines the net asset value per share of each class of the Core Bond Plus Fund, Mid Cap Core Fund and Tax Free Bond Fund on each day the New York Stock Exchange is open for trading. Net asset value per share is calculated as of the close of the first session of the New York Stock Exchange (currently 4:00 p.m., New York City time) for each class of shares of each Fund, by dividing the current market value of the total assets attributable to a class, less liabilities attributable to that class, by the total number of outstanding shares of that class. For the Capital Appreciate Fund, the value of the Wrapper Agreement is also included in the calculation of NAV.

         Portfolio securities of the Funds are valued (a) by appraising common and preferred stocks which are traded on the New York Stock Exchange at the last sale price of the first session on that day or, if no sale occurs, at the mean between the closing bid price and asked price; (b) by appraising other common and preferred stocks as nearly as possible in the manner described in clause (a) if traded on any other exchange, including the National Association of Securities Dealers National Market System and foreign securities exchanges; (c) by appraising over-the-counter common and preferred stocks quoted on the National Association of Securities Dealers NASDAQ system (but not listed on the National Market System) at the closing bid price supplied through such system;
(d) by appraising over-the-counter common and preferred stocks not quoted on the NASDAQ system and securities listed or traded on certain foreign exchanges whose operations are similar to the U.S. over-the-counter market at prices supplied by a pricing agent selected by a Fund's Subadvisor if the prices are deemed by the Subadvisor to be representative of market values at the close of the first session of the New York Stock Exchange; (e) by appraising debt securities at prices supplied by a pricing agent or, determined using pricing procedures approved by the Board of Directors, which prices reflect broker-dealer-supplied valuations or electronic data processing techniques and/or matrix pricing if those prices are deemed by a Fund's Subadvisor to be representative of market values at the close of the first session of the New York Stock Exchange; (f) by appraising exchange-traded options and futures contracts at the last posted settlement price on the market where any such option or futures contract is principally traded, and (g) by appraising all other securities and other assets, including over-the-counter common and preferred stocks not quoted on the NASDAQ system, securities [not] listed or traded on foreign exchanges whose operations are similar to the U.S. over-the-counter market and debt securities for which prices are supplied by a pricing agent but are not deemed by a Fund's Subadvisor to be representative of market values, but excluding money market instruments with a remaining maturity of 60 days or less and including restricted securities and securities for which no market quotation is available, at fair value in accordance with procedures approved by and determined in good faith by the Directors, although the actual calculations may be done by others. Forward foreign currency exchange contracts held by the funds are valued at their respective fair market values determined on the basis of the mean between the last current bid and asked prices based on dealer or exchange quotations.

         Portfolio securities traded on more than one U.S. national securities exchange or foreign securities exchange are valued at the last sale price on the business day as of which such value is being determined on the close of the exchange representing the principal market for such securities. The value of all assets and liabilities expressed in foreign currencies will be converted into U.S. dollar values, using the W.M. Company exchange rates that have been adopted as the standard for exchange rate valuations by major indices. If such quotations are not available, the rate of exchange will be determined in accordance with policies established by the Directors. For financial accounting purposes, the Company recognizes dividend income and other distributions on the ex-dividend date, except certain dividends from foreign securities are recognized as soon as the Company is informed on or after the ex-dividend date.

         Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the New York Stock Exchange is open for trading). In addition, European or Far Eastern securities trading in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days which are not business days in New York and on which the Funds' net asset values are not calculated. Such calculation of net asset value does not take place contemporaneously with the determination of the prices of the portfolio securities used in such calculation.

         Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the New York Stock Exchange generally will not be reflected in the Fund's calculation of net asset values. However, a Subadvisor, in consultation with the Manager, may, in its judgment, determine that an adjustment to a Fund's net asset value should be made because intervening events have caused the Fund's net asset value to be materially inaccurate.

         The proceeds received by each Fund for each issue or sale of its shares, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to such Fund and constitute the underlying assets of that Fund. The underlying assets of each Fund will be segregated on the books of account, and will be charged with the liabilities in respect to such Fund and with a share of the general liabilities of the Company. Expenses with respect to any two or more Funds will be allocated in proportion to the net asset values of the respective funds except where allocation of direct expenses can otherwise be fairly made in the judgment of the Manager.

                                 TAX INFORMATION

TAXATION OF THE FUNDS

The following summarizes certain federal income tax considerations generally affecting the Funds and their shareholders. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussion here is not intended as a substitute for careful tax planning. The discussion is based upon provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, and disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

Each Fund intends to be treated as a regulated investment company ("RIC") under Subchapter M of the Code. To qualify as a regulated investment company, each Fund must, among other things: (i) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies ("Qualifying Income Test"); (ii) diversify its holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of the Fund's assets is represented by cash, cash items, U.S. Government securities, the securities of other regulated investment companies, and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities on any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), or of two or more issuers which the Fund controls (as that term is defined in the relevant provisions of the Code) and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses; and (iii) distribute at least 90% of the sum of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of any net long-term capital losses) and its net tax-exempt interest each taxable year. The Treasury Department is authorized to promulgate regulations under which foreign currency gains would constitute qualifying income for purposes of the Qualifying Income Test only if such gains are directly related to investing in securities (or options and futures with respect to securities). To date, no such regulations have been issued.

Certain requirements relating to the qualification of a Fund as a regulated investment company may limit the extent to which a Fund will be able to engage in certain investment practices, including transactions in futures contracts and other types of derivative securities transactions. In addition, if a Fund were unable to dispose of portfolio securities due to settlement problems relating to foreign investments or due to the holding of illiquid securities, the Fund's ability to qualify as a regulated investment company might be affected.

A Fund qualifying as a regulated investment company generally will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (any net long-term capital gains in excess of the net short-term capital losses), if any, that it distributes to shareholders. Each Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and any net capital gains. In determining the amounts of capital gains to be distributed, any capital loss carryovers from prior years will generally be applied against capital gains.

Generally, regulated investment companies, like the Funds, must distribute amounts on a timely basis in accordance with a calendar year distribution requirement in order to avoid a nondeductible 4% excise tax. Generally, to avoid the tax, a regulated investment company must distribute during each calendar year, (i) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (ii) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the 12-month period ending on October 31 of the calendar year, and (iii) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, each Fund currently intends to make its distributions in accordance with the calendar year distribution requirement. A distribution is treated as paid on December 31 of the calendar year if it is declared by a Fund in October, November or December of that year to shareholders of record on a date in such a month and paid by the Fund during January of the following calendar year. Such distributions are taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

A Fund's investments, if any, in REMIC residual interests or in Passive Foreign Investment Companies, as explained below, may cause the Fund to become liable for certain taxes. Investors that are tax-exempt organizations should carefully consider whether distributions of a Fund's earnings will be subject to tax in their hands.

CHARACTER OF DISTRIBUTIONS TO SHAREHOLDERS -- GENERAL

Assuming a Fund qualifies as a RIC, distributions of taxable net investment income and net short-term capital gains in excess of net long-term capital losses will be treated as ordinary income in the hands of shareholders, whether received in cash or reinvested in Fund shares.

         If a Fund's investment income is derived exclusively from sources (such as interest) other than dividends, no portion of such distributions will be eligible for the dividends-received deduction available to corporations. If a portion of a Fund's net investment income is derived from dividends from domestic corporations, then a portion of such distributions may be eligible for the corporate dividends-received deduction. The dividends-received deduction is reduced to the extent shares of a Fund are treated as debt-financed under the Code and is generally eliminated unless such shares are deemed to have been held for more than 45 days. The 45-day holding period must occur during the 90-day period beginning 45 days before the date on which the shares become ex-dividend. In the case of dividends on certain preferred stock, the holding period requirement is 90 days during a 180-day period. In addition, the entire dividend (including the deducted portion) is includable in the corporate shareholder's alternative minimum taxable income. Finally, if such dividends are large enough to constitute "extraordinary dividends" under Section 1059 of the Code and the applicable holding period requirements are not met, the shareholder's basis in its shares could be reduced by all or a portion of the amount of the dividends that qualifies for the dividends-received deduction. A portion of the dividends paid by the Mid Cap Core Fund may qualify for the dividends-received deduction available to corporations. The dividends paid by the other Funds are not expected to so qualify. The alternative minimum tax and environmental tax applicable to corporations may reduce the value of the dividends-received deduction.

Distributions of a Fund's net capital gains, if any, designated by a Fund as capital gain dividends, will generally be taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held the Fund's shares. Any distributions by a Fund of net capital gains from assets held for one year or less (i.e., short-term capital gains) will be taxed to a shareholder as ordinary income. Capital gain distributions will not be eligible for the dividends-received deduction. All distributions are includable in the gross income of a shareholder whether reinvested in additional shares or received in cash. Shareholders will be notified annually as to the Federal tax status of distributions.

If any net long-term capital gains in excess of net short-term capital losses are retained by a Fund for reinvestment, requiring federal income taxes to be paid thereon by that Fund, the Fund may elect to treat such capital gains as having been distributed to shareholders. As a result, such capital gains would be taxable to the shareholders. Shareholders would be able to claim their proportionate share of the federal income taxes paid by the Fund on such gains as a credit against their own federal income tax liabilities and would be entitled to increase the adjusted tax basis of the relevant Fund shares by the difference between their pro-rata share of such gains and their tax credit.

Distributions by a Fund result in a reduction in the net asset value of a Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution nevertheless would generally be taxable to the shareholder (except to the extent the distribution is an exempt interest dividend as described below) as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of investment. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those investors purchasing shares just prior to a distribution will then receive a partial return of their investment upon such distribution, which may nevertheless be taxable to them.

Distributions of taxable net investment income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Any distributions that are not from a Fund's net investment income or net capital gain may be characterized as a return of capital to shareholders or, in some cases, as capital gain. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of such share on the reinvestment date.

CHARACTER OF DISTRIBUTIONS TO SHAREHOLDERS -- TAX FREE BOND FUND

The Code permits the character of tax-exempt interest distributed by a regulated investment company to "flow through" as tax-exempt interest to its shareholders, provided that 50% or more of the value of its assets at the end of each quarter of its taxable year is invested in state, municipal or other obligations the interest on which is exempt under Section 103(a) of the Code. The Tax Free Bond Fund intends to satisfy the 50% requirement to permit its distributions of tax-exempt interest to be treated as such for regular Federal income tax purposes in the hands of its shareholders. Exempt-interest dividends must be taken into account by individual shareholders in determining whether their total incomes are large enough to result in taxation of up to 85% of their social security benefits and certain railroad retirement benefits. None of the income distributions of the Tax Free Bond Fund will be eligible for the deduction for dividends received by corporations.

Although a significant portion of the distributions by the Tax Free Bond Fund generally is expected to be exempt from federal taxes, the Fund may under certain circumstances invest in obligations the interest from which is fully taxable, or, although exempt from the regular federal income tax, is subject to the alternative minimum tax. Similarly, gains from the sale or exchange of obligations the interest on which is exempt from regular Federal income tax will constitute taxable gain, and a portion may be taxed as ordinary income if the Fund acquired the obligation when it was trading at a market discount. Taxable income or gain may also arise from securities lending transactions, repurchase agreements and options and futures transactions. Accordingly, it is possible that a significant portion of the distributions of the Tax Free Bond Fund will constitute taxable rather than tax-exempt income in the hands of a shareholder. Furthermore, investors should be aware that tax laws may change, and issuers may fail to follow applicable laws, causing a tax-exempt item to become taxable.

In addition, a sale of shares in the Tax Free Bond Fund (including a redemption of such shares and an exchange of shares between two mutual funds) will be a taxable event, and may result in a taxable gain or loss to a shareholder. Shareholders should be aware that redeeming shares of the Fund after tax-exempt interest has been accrued by the Fund but before that income has been declared as a dividend may be disadvantageous. This is because the gain, if any, on the redemption will be taxable, even though such gains may be attributable in part to the accrued tax-exempt interest which, if distributed to the shareholder as a dividend rather than as redemption proceeds, might have qualified as an exempt-interest dividend.

Exempt-interest dividends from the Tax Free Bond Fund; ordinary dividends from the Tax Free Bond Fund, if any; capital gains distributions from the Tax Free Bond Fund and any capital gains realized from the sale or exchange of shares may be subject to state and local taxes. However, the portion of a distribution of the Funds' tax-exempt income that is attributable to state and municipal securities issued within the shareholder's own state may not be subject, at least in some states, to state or local taxes.

Distributions derived from interest on certain private activity bonds which is exempt from regular federal income tax are treated as a tax preference item and may subject individual or corporate shareholders to liability (or increased liability) for the alternative minimum tax. In addition, because a portion of the difference between adjusted current earnings, as defined in the Code, and alternative minimum taxable income is an addition to the alternative minimum tax base, all distributions derived from interest which is exempt from regular federal income tax are included in adjusted current earnings and may subject corporate shareholders to or increase their liability for the alternative minimum tax.

Opinions relating to the validity of municipal securities and the exemption of interest thereon from federal income tax are rendered by bond counsel to the issuers. The Tax Free Bond Fund, the Subadvisor and its affiliates, and the Funds' counsel make no review of proceedings relating to the issuance of state or municipal securities or the bases of such opinions.

Due to the lack of adequate supply of certain types of tax-exempt obligations, and other reasons, various instruments are being marketed which are not "pure" state and local obligations, but which are thought to generate interest excludable from taxable income under Code section 103. While the Tax Free Bond Fund may invest in such instruments, it does not guarantee the tax-exempt status of the income earned thereon or from any other investment. Thus, for example, were the Fund to invest in an instrument thought to give rise to tax-exempt interest but such interest ultimately were determined to be taxable, the Fund might have invested more than 20% of its assets in taxable instruments. In addition, it is possible in such circumstances that the Tax Free Bond Fund will not have met the 50% investment threshold, described above, necessary for it to pay exempt-interest dividends.

DISCOUNT

Certain of the bonds purchased by the Funds, such as zero coupon bonds, may be treated as bonds that were originally issued at a discount. Original issue discount represents interest for federal income tax purposes and can generally be defined as the difference between the price at which a security was issued (or the price at which it was deemed issued for federal income tax purposes) and its stated redemption price at maturity. Original issue discount is treated for federal income tax purposes as income earned by a Fund over the term of the bond, and therefore is subject to the distribution requirements of the Code. The annual amount of income earned on such a bond by a Fund generally is determined on the basis of a constant yield to maturity which takes into account the semiannual compounding of accrued interest.

In addition, some of the bonds may be purchased by a Fund at a discount which exceeds the original issue discount on such bonds, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any bond having market discount generally will be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond (unless a Fund elects to include market discount in income in tax years to which it is attributable). Realized accrued market discount on obligations that pay tax-exempt interest is nonetheless taxable. Generally, market discount accrues on a daily basis for each day the bond is held by a Fund at a constant rate over the time remaining to the bond's maturity.

USERS OF BOND-FINANCED FACILITIES

Section 147(a) of the Code prohibits exemption from taxation of interest on certain governmental obligations to persons who are "substantial users" (or persons related thereto) of facilities financed thereby. No investigation as to the users of the facilities financed by bonds in the portfolio the Tax Free Bond Fund has been or will be made by the Fund. Persons who may be "substantial users" (or "related persons" of substantial users) of facilities financed by private activity bonds should consult their tax advisers before purchasing shares of the Tax Free Bond Fund since the acquisition of shares of the Fund may result in adverse tax consequences to them.

TAXATION OF OPTIONS, FUTURES AND SIMILAR INSTRUMENTS

Many of the options, futures contracts and forward contracts entered into by a Fund will be classified as "Section 1256 contracts." Generally, gains or losses on Section 1256 contracts are considered 60% long-term and 40% short-term capital gains or losses ("60/40"). Also, certain Section 1256 contracts held by a Fund are "marked-to-market" at the times required pursuant to the Code with the result that unrealized gains or losses are treated as though they were realized. The resulting gain or loss generally is treated as 60/40 gain or loss, except for foreign currency gain or loss on such contracts, which generally is ordinary in character.

Distribution of Fund gains from any hedging transactions will be taxable to shareholders. Generally, hedging transactions and certain other transactions in options, futures and forward contracts undertaken by a Fund may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund. In addition, losses realized by a Fund on positions that are part of a straddle may be deferred under the straddle rules rather than being taken into account in the taxable year in which such losses are realized.

Furthermore, certain transactions (including options, futures contracts, notional principal contracts, short sales and short sales against the box) with respect to an "appreciated position" in certain financial instruments may be deemed a constructive sale of the appreciated position, requiring the immediate recognition of gain as if the appreciated position were sold. Because only a few regulations implementing the straddle rules have been promulgated, and regulations relating to constructive sales of appreciated positions have yet to be promulgated, the tax consequences of transactions in options, futures and forward contracts to a Fund are not entirely clear. The hedging transactions in which a Fund engages may increase the amount of short-term capital gain realized by a Fund which is taxed as ordinary income when distributed to shareholders.

A Fund may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may accelerate the recognition of gains or losses from the affected straddle positions.

Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a Fund that did not engage in such hedging transactions. Any gains from such transactions would also be taxable when distributed to the shareholders of the Tax Free Bond Fund.

The diversification requirements applicable to a Fund's status as a regulated investment company may limit the extent to which a Fund will be able to engage in transactions in options, futures contracts or forward contracts, swaps or other similar instruments and transactions.

The tax treatment of swap agreements is not entirely clear in certain respects. Accordingly, while the Funds intend to account for such transactions in a manner they deem to be appropriate, the IRS might challenge such treatment. If such a challenge were successful, status of a Fund as a regulated investment company might be affected. The Funds intend to monitor developments in this area.

PASSIVE FOREIGN INVESTMENT COMPANIES

The Mid Cap Core Fund may invest in shares of foreign corporations which may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. If the Mid Cap Core Fund receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to Shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares. The Fund itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

The Mid Cap Core Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, the Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. Alternatively, the Fund may elect to mark to market its PFIC shares at the end of each taxable year, with the result that unrealized gains are treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of PFIC Shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years.

Because the application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to PFIC shares, as well as subject the Mid Cap Core Fund itself to tax on certain income from PFIC shares, the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a Fund that did not invest in PFIC shares.

FOREIGN CURRENCY GAINS AND LOSSES

Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time a Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on the disposition of debt securities denominated in a foreign currency and on the disposition of certain options, futures, forward and other contracts, gain or loss attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of a Fund's net investment income to be distributed to its shareholders. If
Section 988 losses exceed other investment company taxable income (which includes, among other items, dividends, interest and the excess, if any, of net short-term capital gains over net long-term capital losses) during the taxable year, a Fund would not be able to make any ordinary dividend distributions, and distributions made before the losses were realized would be recharacterized as a return of capital to shareholders or, in some cases, as capital gain, rather than as an ordinary dividend.

DISPOSITIONS OF FUND SHARES

Upon redemption, sale or exchange of shares of a Fund, a shareholder will realize a taxable gain or loss, depending on whether the gross proceeds are more or less than the shareholder's tax basis for the shares. Such gain or loss generally will be a capital gain or loss if the shares of a Fund were capital assets in the hands of the shareholder, and generally will be taxable to shareholders as long-term capital gains if the shares had been held for more than one year. A loss realized by a shareholder on the redemption, sale or exchange of shares of a Fund with respect to which capital gain dividends have been paid will, to the extent of such capital gain dividends, be treated as long-term capital loss if such shares have been held by the shareholder for six months or less at the time of their disposition. Furthermore, a loss realized by a shareholder on the redemption, sale or exchange of shares of a Fund with respect to which exempt-interest dividends have been paid will, to the extent of such exempt-interest dividends, be disallowed if such shares have been held by the shareholder for six months or less at the time of their disposition. A loss realized on a redemption, sale or exchange also will be disallowed to the extent the shares disposed of are replaced (whether through reinvestment of distributions, or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

Shareholders should be aware that redeeming shares of the Tax Free Bond Fund after tax-exempt interest has been accrued by the Fund but before that income has been declared as a dividend may be disadvantageous. This is because the gain, if any, on the redemption will be taxable, even though such gains may be attributable in part to the accrued tax-exempt interest which, if distributed to the shareholder as a dividend rather than as redemption proceeds, might have qualified as an exempt-interest dividend.

Under certain circumstances, the sales charge incurred in acquiring shares of a Fund may not be taken into account in determining the gain or loss on the disposition of those shares. This rule applies where shares of a Fund are exchanged within 90 days after the date they were purchased and new shares are acquired without a sales charge or at a reduced sales charge pursuant to a right acquired upon the initial purchase of shares. In that case, the gain or loss recognized on the exchange will be determined by excluding from the tax basis of the shares exchanged all or a portion of the sales charge incurred in acquiring those shares. The portion of the sales charge affected by this rule will be treated as a sales charge paid for the new shares and will be reflected in their basis.

If reverse stock splits are done, a share may have a split holding period reflecting the fact that part of the share represents a reinvested dividend or distribution.

TAX REPORTING REQUIREMENTS

All distributions, whether received in shares or cash, must be reported by each shareholder on his or her federal income tax return. Shareholders are also required to report tax-exempt interest. Dividends declared and payable to shareholders of record on a specified date in October, November or December, if any, will be deemed to have been received by shareholders on December 31 if paid during January of the following year. Redemptions of shares, including exchanges for shares of another Fund, may result in tax consequences (gain or loss) to the shareholder and generally are also subject to these reporting requirements. Each shareholder should consult his or her own tax adviser to determine the tax status of a Fund distribution in his or her own state and locality (or foreign country).

Under the federal income tax law, a Fund will be required to report to the IRS all distributions of income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, all such taxable distributions and proceeds from the redemption or exchange of a Fund's shares may be subject to withholding of federal income tax at the rate of 31% in the case of nonexempt shareholders who fail to furnish a Fund with their taxpayer identification number and with required certifications regarding their status under the federal income tax law or if the IRS or a broker notifies a Fund that the number furnished by the shareholder is incorrect. In addition, both the Fund and the shareholder are potentially subject to a $50 penalty imposed by the IRS if a correct, certified taxpayer identification number is not furnished and used on required information returns.

If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in shares, will be reduced by the amounts required to be withheld. Backup withholding is not an additional tax and any amounts withheld are creditable against the shareholder's U.S. Federal tax liability. Investors may wish to consult their tax advisers about the applicability of the backup withholding provisions.

FOREIGN TAXES

Investment income and gains received by a Fund from sources outside the United States may be subject to foreign taxes which were paid or withheld at the source. The payment of such taxes will reduce the amount of dividends and distributions paid to the Funds' stockholders. Since the percentage of each Fund's total assets which will be invested in foreign stocks and securities is not anticipated to be more than 50%, the Funds will not be able to pass through to its shareholders the ability to claim any foreign tax credit. The effective rate of foreign taxes to which a Fund will be subject depends on the specific countries in which each Fund's assets will be invested and the extent of the assets invested in each such country and, therefore, cannot be determined in advance.

STATE AND LOCAL TAXES

The state and local tax treatment of distributions received from a Fund and any special tax considerations associated with foreign investments of a Fund should be examined by shareholders with regard to their own tax situations. Shareholders of the Tax Free Bond Fund may be subject to state and local taxes on distributions from the Fund, including distributions which are exempt from federal income taxes. Some states exempt from the state personal income tax distributions from a Fund derived from interest on obligations issued by the U.S. government or by such state or its municipalities or political subdivisions. Each investor should consult his or her own tax adviser to determine the tax status of distributions from the Funds in his or her own state and locality.

EXPLANATION OF FUND DISTRIBUTIONS

Each distribution is accompanied by a brief explanation of the form and character of the distribution. In January of each year, each Fund will issue to each shareholder a statement of the federal income tax status of all distributions.

GENERAL INFORMATION

The foregoing discussion generally relates to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). Each shareholder who is not a U.S. person should consult his or her tax adviser regarding the U.S. and non-U.S. tax consequences of ownership of shares of a Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable U.S. income tax treaty) on distributions of net investment income and short-term capital gains to him or her.

                             PERFORMANCE INFORMATION

         The Company may, from time to time, include the yield of the Funds and the total return of all Funds in advertisements, sales literature, or reports to shareholders or prospective investors.

         Quotations of yield for the Funds will be based on all investment income per share earned during a particular 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income"), and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

                           2[((a - b)/cd + 1)(6) -1]

where    a     dividends and interest earned during the period,
         b     expenses accrued for the period (net of reimbursements),
         c     the average daily number of shares outstanding during the period that were entitled to receive dividends, and
         d     the maximum offering price per share on the last day of the period.

         Quotations of average annual total return for a Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over certain periods that will include a period of one year (or, if less, up to the life of the Fund), calculated pursuant to the following formula: P(1 + T)(n) = ERV (where P = a hypothetical initial payment of $1,000, T = the total return for the period, n = the number of periods, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). Quotations of total return may also be shown for other periods. All total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, reflect fee waivers or reimbursements in effect for each period and assume that all dividends and distributions are reinvested when paid.

         Because the Funds began operation on January 2, 2001, they do not have any performance history.

         In addition, advertising for a Fund may indicate that investors may consider diversifying their investment portfolios in order to seek protection of the value of their assets against inflation. From time to time, advertising materials for a Fund may refer to or discuss current or past business, political, economic or financial conditions, including events as they relate to those conditions, such as any U.S. monetary or fiscal policies and the current rate of inflation. In addition, from time to time, advertising materials for a Fund may include information concerning retirement and investing for retirement and may refer to the approximate number of then-current Fund shareholders, shareholder accounts and Fund assets.

         From time to time, advertising and sales literature for a Fund may discuss the investment philosophy, personnel and assets under management of the Fund's Manager and Subadvisor, and other pertinent facts relating to the management of the Fund by the Subadvisor.

         From time to time any of the Funds may publish an indication of its past performance as measured by independent sources such as Lipper Inc., Weisenberger Investment Companies Service, Donoghue's Money Fund Report, Spot Market Prices, Barron's, Business Week, Kiplinger's Personal Finance, Financial World, Forbes, Money, Morningstar, Personal Investor, Sylvia Porter's Personal Finance, and The Wall Street Journal.

         In addition, performance information for a Fund may be compared, in advertisements, sales literature, and reports to shareholders to: (i) unmanaged indexes, such as the Standard & Poor's 500 Composite Stock Price Index, the BIG Index, the Morgan Stanley Capital International indexes, the Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, the Merrill Lynch 1 to 3 Year Treasury Index, the Salomon Smith Barney World Government Benchmark Bond Index, the Salomon Smith Barney non-U.S. Dollar World Government Bond Index, the Lehman Brothers Municipal Bond Index and the Lehman Brothers Government Corporate Index; (ii) other groups of mutual funds tracked by Morningstar Inc. or Lipper Inc., widely used independent research firms which rank mutual funds by overall performance, investment objectives and assets, or tracked by other services, companies, publications or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) and other measures of the performance of the economy to assess the real rate of return from an investment in the Funds. Advertisements for a Fund may also include general information about the performance of unmanaged indexes with investment parameters similar to the Fund's. Unmanaged indexes may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

         From time to time, advertisements for the Funds may include general information about the services and products offered by the Funds, The MainStay Funds and New York Life and its subsidiaries. For example, such advertisements may include statistical information about those entities including, but not limited to, the number of current shareholder accounts, the amount of assets under management, sales information, the distribution channels through which the entities' products are available, marketing efforts and statements about this information by the entities' officers, directors and employees.

                                OTHER INFORMATION

CAPITALIZATION

         The Funds are separate portfolios of the Company, an open-end management investment company, incorporated under the laws of Maryland on September 21, 1990. The Company was formerly known as New York Life Institutional Funds Inc. On January 3, 1995 the name of the Company was changed to its present form. The Board of Directors may establish additional portfolios (with different investment objectives and fundamental policies) at any time in the future. Establishment and offering of additional portfolios will not alter the rights of the Company's shareholders. When issued, shares are fully paid, non-assessable, redeemable, and freely transferable.

EFFECTIVE MATURITY

         Certain Funds may use an effective maturity for determining the maturity of their portfolio. Effective maturity means the average expected repayment date of the portfolio taking into account prospective calls, puts and mortgage prepayments, in addition to the maturity dates of the securities in the portfolio.

CONTROL PERSONS AND SHARE OWNERSHIP OF THE FUNDS

         Because the Funds have not yet begun operations, there are no control persons or beneficial and record owners of 5% or more of the Funds' shares.

CODE OF ETHICS

         The Company has adopted a Code of Ethics governing personal trading activities of all Directors, officers of the Company and persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by the Company or obtain information pertaining to such purchase or sale or who have the power to influence the management or policies of the Company or the Manager or a Subadvisor unless such power is the result of their position with the Company or Manager or Subadvisor. Such persons are generally required to preclear all security transactions with the Company's Compliance Officer or his designee and to report all transactions on a regular basis. Subject to these restrictions, these persons are permitted to invest in securities, including securities that may be purchased or held by the Funds. The Company has developed procedures for administration of the Code of Ethics.

INDEPENDENT ACCOUNTANTS

         PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York 10036, has been selected as independent accountants of the Company.

LEGAL COUNSEL

         Dechert, 1775 Eye Street, N.W., Washington, D.C. 20006, passes upon certain legal matters in connection with the shares offered by the Company, and also acts as counsel to the Company.

TRANSFER AGENT

         MainStay Shareholder Services LLC ("MSS") is the Funds' Transfer, Dividend Disbursing and Shareholder Servicing Agent. MSS, whose address is 260 Cherry Hill Road, Parsippany, NJ 07054, is an indirect wholly owned subsidiary of New York Life. MSS provides customer service, is responsible for preparing and sending statements, confirms and checks, and keeps certain financial and accounting records. MSS is paid a per account fee and out-of-pocket expenses by the Funds. MSS has entered into an agreement with Boston Financial Data Services ("BFDS"), whose address is 2 Heritage Drive, North Quincy, MA 02171. BFDS will perform certain of the services for which MSS is responsible. In addition, the Fund or MSS may contract with other service organizations, including affiliates of MSS and broker-dealers and other financial institutions, which will establish a single omnibus account for their clients with the Fund. The service organizations will provide shareholder services to the shareholders within the omnibus accounts and receive service fees for those services from the Fund.

CUSTODIAN

         The Bank of New York, 90 Washington Street, New York, NY 10286, is custodian of the Funds' investments and has subcustodial agreements for holding the Funds' foreign investments.

REGISTRATION STATEMENT

         This Statement of Additional Information and the Prospectus do not contain all the information included in the Company's registration statement filed with the SEC under the Securities Act with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statement, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C.

         Statements contained herein and in the Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.

                                   APPENDIX A

                        DESCRIPTION OF SECURITIES RATINGS

                         MOODY'S INVESTORS SERVICE, INC.

CORPORATE AND MUNICIPAL BOND RATINGS

         Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gift edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.

         A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Moody's applies numerical modifiers, 1, 2, and 3, in each generic rating classified from Aa through Caa. The modifier I indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

         Advance refunded issues that are secured by escrowed funds held in cash, held in trust, reinvested in direct noncallable United States government obligations or noncallable obligations unconditionally guaranteed by the U.S. government are identified with a hatchmark (#) symbol, i.e., #Aaa.

         Moody's assigns conditional ratings to bonds for which the security depends upon the completion of some act or the fulfillment of some condition. These are bonds secured by: (a) earnings of projects under construction; (b) earnings of projects unseasoned in operating experience; (C) rentals that begin when facilities are completed; or (d) payments to which some other limiting condition attaches. The parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition, e.g., Con.(Baa).

MUNICIPAL SHORT-TERM LOAN RATINGS

         MIG I/VMIG 1: This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

         MIG 2/VMIG 2: This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group-

         MIG 3/VMIG 3: This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

         MIG 4/VMIG 4: This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

         SG: This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

CORPORATE SHORT-TERM DEBT RATINGS

         Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year, unless explicitly noted.

         Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

         PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-I repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

         PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

         NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

                                STANDARD & POOR'S

CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS

INVESTMENT GRADE

         AAA: Debt rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

         AA: Debt rated AA differs from the highest rated issues only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

         A: Debt rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

         BBB: Debt rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

SPECULATIVE GRADE

         Debt rated BB, B, CCC, CC, and C is regarded as having significant speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

         BB: Debt rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

         B: Debt rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

         CCC: Debt rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

         CC: An obligation rated CC is currently highly vulnerable to nonpayment.

         C: The C rating may be used to cover a situation where a bankruptcy petition has been filed or a similar action has been taken, but debt service payments are continued.

         D: Debt rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition, or the taking of similar action, if debt service payments are jeopardized.

         Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take, into account currency exchange and related uncertainties.

SHORT-TERM RATING DEFINITIONS

         A-1: A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligors capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign(+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

         A-2: A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

         A-3: A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         B: A short-term obligation rated 'B' is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

         C: A short-term obligation rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

         D: A short-term obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

PART C. OTHER INFORMATION

ITEM 23. EXHIBITS

a.       Exhibits:

         (1)      Articles of Incorporation (1)

         (2)      Articles Supplementary (2)

         (3)      Articles of Amendment (4)

         (4)      Form of Articles Supplementary (6)

         (5)      Articles of Amendment (7)

         (6)      Form of Articles Supplementary (12)

         (7)      Articles of Amendment (to be filed by amendment)

b.       By-laws (1)

c.       Specimen Certificates for Common Stock (3)

d.       (1)      (a)      Form of (composite) Management Agreement between
                           MainStay Institutional Funds Inc., on behalf of the Bond Fund, EAFE Index Fund, Growth Equity Fund,
                           Indexed Bond Fund, Indexed Equity Fund, International
                           Bond Fund, International Equity Fund, Money Market
                           Fund, Asset Manager Fund (formerly Multi-Asset Fund),
                           Short-Term Bond Fund and Value Equity Fund, and
                           MainStay Management LLC. (11)

                  (b) Form of (composite) Management Agreement between MainStay Institutional Funds Inc., on behalf of the Core Bond Plus Fund, Mid Cap Core Fund and Tax Free Bond Fund, and New York Life Investment Management LLC. (filed herewith)

         (2) Form of (composite) Sub-Advisory Agreement between MainStay Management LLC, on behalf of the Bond Fund, Growth Equity Fund, International Bond Fund, International Equity Fund, Short-Term Bond Fund and Value Equity Fund, and MacKay Shields LLC. (11)

         (3) Form of (composite) Sub-Advisory Agreement between MainStay Management LLC, on behalf of the EAFE Index Fund, Indexed Bond Fund, Indexed Equity Fund and Asset Manager Fund (formerly Multi-Asset Fund), and Monitor Capital Advisors LLC. (11)

         (4) Form of Sub-Advisory Agreement between MainStay Management LLC, on behalf of the Money Market Fund and New York Life Insurance Company. (11)

         (5) Form of Sub-Advisory Agreement between New York Life Investment Management LLC, on behalf of the Core Bond Plus Fund and the Tax Free Bond Fund, and MacKay Shields LLC. (filed herewith)

e.       Distribution Agreement (5)

f.       Not Applicable

g.       Form of Custodian Contract (6)

h.       (1)      Form of Transfer Agency and Service Agreement (2)


         (2)      Form of License Agreement (2)


         (3) Form of Service Agreement with New York Life Benefit Services LLC (10)


         (4)      Form of Service Agreement with New York Life Insurance Company
                  (10)


i.       Opinion and Consent of Counsel (to be filed by amendment)

j.       Not Applicable

k.       Not Applicable

l.       Initial Subscription Agreement (3)

m.       (1)      Form of Account Application (3)

         (2)      Shareholder Services Plan (10)

         (3)      Amended and Restated Shareholder Services Plan (12)

         (4)      Shareholder Services Plan for Money Market Fund Sweep Shares
                  (12)

         (5) Plan of Distribution Pursuant to Rule 12b-1 for Money Market Fund Sweep Shares (12)

n.       Not Applicable

o.       (1)      Multiple Class Plan (11)

         (2)      form of Amended and Restated Multiple Class Plan(12)

p.       (1)      Form of Code of Ethics for The MainStay Institutional Funds
                  Inc. (filed herewith)

         (2) Form of Code of Ethics for MainStay Management LLC (filed herewith)

         (3)      Form of Code of Ethics for MacKay Shields LLC (filed herewith)

         (4) Form of Code of Ethics for Monitor Capital Advisors LLC (filed herewith)

         (5)      Form of Code of Ethics for NYLIM  (filed herewith)

         (6) Form of Code of Ethics for NYLIFE Distributors, Inc. (filed herewith)

*        Powers of Attorney filed with the initial Registration Statement No.
         33-36962 on September 21, 1990, with Pre-Effective Amendment No. 2 to the Registration Statement on December 26, 1990, with Post-Effective Amendment No. 7 to the Registration Statement on October 14, 1994, with Post-Effective Amendment No. 18 to the Registration Statement on April 30, 1998, and with Post-Effective Amendment No. 23 to the Registration Statement on February 29, 2000.

1.       Filed with Registration Statement No. 33-36962 on September 21, 1990.

2. Filed with Pre-Effective Amendment No. 1 to Registration Statement No. 33-36962 on November 19, 1990.

3. Filed with Pre-Effective Amendment No. 2 to Registration Statement No. 33-36962 on December 26, 1990.

4. Filed with Post-Effective Amendment No. 4 to Registration Statement No. 33-36962 on November 2, 1992.

5. Filed with Post-Effective Amendment No. 6 to Registration Statement No. 33-36962 on April 29, 1994.

6. Filed with Post-Effective Amendment No. 7 to Registration Statement No. 33-36962 on October 14, 1994.

7. Filed with Post-Effective Amendment No. 8 to Registration Statement No. 33-36962 on December 29, 1994.

8. Filed with Post-Effective Amendment No. 10 to Registration Statement No. 33-36962 on April 28, 1995.

9. Filed with Post-Effective Amendment No. 12 to Registration Statement No. 33-36962 on February 28, 1996.

10. Filed with Post-Effective Amendment No. 14 to Registration Statement No. 33-36962 on May 1, 1997.

11. Filed with Post-Effective Amendment No. 17 to Registration Statement No. 33-36962 on May 1, 1997.

12. Filed with Post-Effective Amendment No. 19 to Registration Statement No. 33-36962 on September 25, 1998.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

                  The following chart indicates the persons controlled by New York Life. Ownership is 100% unless otherwise indicated. Subsidiaries of other subsidiaries are indicated accordingly.

                  Name of Organization  (Jurisdiction) (1)

MainStay VP Series Fund, Inc. (Maryland) (2)
The MainStay Funds (Massachusetts) (2)

New York Life Investment Management Holdings LLC (Delaware)
         MacKay Shields LLC (Delaware)
                  MacKay Shields Domestic General Partner LLC (Delaware) Madison Square Advisors LLC (Delaware)
                  NYLCAP Manager LLC (Delaware)
                           New York Life Capital Partners LLC (Delaware) MainStay Management LLC (Delaware)
         MainStay Shareholder Services LLC (Delaware)
         Monitor Capital Advisors LLC (Delaware)
         New York Life Investment Management LLC (Delaware)
         New York Life Benefit Services LLC (Delaware)
         New York Life International Investment Asia Ltd. (Mauritius) NYLIFE Distributors Inc. (Delaware)
         New York Life Insurance and Annuity Corporation (Delaware)

New York Life International, Inc. (Delaware)
         GEO New York Life, S.A. (Mexico)
         New York Life Insurance Ltd. (South Korea)
         La Buenos Aires New York Life Seguros de Vida S.A. (Argentina) 40% La Buenos Aires New York Life Seguros de Retiro S.A. (Argentina) 40% Maxima S.A. AFJP (Argentina) 40%
         New York Life Insurance Worldwide Ltd. (Hong Kong) [incorporated in
                  Bermuda]
         New York Life International Holdings Ltd. (Mauritius)
         New York Life International India Fund LLC (Mauritius) (90%)

--------------------
1 By including the indicated corporation in this list, New York Life is not stating or admitting that said corporations are under its actual control; rather, these corporations are listed here to ensure full compliance with the requirements of this Form N-1A.

2 This entity is an unaffiliated registered investment company for which New York Life and/or its subsidiaries perform investment management, administrative, distribution and underwriting services. It is not a subsidiary of New York Life but is included for informational purposes only.

         New York Life Insurance (Philippines), Inc.
         New York Life Worldwide Capital, Inc. (DE)
         NYLife Thailand, Inc. (Thailand)
         NYLI-VB Asset Management Co. LLC (Mauritius) (90%)
         P.T. Asuransi Jiwa Sewu-New York Life (50.2%) (Indonesia)

         Seguros Monterrey, S.A.
                  Corporativo Seguros
                  Centro Nacional de Servicios y Operaciones
                  Centro de Capacitacion Monterrey
         Fianzas Monterrey, S.A.
                  Operadora FMA

Max New York Life Insurance Company PVD Ltd. (26%)
         New York Life Settlement Corporation

New York Life Irrevocable Trust of 1996(3)

NYLIFE LLC (Delaware)
         Avanti Corporate Health Systems, Inc. (Delaware)
                  Avanti of the District, Inc. (Maryland)
         Eagle Strategies Corp. (Arizona)
         New York Life Capital Corporation (Delaware)
         New York Life (U.K.) Ltd. (England)(4) (99.97%)
                  Life Assurance Holding Corporation Limited (23%) (South Korea)
                           Windsor Life Assurance Company Limited (Indonesia)
                  Windsor Construction Company Limited
         New York Life International Investment Inc. (Delaware)
                  Monetary Research Ltd. (Bermuda)
                  NYL Management Limited (formerly Quorum Capital Management
                           Limited) (England)
         New York Life International Investment Asia Ltd. (Mauritius)
         New York Life Trust Company (New York)
         NYLCare NC Holdings, Inc. (Delaware)
                  WellPath Community Health Plans LLC (North Carolina) (NYLCare NC Holdings, Inc. owns 25%; Duke Medical Strategies, Inc. owns remaining 75%)
                  ETHIX Southeast, Inc. (North Carolina)
                  WPCHP Holdings, Inc. (formerly Sanus-New England, Inc.) (Delaware)
                           WellPath Preferred Services LLC (99.9%; WPCHP Holdings, Inc. owns other 0.1%) (Delaware)

--------------------

(3) An unaffiliated trust formed solely for the purpose of holding shares of New York Life Settlement Corporation. It is not a subsidiary of New York Life but is included for informational purposes only.

(4) One Share is held in the name of a Nominee as required by British law.

                           WellPath Select Holdings LLC (99.9%; WPCHP Holdings,
                             Inc. owns other 0.1%) (North Carolina)
                           WellPath Select, Inc. (formerly WellPath Community Health Plans, Inc.)

         NYLIFE Administration Corp. (Delaware)
         NYLIFE Structured Asset Management Company Ltd.
         NYLIFE HealthCare Management, Inc. (Delaware)
                  Express Scripts, Inc. (39.4% of total combined stock and 89.6%
                      of the voting rights) (Delaware)
                           Express Scripts Vision Corporation (Delaware)
                           ESI Canada Holdings, Inc. (Canada)
                            ESI Canada, Inc. (Canada)
                           ESI/VRX Sales Development Co.
                           Diversified Pharmaceutical Services (P.R.), Inc. Diversified Pharmaceutical Services, Inc.
                                    Diversified NY IPA, Inc.
                           Express Scripts Specialty Distribution Services, Inc. ESI Utilization Management Co.
                           ESI Claims, Inc.
                           ESI Mail Pharmacy Services, Inc.
                           Great Plains Reinsurance Company
                           IVTx, Inc.
                           Practice Patterns Science, Inc.
                           Value Health, Inc.
                           ValueRx of Michigan, Inc.
                           Your Pharmacy.com, Inc. (Delaware)
         NYLIFE Refinery Inc.
         NYLIFE Securities Inc. (Delaware)
         NYLINK Insurance Agency Incorporated (Delaware)
                  NYLINK Insurance Agency of Alabama, Incorporated (Alabama) NYLINK Insurance Agency of Hawaii, Incorporated (Hawaii) NYLINK Insurance Agency of Idaho, Incorporated (Idaho)(5)(4) NYLINK Insurance Agency of Massachusetts, Incorporated (Massachusetts)
                  NYLINK Insurance Agency of Montana, Incorporated (Montana) NYLINK Insurance Agency of Nevada, Incorporated (Nevada) NYLINK Insurance Agency of New Mexico, Incorporated
                  (New Mexico)
                  NYLINK Insurance Agency of Ohio, Incorporated (Ohio)(4)
                  NYLINK Insurance Agency of Oklahoma, Incorporated
                  (Oklahoma)(4)
                  NYLINK Insurance Agency of Texas, Incorporated (Texas)(4) NYLINK Insurance Agency of Washington, Incorporated (Washington)
                  NYLINK Insurance Agency of Wyoming, Incorporated (Wyoming)

--------------------
(5) These entities are unaffiliated insurance agencies for which New York Life and its subsidiaries perform administrative services. They are not subsidiaries of New York Life but are included for informational purposes only.

         NYLTEMPS Inc.
         Prime Provider Corp.
                  Prime Provider Corp. of Texas
         WellPath of Arizona Reinsurance company (formerly Sanus Reinsurance Company)

NYLIFE Insurance Company of Arizona (Arizona)


ITEM 25. INDEMNIFICATION

                  Reference is made to Article VI of the Registrant's By-Laws (Exhibit 2), and Article VII, Section 2 of the Registrant's Articles of Incorporation (Exhibit 1), which are incorporated by reference herein.

                  Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "Securities Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 26. BUSINESS OR OTHER CONNECTIONS OF INVESTMENT ADVISERS

                  The business of New York Life Investment Management LLC and MacKay Shields LLC is summarized under "Know with Whom You're Investing" in the Prospectus constituting Part A of this Registration Statement, which summary is incorporated herein by reference.

                  The business or other connections of each manager and officer of New York Life Investment Management LLC is currently listed in the investment adviser registration on Form ADV for New York Life Investment Management LLC (File No. 801-57396) and is hereby incorporated herein by reference.

                  The business or other connections of each manager and officer of MacKay Shields LLC is currently listed in the investment adviser registration on Form ADV for MacKay Shields LLC (File No. 801-5594) and is hereby incorporated herein by reference.

ITEM 27. PRINCIPAL UNDERWRITERS

a.       NYLIFE Distributors Inc. also acts as the principal underwriter for:

           The MainStay Funds (File No. 33-2610)

           NYLIAC Variable Universal Life Separate Account I

           NYLIAC Multi-Funded Annuity Separate Account I

           NYLIAC Multi-Funded Annuity Separate Account II

           NYLIAC Variable Annuity Separate Account I

           NYLIAC Variable Annuity Separate Account II

           NYLIAC Variable Annuity Separate Account III

           NYLIAC Variable Life Insurance Separate Account

           NYLIAC Corporate Sponsored Variable Universal Life Separate Account I

           NYLIAC Institutionally Owned Life Insurance Separate Account

b.

      Name and Principal              Position(s) and Office(s) with            Position(s) and
       Business Address                  NYLIFE Distributors, Inc.         Office(s) with Registrant
       ----------------                  -------------------------         -------------------------

Brady, Robert E.                        Director and Vice President                     None
     260 Cherry Hill Road
     Parsippany, NJ  07054

Boyce, Jefferson C.                               Director                      Senior Vice President
     504 Carnegie Center
     2nd Floor
     Princeton, NJ  08540

Roussin, Stephen C.                       Senior Vice President and             Director and Chairman
     300 Interpace Parkway                         Director
     Parsippany, NJ  07054

Gallo, Michael G.                                 Director                              None
     51 Madison Avenue
     New York, NY  10010

Rock, Robert D.                                   Director                              None
     51 Madison Avenue
     New York, NY  10010

Boccio, Frank M.                                  Director                              None
     51 Madison Avenue
     New York, NY  10010

Hildebrand, Phillip J.                            Director                              None
     51 Madison Avenue
     New York, NY  10010

Levy, Richard D.                                  Director                              None
     51 Madison Avenue
     New York, NY  10010

Adasse, Louis H.                          Corporate Vice President                      None
     51 Madison Avenue
     New York, NY  10010

Flanagan, John A.                         Senior Vice President and          Treasurer, Chief Financial
     300 Interpace Parkway                 Chief Financial Officer             and Accounting Officer
     Parsippany, NJ  07054

Calhoun, Jay S.                          Senior Vice President and                      None
     51 Madison Avenue                           Treasurer
     New York, NY  10010

Warga, Thomas J.                         Senior Vice President and                      None
     51 Madison Avenue                        General Auditor
     New York, NY  10010

Livornese, Linda M.                            Vice President                         President
     Morris Corporate Center I
     Building A, 300
     Interpace Parkway
     Parsippany, NJ  27054

Murray, Thomas J.                         Corporate Vice President                      None
     51 Madison Avenue
     New York, NY  10010

Krystel, David J.                              Vice President                           None
     51 Madison Avenue
     New York, NY  10010

McInerney, Barbara                             Vice President                           None
     51 Madison Avenue
     New York, NY  10010

Leier, Albert W.                          Assistant Vice President                      None
     300 Interpace Parkway
     Parsippany, NJ  07054

Arizmendi, Arphiela                       Assistant Vice President               Assistant Treasurer
     300 Interpace Parkway
     Parsippany, NJ  07054

Cirillo, Antoinette B.                    Assistant Vice President               Assistant Treasurer
     300 Interpace Parkway
     Parsippany, NJ  07054

Lorito, Geri                              Assistant Vice President               Assistant Treasurer
     300 Interpace Parkway
     Parsippany, NJ  07054

Gomez, Mark A.                                   Secretary                              None
     51 Madison Avenue
     New York, NY  10010

Whittaker, Lori S.                          Assistant Secretary                         None
     51 Madison Avenue
     New York, NY  10010

c.       Not Applicable.



ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

                  Certain accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the "Investment Company Act"), and the Rules promulgated thereunder are maintained at the offices of the Registrant, and New York Life Insurance Company, 51 Madison Avenue, New York, NY 10010, at the offices of New York Life Investment Management LLC and NYLIFE Distributors Inc., 300 Interpace Parkway, Parsippany NJ 07054, and at the offices of MacKay Shields LLC, 9 West 57th Street, New York, NY 10019. Records relating to the duties of the custodian for the Funds are maintained by The Bank of New York, 90 Washington Street, New York, NY 10286. Records relating to the duties of the Registrant's transfer agent are maintained by Boston Financial Data Services, 2 Heritage Drive, North Quincy, MA 02171.


ITEM 29. MANAGEMENT SERVICES.

                  Not Applicable.


ITEM 30. UNDERTAKINGS.

                  None.

                                   SIGNATURES

                  Pursuant to the requirements of the Securities Act and the Investment Company Act the Registrant has duly caused this Post-Effective Amendment No. 24 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York in the State of New York, on the 18th day of October, 2000.

                                       MAINSTAY INSTITUTIONAL FUNDS INC.

                                       By: /s/ Linda M. Livornese
                                           ----------------------------
                                           Linda M. Livornese
                                           President


                  Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 24 to the Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                          Title                      Date
---------                                          -----                      ----

/s/ STEPHEN C. ROUSSIN
----------------------------------
Stephen C. Roussin*                      Chairperson and Director        October 18, 2000

/s/ PATRICK G. BOYLE
----------------------------------
Patrick G. Boyle*                                Director                October 18, 2000

/s/ LAURENCE GLACKEN
----------------------------------
Lawrence Glacken*                                Director                October 18, 2000

/s/ ROBERT P. MULHEARN
----------------------------------
Robert P. Mulhearn*                              Director                October 18, 2000

/s/ SUSAN B. KERLEY
----------------------------------
Susan B. Kerley*                                 Director                October 18, 2000

/s/ LINDA M. LIVORNESE
----------------------------------
Linda M. Livornese                         President (Principal          October 18, 2000
                                            Executive Officer)

/s/ JOHN A. FLANAGAN
----------------------------------
John A. Flanagan                           Treasurer (Principal          October 18, 2000
                                         Financial and Accounting
                                                 Officer)


*By: /s/ John A. Flanagan
    --------------------------------
      as Attorney-in-Fact
      Power of Attorney filed herewith


* Pursuant to Powers of Attorney filed with Post-Effective Amendment No. 23 to Registration Statement No. 33-36962 on February 29, 2000.

                                  EXHIBIT INDEX


23(d)(1)(b)       Form of (composite) Management Agreement between MainStay
                  Institutional Funds Inc., on behalf of the Core Bond Plus
                  Fund, Mid Cap Core Fund and Tax Free Bond Fund, and New York
                  Life Investment Management LLC.

23(d)(5)          Form of Sub-Advisory Agreement between New York Life
                  Investment Management LLC, on behalf of the Core Bond Plus
                  Fund and the Tax Free Bond Fund, and MacKay Shields LLC.

23(p)(1)          Form of Code of Ethics for The MainStay Institutional Funds
                  Inc.

23(p)(2)          Form of Code of Ethics for MainStay Management LLC

23(p)(3)          Form of Code of Ethics for MacKay Shields LLC

23(p)(4)          Form of Code of Ethics for Monitor Capital Advisors LLC

23(p)(5)          Form of Code of Ethics for NYLIM

23(p)(6)          Form of Code of Ethics for NYLIFE Distributors, Inc.